     As filed with the Securities and Exchange Commission on April 16, 1997
                                                               File No. 33-19949

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C.  20549

                                    FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

     Pre-Effective Amendment No.                            [ ]
                                --------
     Post-Effective Amendment No.  11                       [X]
                                 ------

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

     Amendment No.  75                                      [X]
                  ------

                         HARTFORD LIFE INSURANCE COMPANY
                  SEPARATE ACCOUNT TWO (DC VARIABLE ACCOUNT-II)
                           (Exact Name of Registrant)

                         HARTFORD LIFE INSURANCE COMPANY
                               (Name of Depositor)

                                 P. O. BOX 2999
                            HARTFORD, CT  06104-2999
                   (Address of Depositor's Principal Offices)

                                 (860) 843-6733
               (Depositor's Telephone Number, Including Area Code)

                            MARIANNE O'DOHERTY, ESQ.
                        HARTFORD LIFE INSURANCE COMPANIES
                                 P. O. BOX 2999
                            HARTFORD, CT  06104-2999
                     (Name and Address of Agent for Service)

 It is proposed that this filing will become effective:

               immediately upon filing pursuant to paragraph (b) of Rule 485
     --------
        X      on May 1, 1997 pursuant to paragraph (b) of Rule 485
     --------
               60 days after filing pursuant to paragraph (a)(1) of Rule 485
     --------
               on May 1, 1997 pursuant to paragraph (a)(1) of Rule 485
     --------
               this post-effective amendment designates a new effective date for
     --------  a previously filed post-effective amendment.

PURSUANT TO RULE 24F-2(a)(1) UNDER THE INVESTMENT COMPANY ACT OF 1940, THE REGISTRANT HAS REGISTERED AN INDEFINITE AMOUNT OF SECURITIES. THE RULE 24F-2 NOTICE FOR THE REGISTRANT'S MOST RECENT FISCAL YEAR WAS FILED ON OR ABOUT FEBRUARY 28, 1997.

                              CROSS REFERENCE SHEET
                             PURSUANT TO RULE 495(a)

       N-4 Item No.                            Prospectus Heading
       ------------                            ------------------
      1. Cover Page                            Cover Page

      2. Definitions                           Glossary of Special Terms

      3. Synopsis or Highlights                Summary

      4. Condensed Financial Information       Accumulation Unit Values

      5. General Description of Registrant,    The Contracts and the Separate
         Portfolio Companies                   Accounts; Hartford Life Insurance
                                               Company and the Funds;
                                               Miscellaneous

      6. Deductions                            Charges Under the Contract

      7. General Description of Variable       Operation of the Contract;
         Annuity Contracts                     Payment of Benefits; The
                                               Contracts and the Separate
                                               Accounts

      8. Annuity Period                        Payment of Benefits

      9. Death Benefit                         Payment of Benefits; Operation of
                                               the Contract

     10. Purchases and Contract Value          Operation of the Contract

     11. Redemptions                           Payment of Benefits

     12. Taxes                                 Federal Tax Considerations

     13. Legal Proceedings                     Miscellaneous - Are there any
                                               material legal proceedings
                                               affecting the Separate Account?

     14. Table of Contents of the Statement    Table of Contents of the
         of Additional Information             Statement of Additional
                                               Information

     15.  Cover Page                           Part B; Statement of Additional
                                               Information

     16. Table of Contents                     Table of Contents

     17. General Information and History       Introduction

     18. Services                              None

     19. Purchase of Securities being          Distribution of Contracts
         Offered

     20. Underwriters                          Distribution of Contracts

     21. Calculation of Performance Data       Calculation of Yield and Return

     22. Annuity Payments                      Annuity Benefits

     23. Financial Statements                  Financial Statements

     24. Financial Statements and Exhibits     Financial Statements and Exhibits

     25. Directors and Officers of the         Directors and Officers of the
         Depositor                             Depositor

     26. Persons Controlled by or Under        Persons Controlled by or Under
         Common Control with the Depositor     Common Control with the Depositor
         or Registrant                         or Registrant

     27. Number of Contract Owners             Number of Contract Owners

     28. Indemnification                       Indemnification

     29. Principal Underwriters                Principal Underwriters

     30. Location of Accounts and Records      Location of Accounts and Records

     31. Management Services                   Management Services

     32. Undertakings                          Undertakings

     HARTFORD
     LIFE INSURANCE COMPANY
     MASTER GROUP VARIABLE ANNUITY CONTRACTS
     WITH RESPECT TO DC-I AND DC-II

    [LOGO]


   The variable annuity contracts (hereinafter the "contract" or "contracts" or "Master Contracts") described in this Prospectus are issued by Hartford Life Insurance Company ("Hartford"). The contracts provide for both an Accumulation Period and an Annuity Period.


   On contracts issued in conjunction with a Deferred Compensation Plan of an Employer, variable account Contributions are held in Hartford Life Insurance Company DC Variable Account-I ("DC-I") during the Accumulation Period and in a series of Hartford Life Insurance Company Separate Account Two ("DC-II") during the Annuity Period.

   On contracts issued in conjunction with a Qualified Plan of an employer, all variable account Contributions during both the Accumulation Period and Annuity Period are held in DC-II.

   The contracts to which contributions may be made may contain a General Account option or a separate General Account contract may be issued in conjunction with the contracts described herein. The General Account option or contract may contain restrictions on a Contract Owner's ability to transfer Participant Account Values to or from such contract or option. The General Account option or contract and these restrictions, if any, are not described in this Prospectus.

   The contracts are used in conjunction with Deferred Compensation Plans of tax-exempt and governmental employers as well as with Qualified Plans established by Employers generally (tax-exempt and non-tax-exempt).

   The following Sub-Accounts are available under the contracts. Opposite each Sub-Account is the name of the underlying investment for that Account.


 Advisers Fund             --  shares of Hartford Advisers Fund, Inc.
   Sub-Account                 ("Advisers Fund")
 Bond Fund Sub-Account     --  shares of Hartford Bond Fund, Inc.,
 Calvert Responsibly       --  shares of the Calvert Responsibly Invested
   Invested Balanced           Balanced Portfolio of Acacia Capital Corporation
   Portfolio Sub-Account       ("Calvert Responsibly Invested Balanced
                               Portfolio")
 Capital Appreciation      --  shares of Hartford Capital Appreciation Fund,
   Fund Sub-Account            Inc., ("Capital Appreciation Fund")
 Dividend and Growth Fund  --  shares of Hartford Dividend and Growth Fund,
   Sub-Account                 Inc. ("Dividend and Growth Fund")
 Index Fund Sub-Account    --  shares of Hartford Index Fund, Inc. ("Index
                               Fund")
 International             --  shares of Hartford International Opportunities
   Opportunities Fund          Fund, Inc. ("International Opportunities Fund")
   Sub-Account
 Money Market Fund Sub-    --  shares of HVA Money Market Fund, Inc. ("Money
   Account                     Market Fund")
 Mortgage Securities Fund  --  shares of Hartford Mortgage Securities Fund,
   Sub-Account                 Inc. ("Mortgage Securities Fund")
 Stock Fund Sub-Account    --  shares of Hartford Stock Fund, Inc. ("Stock
                               Fund")




 This Prospectus sets forth the information concerning the Separate Account that investors ought to know before investing. This Prospectus should be kept for future reference. Additional information about the Separate Account has been filed with the Securities and Exchange Commission ("Commission") and is available without charge upon request. To obtain the Statement of Additional Information send a written request to Hartford Life Insurance Company, Attn:
 RPVA Administration, P.O. Box 2999, Hartford, CT 06104-2999. The Table of
 Contents for the Statement of Additional Information may be found on page   of
 this Prospectus. The Statement of Additional Information is incorporated by reference to this Prospectus.

 ------------------------------------------------------------------------------
 THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
 ------------------------------------------------------------------------------
 ------------------------------------------------------------------------------
 THIS PROSPECTUS IS NOT VALID UNLESS ATTACHED TO THE CURRENT PROSPECTUS OF THE APPLICABLE ELIGIBLE FUNDS LISTED ABOVE WHICH CONTAINS A FULL DESCRIPTION OF THOSE FUNDS. INVESTORS ARE ADVISED TO RETAIN THESE PROSPECTUSES FOR FUTURE REFERENCE.
 ------------------------------------------------------------------------------


 Prospectus Dated: May 1, 1997
 Statement of Additional Information Dated: May 1, 1997

                               TABLE OF CONTENTS


 SECTION                                                                   PAGE
 ------------------------------------------------------------------------  ----
 GLOSSARY OF SPECIAL TERMS...............................................    4
 FEE TABLE...............................................................    6
 SUMMARY.................................................................    8
 ACCUMULATION UNIT VALUES................................................   11
 PERFORMANCE RELATED INFORMATION.........................................   17
 INTRODUCTION............................................................   18
 THE CONTRACTS AND THE SEPARATE ACCOUNT..................................   18
   What are the contracts?...............................................   18
   Who can buy these contracts?..........................................   18
   What are the Separate Accounts and how do they operate?...............   19
 OPERATION OF THE CONTRACT...............................................   20
   How are Contributions credited?.......................................   20
   May I make changes in the amounts of my Contributions?................   20
   May I transfer assets between Sub-Accounts?...........................   20
   May I systematically transfer assets to the Sub-Accounts?.............   21
   What happens if the Contract Owner fails to make Contributions?.......   21
   May I assign or transfer the contract?................................   21
   How do I know what my account is worth?...............................   22
   How is the Accumulation Unit value determined?........................   22
   How are the underlying Fund shares valued?............................   22
 PAYMENT OF BENEFITS.....................................................   22
   What would my Beneficiary receive as death proceeds?..................   22
   How can a contract be redeemed or surrendered?........................   23
   Can payment of the redemption or surrender value ever be postponed
    beyond the seven day period?.........................................   23
   May I surrender once Annuity payments have started?...................   24
   Are there differences in the contract related to the type of plan in
    which the Participant is enrolled?...................................   24
   Can a contract be suspended by a Contract Owner?......................   24
   How do I elect an Annuity Commencement Date and Form of Annuity?......   24
   What is the minimum amount that I may select for an Annuity
    payment?.............................................................   24
   How are Contributions made to establish my Annuity account?...........   25
   What are the available Annuity options under the contracts?...........   25
   How are Variable Annuity payments determined?.........................   26
   Can a contract be modified?...........................................   27
 CHARGES UNDER THE CONTRACT..............................................   27
   How are the charges under these contracts made?.......................   27
   Is there ever a time when the sales charges do not apply?.............   28
   What do the sales charges cover?......................................   28
   What is the mortality, expense risk and administrative charge?........   28
   Are there any other administrative charges?...........................   29
   Experience Rating of Contracts........................................   29
   How much are the deductions for Premium Taxes on these contracts?.....   30
   What charges are made by the Funds?...................................   30
   Are there any other deductions?.......................................   30
 HARTFORD LIFE INSURANCE COMPANY AND THE FUNDS...........................   30
   What is Hartford?.....................................................   30
   What are the Funds?...................................................   30
   Does Hartford have any interest in the Funds?.........................   33
 FEDERAL TAX CONSIDERATIONS..............................................   33
   What are some of the federal tax consequences which affect these
    contracts?...........................................................   33
 MISCELLANEOUS...........................................................   37
   What are my voting rights?............................................   37
   Will other contracts be participating in the Separate Accounts?.......   38

 SECTION                                                                   PAGE
 ------------------------------------------------------------------------  ----
   How are the contracts sold?...........................................   38
   Who is the custodian of the Separate Accounts' assets?................   38
   Are there any material legal proceedings affecting the Separate
    Accounts?............................................................   38
   Are you relying on any experts as to any portion of this
    Prospectus?..........................................................   38
   How may I get additional information?.................................   39
 APPENDIX -- ACCUMULATION PERIOD UNDER PRIOR GROUP CONTRACTS.............   40
 TABLE OF CONTENTS FOR STATEMENT OF ADDITIONAL INFORMATION...............   42

                           GLOSSARY OF SPECIAL TERMS

ACCUMULATION PERIOD: The period before the commencement of Annuity payments.

ACCUMULATION UNIT: An accounting unit of measure used to calculate values before Annuity payments begin.

ANNUAL CONTRACT FEE: A fee charged for establishing and maintaining a Participant's Individual Account under a contract.

ANNUITANT: A Participant on whose behalf Annuity payments are to be made under a contract.

ANNUITANT'S ACCOUNT: An account established at the commencement of the Annuity Period under which Annuity payments are made under the contracts.

ANNUITY: A series of payments for life, or for life with a minimum number of payments or a determinable sum guaranteed, or for a joint lifetime and thereafter during the lifetime of the survivor, or for payments for a designated period.

ANNUITY COMMENCEMENT DATE: The date on which Annuity payments are to commence.

ANNUITY PERIOD: The period following the commencement of Annuity payments.

ANNUITY RIGHTS: The Contract Owner's right in situations where the contract is issued in conjunction with a Deferred Compensation Plan to apply up to five times the gross contributions made to the contract during the Accumulation Period (in DC-I only), at the Annuity rates set forth in the contract at the time of issue, at the commencement of the Annuity Period to effect Annuity payments.

ANNUITY UNIT: An accounting unit of measure in the Separate Account used to calculate the amount of Variable Annuity payments.

BENEFICIARY: The person(s) designated to receive contract values in the event of the Participant's or Annuitant's death.

CODE: The Internal Revenue Code of 1986, as amended.

COMMISSION: Securities and Exchange Commission.

CONTRACT OWNER: The Employer or entity owning the contract.

CONTRACT YEAR: A period of 12 months commencing with the effective date of the contract or with any anniversary thereof.


CONTRIBUTION(S): The amount(s) paid or transferred to Hartford, by the Contract Owner on behalf of Participants pursuant to the terms of the contracts.



DATE OF COVERAGE: The date on which the application on behalf of a Participant is received by Hartford.


DEFERRED COMPENSATION PLAN: A plan established and maintained in accordance with the provisions of Section 457 of the Internal Revenue Code and the regulations issued thereunder.


DC VARIABLE ACCOUNT I: Hartford Life Insurance Company DC Variable Account I.


DC VARIABLE ACCOUNT II: A series of Hartford Life Insurance Company Separate Account Two.

EMPLOYER: A governmental or tax-exempt Employer maintaining a Deferred Compensation Plan for its Employees or an Employer establishing a Qualified Plan for its Employees.

FIXED ANNUITY: An Annuity providing for guaranteed payments which remain fixed in amount throughout the payment period and which do not vary with the investment experience of a separate account.

FUNDS: Currently, the Funds described commencing on page   of this Prospectus.


GENERAL ACCOUNT: The General Account of Hartford which consists of all assets of Hartford other than those allocated to the separate accounts of Hartford.



HARTFORD: Hartford Life Insurance Company.


MINIMUM DEATH BENEFIT: The minimum amount payable upon the death of a Participant prior to age 65 and before Annuity payments have commenced.

PARTICIPANT: A term used to describe, for recordkeeping purposes only, any Employee electing to participate in the Deferred Compensation or Qualified Plan of the Employer/Contract Owner.

PARTICIPANT'S CONTRACT YEAR: A period of twelve (12) months commencing with the Date of Coverage of a Participant and each successive 12 month period thereafter.


PARTICIPANT'S INDIVIDUAL ACCOUNT: An account to which the General Account values and the Separate Account Accumulation Units held by the Contract Owner on behalf of Participant under the contract are allocated.



PLAN: The Deferred Compensation Plan or Qualified Plan of an Employer.


PREMIUM TAX: A tax charged by a state or municipality on premiums, purchase payments or contract values.

QUALIFIED PLAN: A voluntary plan of an Employer which qualifies for special tax treatment under a particular section of the Internal Revenue Code.

SEPARATE ACCOUNT: The separate account entitled Hartford Life Insurance Company DC Variable Account-I ("DC-I") and a series of Hartford Life Insurance Company Separate Account Two ("DC-II").

SUB-ACCOUNT: Accounts established within the Separate Account with respect to a Fund.

VALUATION DAY: Every day the New York Stock Exchange is open for trading. The value of the Separate Account is determined at the close of the New York Stock Exchange (currently 4:00 p.m. Eastern Time) on such days.

VALUATION PERIOD: The period between successive Valuation Days.

VARIABLE ANNUITY: An Annuity providing for payments varying in amount in accordance with the investment experience of the assets held in the underlying securities of the Separate Account.

                                   FEE TABLE
                                    SUMMARY
                      Contract Owner Transaction Expenses
                               (All Sub-Accounts)



 Sales Load Imposed on Purchases (as a percentage of premium
   payments).......................................................    None
 Transfer Fee......................................................  $    0
 Contingent Deferred Sales Charge (as a percentage of amounts withdrawn)
     First through Sixth Year......................................       5%
     Seventh and Eighth Year.......................................       4%
     Ninth and Tenth Year..........................................       3%
     Eleventh and Twelfth Year.....................................       2%
     Thirteenth Year...............................................       0%
 Annual Contract Fee...............................................    None
 Annual Expenses-Separate Account (as percentage of average account value)
     Mortality and Expense Risk (DC I)(1)..........................   0.900%
     Mortality and Expense Risk (DC II)............................   1.250%


------------

(1) The Mortality and Expense Risk charge under Separate Account DC-I is 0 .750% of the average daily net assets of DC-I for contract values which exceed $50 million.



    The Transfer Fee, Contingent Deferred Sales Charge, Annual Contract Fee and Mortality and Expense Risk charge may be reduced or eliminated. See "Experience
Rating of Contracts," page   .



                         Annual Fund Operating Expenses
                         (as percentage of net assets)



                                                                        TOTAL FUND
                                                  MANAGEMENT   OTHER    OPERATING
                                                     FEES     EXPENSES   EXPENSES
                                                  ----------  --------  ----------
 Hartford Bond Fund..............................   0.490%     0.030%     0.520%
 Hartford Stock Fund.............................   0.441%     0.016%     0.457%
 HVA Money Market Fund...........................   0.423%     0.021%     0.444%
 Hartford Advisers Fund..........................   0.615%     0.017%     0.632%
 Hartford Capital Appreciation Fund..............   0.629%     0.017%     0.646%
 Hartford Mortgage Securities Fund...............   0.424%     0.029%     0.453%
 Hartford Index Fund.............................   0.374%     0.019%     0.393%
 Hartford International Opportunities Fund.......   0.691%     0.095%     0.786%
 Calvert Responsibly Invested Balanced
   Portfolio(1)..................................   0.710%     0.130%     0.840%
 Hartford Dividend & Growth Fund.................   0.709%     0.017%     0.726%


------------

(1) The figures shown above for the Calvert Responsibly Invested Balanced Portfoli reflect anticipated expenses for fiscal year 1997 and reflect a proposed increase in transfer agency fees. Actual total operating expenses in 1996 were 0.81%.



EXAMPLE-DCI (0.900% MORTALITY AND EXPENSE RISK)



                           If you surrender your Contract     If you annuitize your Contract     If you do not surrender your
                           at the end of the applicable       at the end of the applicable       Contract, you would pay the
                           time period, you would pay the     time period, you would pay the     following expenses on a $1,000
                           following expenses on a $1,000     following expenses on a $1,000     investment, assuming a 5%
                           investment, assuming a 5%          investment, assuming a 5%          annual return on assets:
                           annual return on assets:           annual return on assets:

 SUB-ACCOUNT               1 YEAR 3 YEARS 5 YEARS 10 YEARS    1 YEAR 3 YEARS 5 YEARS 10 YEARS    1 YEAR 3 YEARS 5 YEARS 10 YEARS
                           ------ ------- ------- --------    ------ ------- ------- --------    ------ ------- ------- --------
 Bond Fund................  $ 66   $ 101   $ 138    $ 214      $ 15   $  45   $  78    $ 171      $ 15   $  45   $  78    $ 171
 Stock Fund...............    66      99     134      207        14      43      75      164        14      43      75      164
 HVA Money Market Fund....    66      98     134      205        14      23      74      163        14      33      74      163
 Advisers Fund............    67     104     143      226        16      49      84      184        16      49      84      184
 Capital Appreciation
   Fund...................    68     104     144      227        16      49      85      185        16      49      85      185
 Mortgage Securities
   Fund...................    66      99     134      206        14      43      75      164        14      43      75      164
 Index Fund...............    65      97     131      200        13      41      71      157        13      41      71      157
 International
   Opportunities Fund.....    69     109     151      242        17      54      92      201        17      54      92      201
 Calvert Responsibly
   Invested Balanced
   Portfolio..............    69     110     154      248        18      55      95      207        18      55      95      207
 Dividend & Growth Fund...    68     107     148      236        17      52      89      194        17      52      69      194



    The purpose of this Example is to assist the Contract Owner in understanding various costs and expenses that a Contract Owner will bear directly or indirectly. This Example reflects expenses of the Separate Account and the underlying Funds. Premium taxes may also be applicable.



    This Example should not be considered a representatinon of past or future expenses and actual expenses may be greater or less than those shown.

EXAMPLE-DC-I (0.750% MORTALITY AND EXPENSE RISK)



                           If you surrender your Contract     If you annuitize your Contract     If you do not surrender your
                           at the end of the applicable       at the end of the applicable       Contract, you would pay the
                           time period, you would pay the     time period, you would pay the     following expenses on a $1,000
                           following expenses on a $1,000     following expenses on a $1,000     investment, assuming a 5%
                           investment, assuming a 5%          investment, assuming a 5%          annual return on assets:
                           annual return on assets:           annual return on assets:

 SUB-ACCOUNT               1 YEAR 3 YEARS 5 YEARS 10 YEARS    1 YEAR 3 YEARS 5 YEARS 10 YEARS    1 YEAR 3 YEARS 5 YEARS 10 YEARS
                           ------ ------- ------- --------    ------ ------- ------- --------    ------ ------- ------- --------
 Bond Fund................  $ 65   $  96   $ 130    $ 197      $ 13   $  41   $  70    $ 154      $ 13   $  41   $  70    $ 154
 Stock Fund...............    64      94     127      190        12      39      67      147        12      39      67      147
 HVA Money Market Fund....    64      94     126      189        12      38      66      145        12      38      66      145
 Advisers Fund............    66     100     136      209        14      44      76      167        14      44      76      167
 Capital Appreciation
   Fund...................    66     100     136      211        14      44      77      168        14      44      77      168
 Mortgage Securities
   Fund...................    64      94     127      190        12      38      66      146        12      38      66      146
 Index Fund...............    64      92     124      183        12      37      63      140        12      37      63      140
 International
   Opportunities Fund.....    67     104     143      226        16      49      84      184        16      49      84      184
 Calvert Responsibly
   Invested Balanced
   Portfolio..............    68     106     146      232        16      51      87      190        16      51      87      190
 Dividend & Growth Fund...    67     102     140      220        15      47      81      177        15      47      81      177



    The purpose of this Example is to assist the Contract Owner in understanding various costs and expenses that a Contract Owner will bear directly or indirectly. This Example reflects expenses of the Separate Account and the underlying Funds. Premium taxes may also be applicable.



    This Example should not be considered a representatinon of past or future expenses and actual expenses may be greater or less than those shown.



EXAMPLE-DC-II



                           If you surrender your Contract     If you annuitize your Contract     If you do not surrender your
                           at the end of the applicable       at the end of the applicable       Contract, you would pay the
                           time period, you would pay the     time period, you would pay the     following expenses on a $1,000
                           following expenses on a $1,000     following expenses on a $1,000     investment, assuming a 5%
                           investment, assuming a 5%          investment, assuming a 5%          annual return on assets:
                           annual return on assets:           annual return on assets:

 SUB-ACCOUNT               1 YEAR 3 YEARS 5 YEARS 10 YEARS    1 YEAR 3 YEARS 5 YEARS 10 YEARS    1 YEAR 3 YEARS 5 YEARS 10 YEARS
                           ------ ------- ------- --------    ------ ------- ------- --------    ------ ------- ------- --------
 Bond Fund................  $ 70   $ 111   $ 156    $ 252      $ 18   $  56   $  97    $ 211      $ 18   $  56   $  97    $ 211
 Stock Fund...............    69     110     153      245        17      54      94      204        18      55      94      204
 HVA Money Market Fund....    69     109     152      244        17      54      93      202        17      54      93      203
 Advisers Fund............    71     115     161      263        19      60     103      223        19      60     103      223
 Capital Appreciation
   Fund...................    71     115     162      265        19      60     104      224        20      60     104      224
 Mortgage Securities
   Fund...................    69     109     152      245        17      54      94      203        18      54      94      204
 Index Fund(1)............    65      96     129      195        13      40      69      152        13      40      69      152
 International
   Opportunities Fund.....    72     119     169      279        21      65     111      239        21      65     111      239
 Calvert Responsibly
   Invested Balanced
   Portfolio..............    73     121     171      285        21      66     114      245        22      66     114      245
 Dividend & Growth Fund...    72     117     166      273        20      63     808      233        20      65     108      233


------------

(1) For this Example, the Index Fund combined expenses are limited to 1.25%.



    The purpose of this Example is to assist the Contract Owner in understanding various costs and expenses that a Contract Owner will bear directly or indirectly. This Example reflects expenses of the Separate Account and the underlying Funds. Premium taxes may also be applicable.



    This Example should not be considered a representatinon of past or future expenses and actual expenses may be greater or less than those shown.

                                    SUMMARY

A. CONTRACTS OFFERED

    Group contracts issued in conjunction with a Deferred Compensation Plan or a Qualified Plan of an employer are offered.

    The Qualified Plan contracts available with respect to DC-II are limited to plans established and sponsored by Employers for their Employees. Qualified Plans provide a way for an Employer to establish a funded retirement plan for its Employees. The contract is normally issued to the Employer or to the trustee or custodian of the Employer's Plan.

    Contract Owners who have purchased a prior series of contracts may continue to make Contributions to such contracts subject to the terms and provisions of their contracts. New Participants may be added to existing contracts of the prior series but no new contracts of that series will be issued. Prior Contract
Owners are referred to the Appendix (commencing on page   ) for a description of
the sales charges and other expenses applicable to earlier series of contracts.

B. ACCUMULATION PERIOD UNDER THE CONTRACTS


    During the Accumulation Period under the contracts, Contributions made by the Employer to the contracts are used to purchase variable account interests. Contributions allocated to purchase variable interests may, after the deductions described hereafter, be invested in selected Sub-Accounts of the Separate Account, as appropriate.


C. CONTINGENT DEFERRED SALES CHARGES


    No deduction for sales expense is made at the time of allocation of Contributions to the contracts. A deduction for contingent deferred sales charges is made if there is any surrender of contract values during the first 12 Participant's Contract Years. During the first 6 years thereof, a maximum deduction of 5% will be made against the full amount of any such surrender. During the next 2 years thereof, a maximum deduction of 4% will be made against the full amount of any such surrender. During the next 2 years thereof, a maximum deduction of 3% will be made against the full amount of any such surrender. During the next 2 years thereof, a maximum deduction of 2% will be made against the full amount of any such surrender. Such charges will never exceed 8.5% of aggregate Contributions to a Participant's Individual Account. The amount or term of the contingent deferred sales charge may be reduced (see
"Charges Under the Contract -- Experience Rating of Contracts," page   ).


    No deduction for contingent deferred sales charges will be made in certain cases. (See "Is there ever a time when the sales charges do not apply?"
commencing on page   .)


    Hartford reserves the right to limit any increase in the Contributions made to a Participant's Individual Account under any contract to no more than three times the total Contributions made on behalf of such Participant during the initial 12 consecutive months following the Date of Coverage. Increases in excess of those described will be accepted only with the consent of Hartford and subject to the then current deductions being made under the contracts.


D. TRANSFER BETWEEN ACCOUNTS


    During the Accumulation Period a Contract Owner may allocate monies held in the Separate Account among the available Sub-Accounts of the Separate Account. There may be restrictions under certain circumstances (see "May I transfer
assets between Sub-Accounts?" commencing on page   ).


E. ANNUITY PERIOD UNDER THE CONTRACTS

    Contract values held with respect to Participants' Individual Accounts with respect to DC-I or DC-II, as appropriate, at the end of the Accumulation Period (and any additional Contributions that a Deferred Compensation Plan Contract Owner (DC-I, only) elects to make at the commencement of the Annuity Period) will, at the direction of the Contract Owner, be allocated to establish Annuitants' Accounts to provide Fixed and/or Variable Annuities under the contracts.

    Additional Contributions made under the contracts (on Deferred Compensation Plans written with respect to DC-I only) at the beginning of the Annuity Period, to effect increased Fixed and/or Variable Annuity payments, will be subject to a sales charge deduction in the maximum amount of 3.50% of such Contribution. (See "How are Contributions made to establish my Annuity account?" commencing on page
  .)

F. MINIMUM DEATH BENEFITS


    A Minimum Death Benefit is provided in the event of death of the Participant under a Participant's Individual Account prior to the earlier of the Participant's 65th birthday or the Annuity Commencement Date. (See "What would
my Beneficiary receive as death proceeds?" commencing on page   .)


G. ANNUITY OPTIONS


    The Annuity Commencement Date will not be deferred beyond the Participant's 75th birthday or such earlier date as may be required by applicable law and/or regulation. If a Contract Owner does not elect otherwise, Hartford reserves the right to begin Annuity payments automatically at age 65 under an option providing for a life Annuity with 120 monthly payments certain. (See "What are
the available Annuity options under the contracts?" commencing on page   .)
However, Hartford will not assume responsibility in determining or monitoring minimum distributions beginning at age 70 1/2. When an Annuity is purchased by a Contract Owner for an Annuitant, unless otherwise specified, DC-I or DC-II Accumulation Unit Values will be applied to provide a Variable Annuity under DC-II.


H. DEDUCTIONS FOR PREMIUM TAXES


    Deductions will be made during the Accumulation Period and Annuity Period, as appropriate, for the payment of any Premium Taxes that may be levied against the contract by a state or other governmental entity. The range is generally
between 0% and 3.50%. (See "Charges Under The Contract," page   .)


I. ASSET CHARGE IN THE SEPARATE ACCOUNT


    During both the Accumulation Period and the Annuity Period a charge is made by Hartford for providing the mortality, expense, and administrative undertakings under the contracts. With respect to contract values held in DC-I, such charge is an annual rate of .90% (.50% for mortality, .15% for expense and
 .25% for administrative undertakings) of the average daily net assets of DC-I; however, where contract values exceed fifty million dollars ($50,000,000.00), such charge is an annual rate of .75% (.50% for mortality, .10% for expense and
 .15% for administrative undertakings) of the average daily net assets of DC-I. With respect to contract values held in DC-II, such charge is an annual rate of 1.25% (.85% for mortality, .15% for expense and .25% for administrative undertakings) of the average daily net assets of DC-II. The rate charged for the mortality, expense and administrative undertakings under the contracts maybe reduced (see "Charges Under the Contract -- Experience Rating of Contracts,"
page   ). The rate charged for the expense, mortality and administrative undertakings may be periodically increased by Hartford subject to a maximum annual rate of 2.00%, provided, however, that no such increase will occur unless the Commission shall have first approved any such increase. (See "Charges Under
The Contract ," page   .)



J. ANNUAL CONTRACT FEE



    An Annual Contract Fee may be charged against the value of each Participant's Individual Account under a contract at the end of a Participant's Contract Year. Currently there is no Annual Contract Fee. (See "Charges Under
The Contract," page   .) The Annual Contract Fee may be reduced or waived (see
"Charges Under the Contract -- Experience Rating of Contracts," page   ).



K. FUND FEES AND CHARGES



    The funds are subject to certain fees, charges and expenses. See the accompanying prospectuses for the Funds.


L. MINIMUM PAYMENT


    The minimum Contribution that may be made each month on behalf of a Participant's Individual Account under a contract is $30.00, unless the Employer's Plan provides otherwise.

M. PAYMENT ALLOCATION TO DC-I AND


    The contracts permit the allocation of Contributions, in multiples of ten percent of each Contribution among the several Sub-Accounts of DC-I and DC-II. The minimum amount that may be allocated to or invested in Accumulation Units of any Sub-Account in a Separate Account shall not be less than $10.00.

N. VOTING RIGHTS OF CONTRACT OWNERS


    Contract Owners and/or vested Participants will have the right to vote on matters affecting the underlying Fund to the extent that proxies are solicited by such Fund. If a Contract Owner does not vote, Hartford shall vote such interest in the same proportion as shares of the Fund for which instructions have been received by Hartford. (See "What are my voting rights?" commencing on
page   .)

                            ACCUMULATION UNIT VALUES
          (FOR AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT THE PERIOD)



    The following information, insofar as it relates to the period ended December 31, 1996, has been examined by Arthur Andersen LLP, independent public accountants, whose report thereon is included in the Statement of Additional Information, which is incorporated by reference to this Prospectus.


                                                                                              YEAR ENDED DECEMBER 31,
                                                                               -----------------------------------------------------
                                                                                 1996       1995       1994       1993       1992
                                                                               ---------  ---------  ---------  ---------  ---------
DC-I
HARTFORD BOND FUND SUB-ACCOUNT
Accumulation unit value at beginning of period...............................  $   4.099  $   3.499  $   3.689  $   3.388  $   3.251
Accumulation unit value at end of period.....................................  $   4.201  $   4.099  $   3.499  $   3.689  $   3.388
Number accumulation units outstanding at end of period (in thousands)........      8,711      8,630      9,090     10,092     10,253
HARTFORD STOCK FUND SUB-ACCOUNT
Accumulation unit value at beginning of period...............................  $   8.979  $   6.773  $   6.990  $   6.190  $   5.695
Accumulation unit value at end of period.....................................  $  11.059  $   8.979  $   6.773  $   6.990  $   6.190
Number accumulation units outstanding at end of period (in thousands)........     42,224     39,271     39,551     37,542     34,861
HARTFORD MONEY MARKET FUND SUB-ACCOUNT
Accumulation unit value at beginning of period...............................  $   2.629  $   2.515  $   2.450  $   2.410  $   2.354
Accumulation unit value at end of period.....................................  $   2.738  $   2.629  $   2.515  $   2.450  $   2.410
Number accumulation units outstanding at end of period (in thousands)........      9,609      7,884      9,548      9,298      9,999
HARTFORD ADVISERS FUND SUB-ACCOUNT
Accumulation unit value at beginning of period...............................  $   3.649  $   2.876  $   2.993  $   2.700  $   2.524
Accumulation unit value at end of period.....................................  $   4.213  $   3.649  $   2.876  $   2.993  $   2.700
Number accumulation units outstanding at end of period (in thousands)........    136,232    128,415    126,437    119,064    105,648


                                                                                 1991       1990       1989       1988       1987

                                                                               ---------  ---------  ---------  ---------  ---------

DC-I
HARTFORD BOND FUND SUB-ACCOUNT
Accumulation unit value at beginning of period...............................  $   2.827  $   2.640  $   2.384  $   2.244  $   2.273
(a)
Accumulation unit value at end of period.....................................  $   3.251  $   2.827  $   2.640  $   2.384  $   2.244

Number accumulation units outstanding at end of period (in thousands)........     10,201      9,871      9,462      9,015      8,461

HARTFORD STOCK FUND SUB-ACCOUNT
Accumulation unit value at beginning of period...............................  $   4.628  $   4.875  $   3.916  $   3.332  $   3.201
(a)
Accumulation unit value at end of period.....................................  $   5.695  $   4.628  $   4.875  $   3.916  $   3.332

Number accumulation units outstanding at end of period (in thousands)........     32,700     29,962     28,198     25,658     25,694

HARTFORD MONEY MARKET FUND SUB-ACCOUNT
Accumulation unit value at beginning of period...............................  $   2.248  $   2.106  $   1.954  $   1.842  $   1.752
(b)
Accumulation unit value at end of period.....................................  $   2.354  $   2.248  $   2.106  $   1.954  $   1.842

Number accumulation units outstanding at end of period (in thousands)........     10,936     11,181      8,871      8,703      7,521

HARTFORD ADVISERS FUND SUB-ACCOUNT
Accumulation unit value at beginning of period...............................  $   2.123  $   2.123  $   1.766  $   1.566  $   1.497
(c)
Accumulation unit value at end of period.....................................  $   2.524  $   2.123  $   2.123  $   1.766  $   1.566

Number accumulation units outstanding at end of period (in thousands)........     93,981     84,223     74,660     62,335     56,502


                                                                                               YEAR ENDED DECEMBER 31,
                                                                                      ------------------------------------------
                                                                                        1996       1995       1994       1993
                                                                                      ---------  ---------  ---------  ---------
HARTFORD CAPITAL APPRECIATION FUND SUB-ACCOUNT
Accumulation unit value at beginning of period......................................  $   5.482  $   4.257  $   4.204  $   3.524
Accumulation unit value at end of period............................................  $   6.552  $   5.482  $   4.257  $   4.204
Number accumulation units outstanding at end of period (in thousands)...............     59,279     52,278     46,086     36,598
HARTFORD MORTGAGE SECURITIES FUND SUB-ACCOUNT
Accumulation unit value at beginning of period......................................  $   2.335  $   2.034  $   2.093  $   1.993
Accumulation unit value at end of period............................................  $   2.430  $   2.335  $   2.034  $   2.093
Number accumulation units outstanding at end of period (in thousands)...............     10,597     11,067     10,782     11,722
HARTFORD INDEX FUND SUB-ACCOUNT
Accumulation unit value at beginning of period......................................  $   2.353  $   1.738  $   1.735  $   1.605
Accumulation unit value at end of period............................................  $   1.520  $   2.353  $   1.738  $   1.735
Number accumulation units outstanding at end of period (in thousands)...............     49,989     19,816     15,356     13,489
CALVERT RESPONSIBLY INVESTED BALANCED PORTFOLIO SUB-ACCOUNT
Accumulation unit value at beginning of period......................................  $   1.929  $   1.504  $   1.573  $   1.475
Accumulation unit value at end of period............................................  $   2.152  $   1.929  $   1.504  $   1.573
Number accumulation units outstanding at end of period (in thousands)...............     10,160      9,009      7,899      7,199
HARTFORD INTERNATIONAL OPPORTUNITIES FUND SUB-ACCOUNT
Accumulation unit value at beginning of period......................................  $   1.330  $   1.181  $   1.220  $   0.924
Accumulation unit value at end of period............................................  $   1.488  $   1.330  $   1.181  $   1.220
Number accumulation units outstanding at end of period (in thousands)...............     43,558     35,671     38,270     19,894
HARTFORD DIVIDEND & GROWTH FUND SUB-ACCOUNT
Accumulation unit value at beginning of period......................................  $   1.224     --         --         --
Accumulation unit value at end of period............................................  $   1.490  $   1.224     --         --
Number accumulation units outstanding at end of period (in thousands)...............     20,897      6,317     --         --


                                                                                        1992       1991       1990       1989
                                                                                      ---------  ---------  ---------  ---------
HARTFORD CAPITAL APPRECIATION FUND SUB-ACCOUNT
Accumulation unit value at beginning of period......................................  $   3.050  $   2.004  $   2.278  $   1.858
Accumulation unit value at end of period............................................  $   3.524  $   3.050  $   2.004  $   2.278
Number accumulation units outstanding at end of period (in thousands)...............     25,900     19,437     15,293     13,508
HARTFORD MORTGAGE SECURITIES FUND SUB-ACCOUNT
Accumulation unit value at beginning of period......................................  $   1.929  $   1.702  $   1.571  $   1.406
Accumulation unit value at end of period............................................  $   1.993  $   1.929  $   1.702  $   1.571
Number accumulation units outstanding at end of period (in thousands)...............     12,046     11,855     10,291      8,919
HARTFORD INDEX FUND SUB-ACCOUNT
Accumulation unit value at beginning of period......................................  $   1.522  $   1.190  $   1.255  $   0.975
Accumulation unit value at end of period............................................  $   1.605  $   1.522  $   1.190  $   1.255
Number accumulation units outstanding at end of period (in thousands)...............     11,720      8,519      6,350      3,639
CALVERT RESPONSIBLY INVESTED BALANCED PORTFOLIO SUB-ACCOUNT
Accumulation unit value at beginning of period......................................  $   1.388  $   1.207  $   1.173  $   1.000
Accumulation unit value at end of period............................................  $   1.475  $   1.388  $   1.207  $   1.173
Number accumulation units outstanding at end of period (in thousands)...............      5,215      3,508      2,036        629
HARTFORD INTERNATIONAL OPPORTUNITIES FUND SUB-ACCOUNT
Accumulation unit value at beginning of period......................................  $   0.979  $   0.877  $   1.000     --
Accumulation unit value at end of period............................................  $   0.924  $   0.979  $   0.877     --
Number accumulation units outstanding at end of period (in thousands)...............      8,061      4,663      2,564     --
HARTFORD DIVIDEND & GROWTH FUND SUB-ACCOUNT
Accumulation unit value at beginning of period......................................     --         --         --         --
Accumulation unit value at end of period............................................     --         --         --         --
Number accumulation units outstanding at end of period (in thousands)...............     --         --         --         --


                                                                                        1988       1987
                                                                                      ---------  ---------
HARTFORD CAPITAL APPRECIATION FUND SUB-ACCOUNT
Accumulation unit value at beginning of period......................................  $   1.490  $   1.579(d)
Accumulation unit value at end of period............................................  $   1.858  $   1.490
Number accumulation units outstanding at end of period (in thousands)...............      9,970      8,485
HARTFORD MORTGAGE SECURITIES FUND SUB-ACCOUNT
Accumulation unit value at beginning of period......................................  $   1.313  $   1.296(e)
Accumulation unit value at end of period............................................  $   1.406  $   1.313
Number accumulation units outstanding at end of period (in thousands)...............      9,005      8,139
HARTFORD INDEX FUND SUB-ACCOUNT
Accumulation unit value at beginning of period......................................  $   0.850  $   1.000(f)
Accumulation unit value at end of period............................................  $   0.975  $   0.850
Number accumulation units outstanding at end of period (in thousands)...............      1,946      1,323
CALVERT RESPONSIBLY INVESTED BALANCED PORTFOLIO SUB-ACCOUNT
Accumulation unit value at beginning of period......................................     --             --(g)
Accumulation unit value at end of period............................................     --         --
Number accumulation units outstanding at end of period (in thousands)...............     --         --
HARTFORD INTERNATIONAL OPPORTUNITIES FUND SUB-ACCOUNT
Accumulation unit value at beginning of period......................................     --             --(h)
Accumulation unit value at end of period............................................     --         --
Number accumulation units outstanding at end of period (in thousands)...............     --         --
HARTFORD DIVIDEND & GROWTH FUND SUB-ACCOUNT
Accumulation unit value at beginning of period......................................     --             --(i)
Accumulation unit value at end of period............................................     --
Number accumulation units outstanding at end of period (in thousands)...............     --

                                                                                             YEAR ENDED DECEMBER 31,
                                                                                    ------------------------------------------
                                                                                      1996       1995       1994       1993
                                                                                    ---------  ---------  ---------  ---------
DC-II (1.25%)
HARTFORD BOND FUND SUB-ACCOUNT
Accumulation unit value at beginning of period....................................  $   4.095  $   3.500  $   3.689  $   3.389
Accumulation unit value at end of period..........................................  $   4.187  $   4.095  $   3.500  $   3.689
Number accumulation units outstanding at end of period (in thousands).............      1,655      1,368      1,123        992
HARTFORD STOCK FUND SUB-ACCOUNT
Accumulation unit value at beginning of period....................................  $   8.968  $   6.771  $   6.988  $   6.188
Accumulation unit value at end of period..........................................  $  11.017  $   8.968  $   6.771  $   6.988
Number accumulation units outstanding at end of period (in thousands).............      4,885      4,413      3,885      3,181
HARTFORD MONEY MARKET FUND SUB-ACCOUNT
Accumulation unit value at beginning of period....................................  $   2.624  $   2.512  $   2.447  $   2.407
Accumulation unit value at end of period..........................................  $   2.725  $   2.624  $   2.512  $   2.447
Number accumulation units outstanding at end of period (in thousands).............      1,333        989        905        886
HARTFORD ADVISERS FUND SUB-ACCOUNT
Accumulation unit value at beginning of period....................................  $   3.647  $   2.876  $   2.993  $   2.700
Accumulation unit value at end of period..........................................  $   4.201  $   3.647  $   2.876  $   2.993
Number accumulation units outstanding at end of period (in thousands).............     10,505      9,212      8,279      7,023
HARTFORD CAPITAL APPRECIATION FUND SUB-ACCOUNT
Accumulation unit value at beginning of period....................................  $   5.478  $   4.257  $   4.204  $   3.524
Accumulation unit value at end of period..........................................  $   6.533  $   5.478  $   4.257  $   4.204
Number accumulation units outstanding at end of period (in thousands).............     10,979      9,081      6,923      4,940


                                                                                      1992       1991       1990       1989
                                                                                    ---------  ---------  ---------  ---------
DC-II (1.25%)
HARTFORD BOND FUND SUB-ACCOUNT
Accumulation unit value at beginning of period....................................  $   3.251  $   2.827  $   2.641  $   2.385
Accumulation unit value at end of period..........................................  $   3.389  $   3.251  $   2.827  $   2.641
Number accumulation units outstanding at end of period (in thousands).............        816        732        724        594
HARTFORD STOCK FUND SUB-ACCOUNT
Accumulation unit value at beginning of period....................................  $   5.694  $   4.627  $   4.874  $   3.915
Accumulation unit value at end of period..........................................  $   6.188  $   5.694  $   4.627  $   4.874
Number accumulation units outstanding at end of period (in thousands).............      2,517      1,885      1,467      1,156
HARTFORD MONEY MARKET FUND SUB-ACCOUNT
Accumulation unit value at beginning of period....................................  $   2.351  $   2.245  $   2.103  $   1.951
Accumulation unit value at end of period..........................................  $   2.407  $   2.351  $   2.245  $   2.103
Number accumulation units outstanding at end of period (in thousands).............        884        929        881        718
HARTFORD ADVISERS FUND SUB-ACCOUNT
Accumulation unit value at beginning of period....................................  $   2.524  $   2.123  $   2.123  $   1.766
Accumulation unit value at end of period..........................................  $   2.700  $   2.524  $   2.123  $   2.123
Number accumulation units outstanding at end of period (in thousands).............      7,323      6,220      5,565      5,227
HARTFORD CAPITAL APPRECIATION FUND SUB-ACCOUNT
Accumulation unit value at beginning of period....................................  $   3.050  $   2.004  $   2.278  $   1.858
Accumulation unit value at end of period..........................................  $   3.524  $   3.050  $   2.004  $   2.278
Number accumulation units outstanding at end of period (in thousands).............      3,276      2,113      1,455      1,037


                                                                                      1988       1987
                                                                                    ---------  ---------
DC-II (1.25%)
HARTFORD BOND FUND SUB-ACCOUNT
Accumulation unit value at beginning of period....................................  $   2.244  $   2.273(j)
Accumulation unit value at end of period..........................................  $   2.385  $   2.244
Number accumulation units outstanding at end of period (in thousands).............        433        320
HARTFORD STOCK FUND SUB-ACCOUNT
Accumulation unit value at beginning of period....................................  $   3.331  $   3.200(k)
Accumulation unit value at end of period..........................................  $   3.915  $   3.331
Number accumulation units outstanding at end of period (in thousands).............      1,011        951
HARTFORD MONEY MARKET FUND SUB-ACCOUNT
Accumulation unit value at beginning of period....................................  $   1.840  $   1.749(k)
Accumulation unit value at end of period..........................................  $   1.951  $   1.840
Number accumulation units outstanding at end of period (in thousands).............        628        389
HARTFORD ADVISERS FUND SUB-ACCOUNT
Accumulation unit value at beginning of period....................................  $   1.566  $   1.497(c)
Accumulation unit value at end of period..........................................  $   1.766  $   1.566
Number accumulation units outstanding at end of period (in thousands).............      4,631      4,283
HARTFORD CAPITAL APPRECIATION FUND SUB-ACCOUNT
Accumulation unit value at beginning of period....................................  $   1.490  $   1.579(d)
Accumulation unit value at end of period..........................................  $   1.858  $   1.490
Number accumulation units outstanding at end of period (in thousands).............        787        664

                                                                                               YEAR ENDED DECEMBER 31,
                                                                                      ------------------------------------------
                                                                                        1996       1995       1994       1993
                                                                                      ---------  ---------  ---------  ---------
HARTFORD MORTGAGE SECURITIES FUND SUB-ACCOUNT
Accumulation unit value at beginning of period......................................  $   2.333  $   2.034  $   2.093  $   1.993
Accumulation unit value at end of period............................................  $   2.421  $   2.333  $   2.034  $   2.093
Number accumulation units outstanding at end of period (in thousands)...............      1,141      1,149        994        942
HARTFORD INDEX FUND SUB-ACCOUNT
Accumulation unit value at beginning of period......................................  $   2.353  $   1.738  $   1.735  $   1.605
Accumulation unit value at end of period............................................  $   2.848  $   2.353  $   1.738  $   1.735
Number accumulation units outstanding at end of period (in thousands)...............      4,378      3,153      2,376      1,862
CALVERT RESPONSIBLY INVESTED BALANCED PORTFOLIO SUB-ACCOUNT
Accumulation unit value at beginning of period......................................  $   1.817  $   1.417  $   1.483  $   1.391
Accumulation unit value at end of period............................................  $   2.021  $   1.817  $   1.417  $   1.483
Number accumulation units outstanding at end of period (in thousands)...............      1,193        923        693        498
HARTFORD INTERNATIONAL OPPORTUNITIES FUND SUB-ACCOUNT
Accumulation unit value at beginning of period......................................  $   1.329  $   1.181  $   1.220  $   0.924
Accumulation unit value at end of period............................................  $   1.483  $   1.329  $   1.181  $   1.220
Number accumulation units outstanding at end of period (in thousands)...............      5,996      4,520      3,640      1,495
HARTFORD DIVIDEND & GROWTH FUND SUB-ACCOUNT
Accumulation unit value at beginning of period......................................  $   1.223     --         --         --
Accumulation unit value at end of period............................................  $   1.490  $   1.223     --         --
Number accumulation units outstanding at end of period (in thousands)...............      3,874        558     --         --


                                                                                        1992       1991       1990       1989
                                                                                      ---------  ---------  ---------  ---------
HARTFORD MORTGAGE SECURITIES FUND SUB-ACCOUNT
Accumulation unit value at beginning of period......................................  $   1.929  $   1.702  $   1.571  $   1.406
Accumulation unit value at end of period............................................  $   1.993  $   1.929  $   1.702  $   1.571
Number accumulation units outstanding at end of period (in thousands)...............        802        736        582        845
HARTFORD INDEX FUND SUB-ACCOUNT
Accumulation unit value at beginning of period......................................  $   1.522  $   1.190  $   1.255  $   0.975
Accumulation unit value at end of period............................................  $   1.605  $   1.522  $   1.190  $   1.255
Number accumulation units outstanding at end of period (in thousands)...............      1,437        871        595        275
CALVERT RESPONSIBLY INVESTED BALANCED PORTFOLIO SUB-ACCOUNT
Accumulation unit value at beginning of period......................................  $   1.308  $   1.138  $   1.106  $   1.000
Accumulation unit value at end of period............................................  $   1.391  $   1.308  $   1.138  $   1.106
Number accumulation units outstanding at end of period (in thousands)...............        317        187         94         18
HARTFORD INTERNATIONAL OPPORTUNITIES FUND SUB-ACCOUNT
Accumulation unit value at beginning of period......................................  $   0.979  $   0.877  $   1.000     --
Accumulation unit value at end of period............................................  $   0.924  $   0.979  $   0.877     --
Number accumulation units outstanding at end of period (in thousands)...............        553        220         52     --
HARTFORD DIVIDEND & GROWTH FUND SUB-ACCOUNT
Accumulation unit value at beginning of period......................................     --         --         --         --
Accumulation unit value at end of period............................................     --         --         --         --
Number accumulation units outstanding at end of period (in thousands)...............     --         --         --         --


                                                                                        1988       1987
                                                                                      ---------  ---------
HARTFORD MORTGAGE SECURITIES FUND SUB-ACCOUNT
Accumulation unit value at beginning of period......................................  $   1.313  $   1.296(e)
Accumulation unit value at end of period............................................  $   1.406  $   1.313
Number accumulation units outstanding at end of period (in thousands)...............        764        598
HARTFORD INDEX FUND SUB-ACCOUNT
Accumulation unit value at beginning of period......................................  $   0.850  $   1.000(f)
Accumulation unit value at end of period............................................  $   0.975  $   0.850
Number accumulation units outstanding at end of period (in thousands)...............        116         49
CALVERT RESPONSIBLY INVESTED BALANCED PORTFOLIO SUB-ACCOUNT
Accumulation unit value at beginning of period......................................     --             --(g)
Accumulation unit value at end of period............................................  $   1.000     --
Number accumulation units outstanding at end of period (in thousands)...............     --         --
HARTFORD INTERNATIONAL OPPORTUNITIES FUND SUB-ACCOUNT
Accumulation unit value at beginning of period......................................     --             --(h)
Accumulation unit value at end of period............................................     --         --
Number accumulation units outstanding at end of period (in thousands)...............     --         --
HARTFORD DIVIDEND & GROWTH FUND SUB-ACCOUNT
Accumulation unit value at beginning of period......................................     --             --(i)
Accumulation unit value at end of period............................................     --         --
Number accumulation units outstanding at end of period (in thousands)...............     --         --



                                                                                               YEAR ENDED DECEMBER 31,
                                                                                      ------------------------------------------
                                                                                        1996       1995       1994       1993
                                                                                      ---------  ---------  ---------  ---------
DC-II (0.150%)
HARTFORD BOND FUND SUB-ACCOUNT
Accumulation unit value at beginning of period......................................  $   3.858  $   3.261  $   3.400  $   3.089
Accumulation unit value at end of period............................................  $   3.988  $   3.858  $   3.261  $   3.400
Number accumulation units outstanding at end of period (in thousands)...............        306        282        306        313
HARTFORD STOCK FUND SUB-ACCOUNT
Accumulation unit value at beginning of period......................................  $   6.964  $   5.200  $   5.309  $   4.651
Accumulation unit value at end of period............................................  $   8.648  $   6.964  $   5.200  $   5.309
Number accumulation units outstanding at end of period (in thousands)...............        874        825        858        859
HARTFORD MONEY MARKET FUND SUB-ACCOUNT
Accumulation unit value at beginning of period......................................  $   2.551  $   2.416  $   2.328  $   2.265
Accumulation unit value at end of period............................................  $   2.679  $   2.551  $   2.416  $   2.328
Number accumulation units outstanding at end of period (in thousands)...............        321        267        266        278
HARTFORD ADVISERS FUND SUB-ACCOUNT
Accumulation unit value at beginning of period......................................  $   4.188  $   3.268  $   3.365  $   3.002
Accumulation unit value at end of period............................................  $   4.875  $   4.188  $   3.268  $   3.365
Number accumulation units outstanding at end of period (in thousands)...............        603        646        529        547
HARTFORD CAPITAL APPRECIATION FUND SUB-ACCOUNT
Accumulation unit value at beginning of period......................................  $   6.224  $   4.785  $   4.676  $   3.876
Accumulation unit value at end of period............................................  $   7.501  $   6.224  $   4.785  $   4.676
Number accumulation units outstanding at end of period (in thousands)...............        783        737        600        502
HARTFORD MORTGAGE SECURITIES FUND SUB-ACCOUNT
Accumulation unit value at beginning of period......................................  $   2.632  $   2.269  $   2.310  $   2.176
Accumulation unit value at end of period............................................  $   2.761  $   2.632  $   2.269  $   2.310
Number accumulation units outstanding at end of period (in thousands)...............        143         76         78        111
HARTFORD INDEX FUND SUB-ACCOUNT
Accumulation unit value at beginning of period......................................  $   2.558  $   1.876  $   1.861  $   1.708
Accumulation unit value at end of period............................................  $   3.118  $   2.558  $   1.876  $   1.861
Number accumulation units outstanding at end of period (in thousands)...............        354        282        217        183


                                                                                        1992       1991       1990       1989
                                                                                      ---------  ---------  ---------  ---------
DC-II (0.150%)
HARTFORD BOND FUND SUB-ACCOUNT
Accumulation unit value at beginning of period......................................  $   2.932  $   2.521  $   2.329  $   2.080
Accumulation unit value at end of period............................................  $   3.089  $   2.932  $   2.521  $   2.329
Number accumulation units outstanding at end of period (in thousands)...............        329        324        328        359
HARTFORD STOCK FUND SUB-ACCOUNT
Accumulation unit value at beginning of period......................................  $   4.232  $   3.401  $   3.544  $   2.815
Accumulation unit value at end of period............................................  $   4.651  $   4.232  $   3.401  $   3.544
Number accumulation units outstanding at end of period (in thousands)...............        865        877        870        892
HARTFORD MONEY MARKET FUND SUB-ACCOUNT
Accumulation unit value at beginning of period......................................  $   2.188  $   2.067  $   1.915  $   1.757
Accumulation unit value at end of period............................................  $   2.265  $   2.188  $   2.067  $   1.915
Number accumulation units outstanding at end of period (in thousands)...............        300        304        324        332
HARTFORD ADVISERS FUND SUB-ACCOUNT
Accumulation unit value at beginning of period......................................  $   2.776  $   2.310  $   2.284  $   1.879
Accumulation unit value at end of period............................................  $   3.002  $   2.776  $   2.310  $   2.284
Number accumulation units outstanding at end of period (in thousands)...............        517        477        462        453
HARTFORD CAPITAL APPRECIATION FUND SUB-ACCOUNT
Accumulation unit value at beginning of period......................................  $   3.318  $   2.157  $   2.425  $   1.956
Accumulation unit value at end of period............................................  $   3.876  $   3.318  $   2.157  $   2.425
Number accumulation units outstanding at end of period (in thousands)...............        335        255        246        242
HARTFORD MORTGAGE SECURITIES FUND SUB-ACCOUNT
Accumulation unit value at beginning of period......................................  $   2.082  $   1.817  $   1.659  $   1.468
Accumulation unit value at end of period............................................  $   2.176  $   2.082  $   1.817  $   1.659
Number accumulation units outstanding at end of period (in thousands)...............        132        108         85         91
HARTFORD INDEX FUND SUB-ACCOUNT
Accumulation unit value at beginning of period......................................  $   1.602  $   1.238  $   1.292  $   0.993
Accumulation unit value at end of period............................................  $   1.708  $   1.602  $   1.238  $   1.292
Number accumulation units outstanding at end of period (in thousands)...............        144         90         72         49


                                                                                        1988       1987
                                                                                      ---------  ---------
DC-II (0.150%)
HARTFORD BOND FUND SUB-ACCOUNT
Accumulation unit value at beginning of period......................................  $   1.937  $   1.273(l)
Accumulation unit value at end of period............................................  $   2.080  $   1.937
Number accumulation units outstanding at end of period (in thousands)...............        381        385
HARTFORD STOCK FUND SUB-ACCOUNT
Accumulation unit value at beginning of period......................................  $   2.370  $   2.252(l)
Accumulation unit value at end of period............................................  $   2.815  $   2.370
Number accumulation units outstanding at end of period (in thousands)...............        943        994
HARTFORD MONEY MARKET FUND SUB-ACCOUNT
Accumulation unit value at beginning of period......................................  $   1.639  $   1.541(l)
Accumulation unit value at end of period............................................  $   1.757  $   1.639
Number accumulation units outstanding at end of period (in thousands)...............        342        356
HARTFORD ADVISERS FUND SUB-ACCOUNT
Accumulation unit value at beginning of period......................................  $   1.646  $   1.558(c)
Accumulation unit value at end of period............................................  $   1.879  $   1.646
Number accumulation units outstanding at end of period (in thousands)...............        498        522
HARTFORD CAPITAL APPRECIATION FUND SUB-ACCOUNT
Accumulation unit value at beginning of period......................................  $   1.552  $   1.626(d)
Accumulation unit value at end of period............................................  $   1.956  $   1.552
Number accumulation units outstanding at end of period (in thousands)...............        234        270
HARTFORD MORTGAGE SECURITIES FUND SUB-ACCOUNT
Accumulation unit value at beginning of period......................................  $   1.357  $   1.324(e)
Accumulation unit value at end of period............................................  $   1.468  $   1.357
Number accumulation units outstanding at end of period (in thousands)...............         95        114
HARTFORD INDEX FUND SUB-ACCOUNT
Accumulation unit value at beginning of period......................................  $   0.856  $   1.000(m)
Accumulation unit value at end of period............................................  $   0.993  $   0.856
Number accumulation units outstanding at end of period (in thousands)...............         40         94

                                                                                               YEAR ENDED DECEMBER 31,
                                                                                      ------------------------------------------
                                                                                        1996       1995       1994       1993
                                                                                      ---------  ---------  ---------  ---------
HARTFORD INTERNATIONAL OPPORTUNITIES FUND SUB-ACCOUNT
Accumulation unit value at beginning of period......................................  $   1.412  $   1.241  $   1.268  $   0.949
Accumulation unit value at end of period............................................  $   1.592  $   1.412  $   1.241  $   1.268
Number accumulation units outstanding at end of period (in thousands)...............        438        329        334        154
HARTFORD DIVIDEND & GROWTH FUND SUB-ACCOUNT
Accumulation unit value at beginning of period......................................  $   1.223     --         --         --
Accumulation unit value at end of period............................................  $   1.484  $   1.223     --         --
Number accumulation units outstanding at end of period (in thousands)...............      3,874        558     --         --


                                                                                        1992       1991       1990       1989
                                                                                      ---------  ---------  ---------  ---------
HARTFORD INTERNATIONAL OPPORTUNITIES FUND SUB-ACCOUNT
Accumulation unit value at beginning of period......................................  $   0.995  $   0.882  $   1.000     --
Accumulation unit value at end of period............................................  $   0.949  $   0.995  $   0.882  $   1.000
Number accumulation units outstanding at end of period (in thousands)...............        131         96         96     --
HARTFORD DIVIDEND & GROWTH FUND SUB-ACCOUNT
Accumulation unit value at beginning of period......................................     --         --         --         --
Accumulation unit value at end of period............................................     --         --         --         --
Number accumulation units outstanding at end of period (in thousands)...............     --         --         --         --


                                                                                        1988       1987
                                                                                      ---------  ---------
HARTFORD INTERNATIONAL OPPORTUNITIES FUND SUB-ACCOUNT
Accumulation unit value at beginning of period......................................     --             --(h)
Accumulation unit value at end of period............................................     --         --
Number accumulation units outstanding at end of period (in thousands)...............     --         --
HARTFORD DIVIDEND & GROWTH FUND SUB-ACCOUNT
Accumulation unit value at beginning of period......................................     --             --(i)
Accumulation unit value at end of period............................................     --         --
Number accumulation units outstanding at end of period (in thousands)...............     --         --




---------

(a) Inception date August 3, 1982.


(b) Inception date June 14, 1982.


(c) Inception date May 2, 1983.


(d) Inception date April 2, 1984.


(e) Inception date January 15, 1985.


(f) Inception date June 3, 1987


(g) Inception date January 25, 1989.


(h) Inception date July 2, 1990.


(i) Inception date May 1, 1995.


(j) Inception date August 25, 1982


(k) Inception date June 29, 1982.


(l) Inception date March 15, 1982.


(m) Inception date May 12, 1987.

                        PERFORMANCE RELATED INFORMATION


    Each Separate Account may advertise certain performance related information concerning its Sub-Accounts. Performance information about the Sub-Account is based on the Sub-Account's past performance only and is no indication of future performance.



    The Advisers Fund, Bond Fund, Calvert Responsibly Invested Balanced Portfolio, Capital Appreciation Fund, Dividend and Growth Fund, Index Fund, International Opportunities Fund, Money Market Fund, Mortgage Securities Fund, and Stock Fund Sub-Accounts may include total return in advertisements or other sales material.


    When a Sub-Account advertises its standardized total return, it will usually be calculated for one year, five years, and ten years or some other relevant periods if the Sub-Account has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the Sub-Account at the beginning of the relevant period to the value of the investment at the end of the period (assuming the deduction of any contingent deferred sales charge which would be payable if the investment were redeemed at the end of the period). Total return figures are not of all Fund level management fees and changes, the mortality and expense risk charge and the Annual Contract Fee.

    The Bond Fund and Mortgage Securities Fund Sub-Accounts may advertise yield in addition to total return. The yield will be computed in the following manner:
The net investment income per unit earned during a recent 30 day period is divided by the unit value on the last day of the period. This figure reflects the recurring charges on the Separate Account level including the Annual Contract Fee and the mortality and expense risk change.


    The Money Market Fund Sub-Account may advertise yield and effective yield. The yield of the Sub-Account is based upon the income earned by the Sub-Account over a seven-day period and then annualized, i.e., the income earned in the period is assumed to be earned every seven days over a 52-week period and stated as a percentage of the investment. Effective yield is calculated similarly but when annualized, the income earned by the investment is assumed to be reinvested in Sub-Account units and thus compounded in the course of a 52-week period. Yield and effective yield reflect the recurring charges on the Separate Account level including the Annual Contract Fee and the mortality and expense risk charge.


    Total return at the Separate Account level includes all contract charges: contingent deferred sales charges, mortality and expense risk charges, and the Annual Contract Fee and is therefore lower than total return at the Fund level, with no comparable charges. Likewise, yield at the Separate Account level includes all recurring charges (except sales charges), and is therefore lower than yield at the Fund level, with no comparable charges.

                                  INTRODUCTION


    This Prospectus has been designed to provide you with the necessary information to make a decision on purchasing contracts issued in conjunction with a Deferred Compensation Plan or Qualified Plan of an Employer offered by Hartford in Separate Account DC-I or DC-II. This Prospectus describes only the elements of the contracts pertaining to the variable portion of the contract. The contracts may contain a General Account option which is not described in
this Prospectus. Please read the Glossary of Special Terms on pages   and
prior to reading this Prospectus to familiarize yourself with the terms being used.



                    THE CONTRACTS AND THE SEPARATE ACCOUNTS



WHAT ARE THE CONTRACTS?


    On contracts issued in conjunction with a Deferred Compensation Plan of an Employer, variable account Contributions are held in Hartford Life Insurance Company DC Variable Account-I ("DC-I") during the Accumulation Period and in a series of Hartford Life Insurance Company Separate Account Two ("DC-II") during the Annuity Period.

    On contracts issued in conjunction with a Qualified Plan of an Employer, Contributions are held in DC-II during both the Accumulation Period and Annuity Period.

    The Qualified Plan contracts available with respect to DC-II are limited to voluntary plans established and sponsored by Employers for their Employees. Qualified Plans provide a way for an Employer to establish a funded retirement plan for its Employees. The contract is normally issued to the Employer or to the trustee or custodian of the Employer's Plan.


    Deferred Compensation Plans provide a way for an Employer and its Employees to arrange for eligible employees to defer a certain portion of their income ("Deferred Compensation") to a determinable future date and thereby defer current federal income taxes on such deferred compensation until actually received by the Employee according to the terms of the Employer's Plan. An Employer contemplating the offering of such a Plan should consult with its legal counsel with respect to any securities aspects of interest in such Plans. At all times, the Employer is the sole and exclusive owner of the contract issued with respect to the Plan. An Employee electing to participate in the Employer's Plan is, at all times, a general creditor of the Employer establishing the Plan. The Small Business Job Protection Act of 1996, effective August 20, 1996, requires that all assets and income of an eligible Deferred Compensation Plan which is established by a governmental employer which is a State, a political subdivision of a State, or any agency or instrumentality of a State or political subdivision of a State, must be held in trust (or under certain specified custodial accounts or annuity contracts) for the exclusive benefit of Participants and their beneficiaries. Special transition rules apply to such governmental Deferred Compensation Plans already in existence on August 20, 1996, and provide that such Plans need not establish a trust before January 1, 1999.


    Contract Owners who have purchased a prior series of contracts may continue to make Contributions to such contracts subject to the terms and provisions of their contracts. New Participants may be added to existing contracts of the prior series but no new contracts of that series will be issued. Prior
  Contract Owners are referred to the Appendix (commencing on page   ) for a
  description of the sales charges and other expenses applicable to earlier series of contracts.

    During the Accumulation Period under the contracts, Contributions made by the Employer to the contracts are used to purchase variable account interests. Contributions allocated to purchase variable interests may, after the deductions described hereafter, be invested in selected Sub-Accounts of DC-I or DC-II, as appropriate.

WHO CAN BUY THESE CONTRACTS?

    The group variable annuity contracts offered under this Prospectus are offered for use in connection with plans qualified under Sections 401(a) or 403(a) of the Internal Revenue Code, including annuity purchase plans adopted by public school systems and certain tax-exempt organizations according to
  Section 403(b) of the Internal Revenue Code; annuity purchase plans adopted according to Section 408 of the Internal Revenue Code, including employee pension plans established for employees by a state, a political subdivision of a state, or an agency or instrumentality of either a state or a political subdivision of a state, and certain eligible deferred compensation plans as defined in Section 457 of the Internal Revenue Code; and pension or profit-sharing plans described in Section 401(a) and 401(k) ("Qualified Contracts").

WHAT ARE THE SEPARATE ACCOUNTS AND HOW DO THEY OPERATE?


    Provision has been made for two different Separate Accounts (DC-I and DC-II), to be operative during the life of the contracts which are issued in conjunction with Deferred Compensation Plans. This arrangement provides for tax treatment of DC-I which may provide tax advantages to Deferred Compensation Plan Contract Owners. (See "Federal Tax Considerations," page
    .) Provision has been made for DC-II only, to be operative during the life of a contract issued in conjunction with a Qualified Plan. DC-I and DC-II have been organized as unit investment trust types of investment companies and have been registered as such with the Commission under the Investment Company Act of 1940, as amended. The Separate Accounts meet the definition of "separate account" under federal securities law.



    Registration of the Separate Accounts with the Commission does not involve supervision of the management or investment practices or policies of the Separate Account or of Hartford by the Commission. However, Hartford and the Separate Accounts are subject to supervision and regulation by the Department of Insurance of the State of Connecticut.



    Under Connecticut law, the assets of the Separate Accounts attributable to the contracts offered under this Prospectus are held for the benefit of the owners of, and the persons entitled to payments under, those contracts. Also, in accordance with the contracts, the assets in the Separate Accounts attributable to contracts participating in the Separate Accounts are not chargeable with liabilities arising out of any other business Hartford may conduct. So, you will not be affected by the rate of return of Hartford's general account, nor by the investment performance of any of Hartford's other separate accounts.


    Your contributions are allocated to one or more Sub-Accounts of the Separate Account. Each Sub-Account is invested exclusively in the assets of one underlying Fund. Contributions and proceeds of transfers between Sub-Accounts are applied to purchase shares in the appropriate Fund at net asset value determined as of the end of the Valuation Period during which the payments were received or the transfer made. All distributions from the Fund are reinvested at net asset value. The value of your investment during the Accumulation Period will therefore vary in accordance with the net income and fluctuation in the individual investments within the underlying Fund portfolio or portfolios. During the Variable Annuity payout period, both your annuity payments and reserve values will vary in accordance with these factors.


    HARTFORD DOES NOT GUARANTEE THE INVESTMENT RESULTS OF THE SUB-ACCOUNTS OR ANY OF THE UNDERLYING INVESTMENTS. THERE IS NO ASSURANCE THAT THE VALUE OF A CONTRACT DURING THE YEARS PRIOR TO RETIREMENT OR THE AGGREGATE AMOUNT OF THE VARIABLE ANNUITY PAYMENTS WILL EQUAL THE SUM OF ALL CONTRIBUTIONS MADE UNDER THE CONTRACT. SINCE EACH UNDERLYING FUND HAS DIFFERENT INVESTMENT OBJECTIVES, EACH IS SUBJECT TO DIFFERENT RISKS. THESE RISKS ARE MORE FULLY DESCRIBED IN THE ACCOMPANYING FUNDS' PROSPECTUSES.



    Hartford reserves the right, subject to compliance with the law, to substitute the shares of any other registered investment company for the shares of any Fund held by the Separate Account. Substitution may occur if shares of the Fund(s) become unavailable or due to changes in applicable law or interpretations of law. Current law requires notification to you of any such substitution and approval of the Securities and Exchange Commission. Hartford also reserves the right, subject to compliance with the law to offer additional Sub-Accounts with differing investment objectives, and to make existing Sub-Account options unavailable under the contracts in the future.



    The Separate Accounts may be subject to liabilities arising from series whose assets are attributable to other variable annuity contracts or variable life insurance policies offered by the Separate Account which are not described in this Prospectus.



    Hartford may offer additional separate account options from time to time under these contracts. Such new options will be subject to the then in effect charges, fees, and or transfer restrictions for the contracts for such additional separate accounts.

                           OPERATION OF THE CONTRACT

HOW ARE CONTRIBUTIONS CREDITED?


    A Master Contract is issued to an association, Employer or Employer group designated entity. Employers participating in the Master Contract will do so by executing a Joinder Agreement through which they agree to participate in the Master Contract. The provisions in the Master Contract are fully and separately applicable to each joining Employer and to Participant's Individual Accounts thereunder. The variable contracts of prior series are no longer issued, however, Contract Owners may continue to make Contributions to those
  contracts. Such Contract Owners should refer to the Appendix, page   , for a
  description of the sales charges and other expenses applicable to such contracts.



    The number of Accumulation Units purchased is determined by dividing the Contribution amount by the appropriate Accumulation Unit Value on the date the Contribution is credited to the Participant's Individual Account. Initial Contributions are credited to a Participants Individual Account within two days of receipt of a properly completed application and the initial contribution. Subsequent Contributions are credited to a Participant's Individual Account on the date following receipt of the Contribution by Hartford at its home office, P. O. Box 2999, Hartford, CT 06104-2999 (or other address as directed). If an application or any other information is incomplete when received, Contributions will be credited to the Participant's Individual Account within five business days. If an initial Contribution is not credited within five business days, it will be immediately returned unless you have been informed of the delay and request that the Contribution not be returned.


    The number of Sub-Account Accumulation Units will not change because of a subsequent change in an Accumulation Unit's value, but the dollar value of an Accumulation Unit will vary to reflect the investment experience of the appropriate Fund shares that serve as the underlying investment for the Sub-Account.

MAY I MAKE CHANGES IN THE AMOUNTS OF MY CONTRIBUTION?


    Yes, however the minimum Contribution that may be made at any one time on behalf of a Participant during the Accumulation Period under a contract is $30 unless the Employer's Plan provides otherwise. If the Plan adopted by the Contract Owner so provides, the contract permits the allocation of Contributions, in multiples of 10% among the several Sub-Accounts of DC-I and DC-II. The minimum amount that may be allocated to any Sub-Account in a Separate Account shall not be less than $10. Such changes must be requested in the form and manner prescribed by Hartford.


MAY I TRANSFER ASSETS BETWEEN SUB-ACCOUNTS?

    Yes, during the Accumulation Period you may transfer the values of your Sub-Account allocations from one or more Sub-Accounts to another.

    The following transfer restrictions apply to contracts issued or amended on or after May 1, 1992.


    Transfers of assets presently held in the General Account, or which were held in the General Account at any time during the preceding three months, to the Money Market Fund Sub-Account are prohibited.



    Similarly, transfers of assets presently held in the Money Market Fund Sub-Account, or which were held in the Money Market Fund Sub-Account or the General Account during the preceding three months, to the General Account are prohibited.



    Transfers between Sub-Accounts and changes in Sub-Account allocations may be made by written request or by calling 1-800-771-3051. Any transfers or changes made in writing will be effected as of the date the request is received by Hartford at its home office, P. O. Box 2999, Hartford, CT 06104-2999. Telephone transfer changes may not be permitted in some states. The policy of Hartford and its agents and affiliates is that they will not be responsible for losses resulting from acting upon telephone requests reasonably believed to be genuine. Hartford will employ reasonable procedures to confirm that instructions communicated by telephone are genuine; otherwise Hartford may be liable for any losses due to unauthorized or fraudulent instructions. The procedures Hartford follows for transactions initiated by telephone include requirements that Participants provide certain identifying information. All transfer instructions by telephone are recorded.

    In addition, the right, with respect to a Participant's Individual Account, to transfer monies between Sub-Accounts is subject to modification if Hartford determines, in its sole opinion, that the exercise of that right by the Contract Owner/Participant is, or would be, to the disadvantage of other Contract Owners/Participants. Any modification could be applied to transfers to or from the same or all of the Accounts and could include, but not be limited to, the requirement of a minimum time period between each transfer, not accepting transfer requests of an agent acting under a power of attorney on behalf of more than one Participant or Contract Owner, or limiting the dollar amount that may be transferred between Sub-Accounts by a Contract Owner/Participant at any one time. Such restrictions may be applied in any manner reasonably designed to prevent any use of the transfer right which is considered by Hartford to be the disadvantage of other Contract Owners/Participants.



MAY I SYSTEMATICALLY TRANSFER ASSETS TO THE SUB-ACCOUNTS?



    If, during the Accumulation Period, the portion of your contract values held under the General Account option is at least $5,000, or the value of your Accumulation Units held under the Money Market Fund Sub-Account is at least $5,000, you may choose to have a specified dollar amount transferred from either the General Account option or the Money Market Fund Sub-Account, whichever meets the applicable minimum value, to other Sub-Accounts of the Separate Account at monthly, quarterly, semi-annual or annual intervals. This is known as Dollar Cost Averaging. The main objective of a Dollar Cost Averaging program is to minimize the impact of short term price fluctuations. Since the same dollar amount is transferred to other Sub-Accounts at set intervals, more units are purchased in a Sub-Account if the value per unit is low and less units are purchased if the value per unit is high. Therefore, a lower average cost per unit may be achieved over the long term. A Dollar Cost Averaging program allows investors to take advantage of market fluctuations. However, it is important to understand that Dollar Cost Averaging does not assure a profit or protect against a loss in declining markets.



    The minimum amount that may be transferred to any one Sub-Account at a transfer interval is $100. The transfer date will be the monthly, quarterly, semi-annual or annual anniversary, as applicable, of your first transfer under your initial Dollar Cost Averaging election. The first transfer will commence within five (5) business days after Hartford receives your initial election either on an appropriate election form in good order or by telephone subject to the telephone transfer procedures detailed above. The dollar amount will be allocated to the Sub-Accounts that you specify, in the proportions that you specify on the appropriate election form provided by Hartford. You may specify a maximum of five (5) Sub-Accounts. If, on any transfer date, your General Account value or the value of your Accumulation Units under the Money Market Fund Sub-Account, as applicable, is less than the amount you have elected to have transferred, your Dollar Cost Averaging program will end. You may cancel your Dollar Cost Averaging election by notice to Hartford in writing or by calling 1-800-528-9009 and giving notice to a Hartford representative on our recorded telephone line.


WHAT HAPPENS IF THE CONTRACT OWNER FAILS TO MAKE CONTRIBUTIONS?


    A contract will be deemed paid-up within 30 days after any anniversary date of the contract if the Contract Owner has not remitted a Contribution to Hartford during the preceding 12 month period. Effective with a change of the contract to paid-up status, no further Contributions will be accepted by Hartford and each Participant's Individual Account will be considered an inactive account until the commencement of Annuity payments or until the value of the Participant's Individual Account is disbursed or applied in accordance with the termination provisions. (See "How can a contract be redeemed or
  surrendered?" commencing on page   ). Once a contract has been placed on a
  paid-up status it may not be reinstated. Persons receiving Annuity payments at the time of any change to paid-up status will continue to receive their payments.


MAY I ASSIGN OR TRANSFER THE CONTRACT?


    The group contracts issued with respect to Deferred Compensation Plans may be assigned by the Contract Owner. Some forms of Qualified Plans prohibit the assignment of a contract or any interest therein. No assignment will be effective until a copy has been filed at the offices of Hartford at Hartford, Connecticut, prior to settlement for Hartford's liability under the contract. Hartford assumes no responsibility for the validity of any such assignments. Participants may not assign their individual account interests.

HOW DO I KNOW WHAT MY ACCOUNT IS WORTH?


    The value of the Accumulation Units in a Separate Account representing an interest in the appropriate Fund shares that are held under the contract were initially established on the date that Contributions were first contributed to the appropriate Sub-Account of the Separate Account. The value of the respective Accumulation Units for any subsequent day is determined by multiplying the Accumulation Unit value for the preceding day by the net investment factor of the appropriate Sub-Accounts, as appropriate. (See "How is the Accumulation Unit value determined?" below.)


    The value of a Participant's Individual Account under a contract at any time prior to the commencement of Annuity payments can be determined by multiplying the total number of Sub-Account Accumulation Units credited to a Participant's Individual Account by the current Accumulation Unit value for the respective Sub-Account. There is no assurance that the value in the Sub-Accounts will equal or exceed the Contributions made by the Contract Owner to such Sub-Accounts.

HOW IS THE ACCUMULATION UNIT VALUE DETERMINED?


    The Accumulation Unit value for each Sub-Account will vary to reflect the investment experience of the applicable Fund and will be determined on each "Valuation Day" by multiplying the Accumulation Unit value of the particular Sub-Account on the preceding Valuation Day by a "Net Investment Factor" for that Sub-Account for the Valuation Period then ended. The Net Investment Factor for each of the Sub-Accounts is equal to the net asset value per share of the corresponding Fund at the end of the Valuation Period (plus the per share amount of any dividends or capital gains by that Fund if the ex-dividend date occurs in the Valuation Period then ended) divided by the net asset value per share of the corresponding Fund at the beginning of the Valuation Period and subtracting from that amount the amount of any charges assessed during the Valuation Period then ending. You should refer to the prospectuses for the Funds which accompany this Prospectus for a description of how the assets of each Fund are valued since each determination has a direct bearing on the Accumulation Unit value of the Sub-Account and therefore the value of a contract.


HOW ARE THE UNDERLYING FUND SHARES VALUED?


    The shares of the Fund are valued at net asset value on a daily basis. A complete description of the valuation method used in valuing Fund shares may be found in the accompanying prospectus of each Fund.


                              PAYMENT OF BENEFITS

WHAT WOULD MY BENEFICIARY RECEIVE AS DEATH PROCEEDS?


    The contracts provide that in the event the Participant dies before the selected Annuity Commencement Date or the Participant's age 65 (whichever occurs first) the Minimum Death Benefit payable on such contract will be the greater of (a) the value of the Participant's Individual Account determined as of the day written proof of death of such person is received by Hartford, or
  (b) 100% of the total Contributions made to such Account, reduced by any prior partial surrenders.



    The benefit may be taken by the Contract Owner in a single sum, in which case payment will be made within seven days of receipt of proof of death by Hartford, unless subject to postponement as explained below. In lieu of payment in one sum, a Contract Owner may elect that the amount be applied, subject to the suspension provisions described below, under any one of the optional Annuity forms provided under DC-II (see "What are the available
  Annuity options under the contracts?" commencing on page   ) to provide
  Annuity payments to the Beneficiary.



    An election to receive death benefits under a form of Annuity must be made prior to a lump sum settlement with Hartford and within one year after the death by written notice to Hartford at its offices in Hartford, Connecticut. Benefit proceeds due on death may be applied to provide variable payments, fixed payments, or a combination of variable and fixed payments. No election to provide Annuity payments will become operative unless the initial Annuity payment is at least $20.00 on either a variable or fixed basis, or $20.00 on each basis when a combination benefit is elected. The manner in which the Annuity payments are determined and in which they may vary from month to month are the same as applicable to a Participant's Individual Account after retirement. (See "How are Contributions made to establish my Annuity account?" commencing on page
    .)

HOW CAN A CONTRACT BE REDEEMED OR SURRENDERED?

    THERE ARE CERTAIN RESTRICTIONS ON SECTION 403(B) TAX-SHELTERED ANNUITIES. AS OF DECEMBER 31, 1988, ALL SECTION 403(B) ANNUITIES HAVE LIMITS ON FULL AND PARTIAL SURRENDERS. CONTRIBUTIONS TO THE CONTRACT MADE AFTER DECEMBER 31, 1988 AND ANY INCREASES IN CASH VALUE AFTER DECEMBER 31, 1988 MAY NOT BE DISTRIBUTED UNLESS THE CONTRACT OWNER/EMPLOYEE HAS (A) ATTAINED AGE 59 1/2, (B) TERMINATED EMPLOYMENT, (C) DIED, (D) BECOME DISABLED, OR (E) EXPERIENCED FINANCIAL HARDSHIP. DISTRIBUTIONS DUE TO FINANCIAL HARDSHIP OR SEPARATION FROM SERVICE MAY STILL BE SUBJECT TO A PENALTY TAX OF 10%.


    HARTFORD WILL NOT ASSUME ANY RESPONSIBILITY IN DETERMINING WHETHER A WITHDRAWAL IS PERMISSIBLE, WITH OR WITHOUT TAX PENALTY, IN ANY PARTICULAR SITUATION; OR IN MONITORING WITHDRAWAL REQUESTS REGARDING PRE OR POST JANUARY 1, 1989 ACCOUNT VALUES.


    On termination of Contributions to a contract by the Contract Owner on behalf of a Participant prior to the selected Annuity Commencement Date for such Participant, the Contract Owner will have the following options:

      1. To continue a Participant's Individual Account in force under the contract. Under this option, when the selected Annuity Commencement Date arrives, the Contract Owner will begin to receive Annuity payments under the selected Annuity option under the contract. (See "What are the available
    Annuity options under the contracts?" commencing on page   .) At any time in
    the interim, a Contract Owner may surrender a Participant's Individual Account for a lump sum cash settlement in accordance with 3. below.

      2. To provide Annuity payments immediately. The values in a Participant's Individual Account may be applied, subject to contractual provisions, to provide for Fixed or Variable Annuity payments, or a combination thereof, commencing immediately, under the selected Annuity option under the contract. (See "What are the available Annuity options under the contracts?"
    commencing on page   .)


      3. To surrender a Participant's Individual Account under the contract for a lump sum cash settlement, in which event the Annual Contract Fee and any applicable contingent deferred sales charges will be deducted. (See "How are
    the charges under these contracts made?" commencing on page   .) The amount
    received will be the net termination value next computed after receipt by Hartford at its home office, P. O. Box 2999, Hartford, CT 06104-2999, of a written surrender request for complete surrender. Payment will normally be made as soon as possible but not later than seven days after the written request is received by Hartford.



      4. In the case of a partial surrender the amount requested is either taken out of the specified Sub-Account(s) or if no Sub-Account(s) are specified, the requested amount is taken out of all applicable Sub-Account(s) on a pro rata basis. Within this context, the contingent deferred sales charges are taken as a percentage of the amount withdrawn. (See "How are the charges
    under these contracts made?" commencing on page   .) If the contingent
    deferred sales charges have been experience rated (see "How are the charges
    under these contracts made?" commencing on page   ), any amounts not subject
    to the contingent deferred sales charge will be deemed to be surrendered last.


CAN PAYMENT OF THE REDEMPTION OR SURRENDER VALUE EVER BE POSTPONED BEYOND THE SEVEN DAY PERIOD?

    Yes. It may be postponed whenever (a) the New York Stock Exchange is closed, except for holidays or weekends, or trading on the New York Stock Exchange is restricted as determined by the Securities and Exchange Commission; (b) the Securities and Exchange Commission permits postponement and so orders; or (c) the Securities and Exchange Commission determines that an emergency exists making valuation of the amounts or disposal of securities not reasonably practicable.

MAY I SURRENDER ONCE ANNUITY PAYMENTS HAVE STARTED?

    Except with respect to Option 5 (on a variable payout), once Annuity payments have commenced for an Annuitant, no surrender of a life Annuity benefit can be made for the purpose of receiving a partial withdrawal or a lump sum settlement in lieu thereof. Any surrender out of Option 5 will be subject to contingent deferred sales charges, if applicable.

ARE THERE DIFFERENCES IN THE CONTRACT RELATED TO THE TYPE OF PLAN IN WHICH THE PARTICIPANT IS ENROLLED?


    Annuity Rights are provided under contracts issued only in conjunction with Deferred Compensation Plans, with respect to DC-I only, entitling the Contract Owner to have Annuity payments at the rates set forth in the contract at the time of issue. Such rates will be made applicable to all amounts held in a Participant's Individual Account during the Annuity Period under such contract which do not exceed five times the gross Contributions made during the Accumulation Period with respect to such Participant's Individual Account thereunder. To the extent that the value of a Participant's Individual Account at the end of the Accumulation Period is insufficient to fund the Annuity Rights provided, the Contract Owner shall have the right to apply additional Contributions to the values held in a Participant's Individual Account in order to exercise all of the Annuity Rights provided. Any amounts in excess thereto may be applied by Hartford at Annuity rates then being offered by Hartford.


CAN A CONTRACT BE SUSPENDED BY A CONTRACT OWNER?


    A contract may be suspended by the Contract Owner by giving written notice at least 90 days prior to the effective date of such suspension to Hartford at its home office, P. O. Box 2999, Hartford, Connecticut 06104-2999 . A contract will be suspended automatically on its anniversary if the Contract Owner fails to assent to any modification of a contract, as described under the caption "Can a contract be modified?" which modifications would have become effective on or before that anniversary. Upon suspension, Contributions will continue to be accepted by Hartford under the contract, and subject to the terms thereof, as they are applicable to Participant's Individual Accounts under the contracts prior to such suspension, but no Contributions will be accepted on behalf of any new Participant's Individual Accounts. Annuitants at the time of any suspension will continue to receive their Annuity payments. The suspension of a contract will not preclude the Contract Owner's applying existing Participant's Individual Accounts under DC-I or DC-II, as appropriate, to the purchase of Fixed or Variable Annuity benefits.


HOW DO I ELECT AN ANNUITY COMMENCEMENT DATE AND FORM OF ANNUITY?

    The Contract Owner selects an Annuity Commencement Date, usually between a Participant's 50th and 75th birthdays, and an Annuity Option. The Annuity Commencement Date may not be deferred beyond a Participant's 75th birthday or such earlier date as may be required by applicable law and/or regulation. The Annuity Commencement Date and/or the Annuity option may be changed from time to time, but any such change must be made at least 30 days prior to the date on which Annuity payments are scheduled to begin. Annuity payments will normally be made on the first business day of each month.


    The contract contains five optional annuity forms which may be selected on either a Fixed or Variable Annuity basis, or a combination thereof. If a Contract Owner does not elect otherwise, Hartford reserves the right to begin Annuity payments at age 65 under Option 2 with 120 monthly payments certain. However, Hartford will not assume responsibility in determining or monitoring minimum distributions beginning at age 70 1/2.


    When an Annuity is purchased by a Contract Owner for an Annuitant, unless otherwise specified, DC-I or DC-II Accumulation Unit values will be applied to provide a Variable Annuity under DC-II.

WHAT IS THE MINIMUM AMOUNT THAT I MAY SELECT FOR AN ANNUITY PAYMENT?


    The minimum Annuity payment is $20.00. No election may be made which results in a first payment of less than $20.00. If at any time Annuity payments are or become less than $20.00, Hartford has the right to change the frequency of payment to intervals that will result in payments of at least $20.00.

HOW ARE CONTRIBUTIONS MADE TO ESTABLISH MY ANNUITY ACCOUNT?

    During the Annuity Period, contract values and any allowable additional Contributions made by the Contract Owner for the purpose of effecting Annuity payments under the contract (Deferred Compensation Plans Only) are, based upon the information received from the Contract Owner, applied to establish Annuitant's Accounts under the contracts to provide Fixed or Variable Annuity payments.

    At the end of the Accumulation Period with respect to a Participant's Individual Account there is an automatic transfer of all DC-I values to DC-II which are used to establish Annuitant's Accounts with respect to DC-II. Such transfer will be effected by a transfer of ownership of DC-I interests in the underlying securities to DC-II. The value of a Participant's Individual Account that is transferred to DC-II hereunder will be without application of any sales charges or other expenses, with the exception of any applicable Premium Taxes. DC-II values held during the Accumulation Period under a contract are retained in DC-II.

    In addition to having the right to allocate the value of a Participant's Individual Account held in the Separate Account during the Accumulation Period to establish an Annuitant's Account during the Annuity Period, a Deferred Compensation Plan Contract Owner (with respect to DC-I, only) may make additional Contributions at the beginning of the Annuity Period for the purpose of effecting increased Annuity payments for Participants. All such additional Contributions shall be subject to a deduction for sales expenses, as well as any applicable Premium Taxes as follows:


                                                                TOTAL
ADDITIONAL CONTRIBUTION TO AN ANNUITANT'S ACCOUNT             DEDUCTION
------------------------------------------------------------  ---------
    On the first $50,000....................................     3.50%
    On the next $50,000.....................................     2.00%
    On the excess over $100,000.............................     1.00%


WHAT ARE THE AVAILABLE ANNUITY OPTIONS UNDER THE CONTRACTS?

    OPTION 1: LIFE ANNUITY


    A life annuity is an Annuity payable during the lifetime of the Annuitant and terminating with the last monthly payment preceding the death of the Annuitant. This option offers the maximum level of monthly payments of any of the other life annuity options (Options 2-4) since there is no guarantee of a minimum number of payments nor a provision for a death benefit payable to a Beneficiary.


    It would be possible under this option for an Annuitant to receive only one Annuity payment if he died prior to the due date of the second Annuity payment, two if he died before the due date of the third Annuity payment, etc.

    *OPTION 2: LIFE ANNUITY WITH 120, 180 OR 240 MONTHLY PAYMENTS CERTAIN


    This Annuity option is an Annuity payable monthly during the lifetime of an Annuitant with the provision that payments will be made for a minimum of 120, 180 or 240 months, as elected. If, at the death of the Annuitant, payments have been made for less than the minimum elected number of months, then any remaining guaranteed monthly payments will be paid in one sum to the Beneficiary or Beneficiaries designated unless other provisions will have been made and approved by Hartford.


    *OPTION 3: UNIT REFUND LIFE ANNUITY

    This Annuity option is an Annuity payable monthly during the lifetime of the Annuitant terminating with the last payment due prior to the death of the Annuitant except that an additional payment will be made to the Beneficiary or Beneficiaries if (a) below exceeds (b) below:

                        total amount applied under the option
 (a)  =                    at the Annuity Commencement Date
         --------------------------------------------------------------------
                 Annuity Unit value at the Annuity Commencement Date

         number of Annuity Units represented by         number of monthly
 (b)  =  each monthly Annuity payment made         x    Annuity payments made


    The amount of the additional payments will be determined by multiplying such excess by the Annuity Unit value as of the date that proof of death is received by Hartford.

    OPTION 4: JOINT AND LAST SURVIVOR ANNUITY

    An Annuity payable monthly during the joint lifetime of the Annuitant and a designated second person, and thereafter during the remaining lifetime of the survivor, ceasing with the last payment prior to the death of the survivor.

    At the Annuitant's death, payments will continue to be made to the contingent annuitant, if living for the remainder of the contingent annuitant's life. When the Annuity is purchased, the Annuitant elects what percentage (50%, 66 2/3% or 100%) of the monthly Annuity payment will continue to be paid to the contingent annuitant.

    It would be possible under this Option for an Annuitant and designated second person in the event of the common or simultaneous death of the parties to receive only payment in the event of death prior to the due date for the second payment and so on.

    *OPTION 5: PAYMENTS FOR A DESIGNATED PERIOD


    An amount payable monthly for the number of years selected. Under the contracts the minimum number of years is five.



    In the event of the Annuitant's death prior to the end of the designated period, any then remaining balance of proceeds will be paid in one sum to the Beneficiary or Beneficiaries designated unless other provisions will have been made and approved by Hartford. Option 5 is an option that does not involve life contingencies and thus no mortality guarantee.



    Surrenders are subject to the limitations set forth in the contract and any applicable contingent deferred sales charges (see "How are the charges under
  these contracts made?" commencing on page   ).



* ON QUALIFIED PLANS, OPTIONS 2, 3 AND 5 ARE AVAILABLE ONLY IF THE GUARANTEED PAYMENT PERIOD IS LESS THAN THE LIFE EXPECTANCY OF THE ANNUITANT AT THE TIME THE OPTION BECOMES EFFECTIVE. SUCH LIFE EXPECTANCY SHALL BE COMPUTED ON THE BASIS OF THE MORTALITY TABLE PRESCRIBED BY THE IRS, OR IF NONE IS PRESCRIBED, THE MORTALITY TABLE THEN IN USE BY HARTFORD.

--------------------------------------------------------------------------------
UNDER ANY OF THE ANNUITY OPTIONS ABOVE, EXCEPT OPTION 5 (ON A VARIABLE BASIS), NO SURRENDERS ARE PERMITTED AFTER ANNUITY PAYMENTS COMMENCE.
--------------------------------------------------------------------------------

HOW ARE VARIABLE ANNUITY PAYMENTS DETERMINED?

    The value of the Annuity Unit for each Sub-Account in the Separate Account for any day is determined by multiplying the value for the preceding day by the product of (1) the net investment factor (see "How is the Accumulation
  Unit value determined?" commencing on page   ) for the day for which the
  Annuity Unit value is being calculated, and (2) a factor to neutralize the assumed net investment rate discussed below.


    When Annuity payments are to commence, the value of the contract is determined as the product of the value of the Accumulation Unit credited to each Sub-Account no earlier than the close of business on the fifth business day preceding the date the first Annuity payment is due and the number of Accumulation Units credited to each Sub-Account as of the date the Annuity is to commence.



    The first monthly payment varies according to the form of Annuity selected. The contract cites Annuity tables derived from the 1983a Individual Annuity Mortality Table with an assumed interest rate ("A.I.R.") of 4.00% or 5.00% per annum. The total first monthly Annuity payment is determined by multiplying the value (expressed in thousands of dollars) of a Sub-Account (less any applicable Premium Taxes) by the amount of the first monthly payment per $1,000 of value obtained from the tables in the contracts. With respect to fixed annuities only, the current rate will be applied if it is higher than the rate under the tables in the contract.



    Level Annuity payments would be provided if the net investment rate remained constant and equal to the A.I.R. In fact, payments will vary up or down in the proportion that the net investment rate varies up or down from the A.I.R. A higher A.I.R. may produce a higher initial payment but more slowly rising and more rapidly falling subsequent payments than would a lower interest rate assumption.


    The amount of the first monthly Annuity payment, determined as described above, is divided by the value of an Annuity Unit for the appropriate Sub-Account as of the close of business on the fifth business day preceding the day on which the payment is due in order to determine the number of Annuity Units represented by the first payment. This number of Annuity Units remains fixed during the Annuity Period, and in each subsequent month the dollar amount of the Annuity payment is determined by multiplying this fixed number of Annuity Units by the then current Annuity Unit value.

    The Annuity payments will be made on the date selected. The Annuity Unit value used in calculating the amount of the Annuity payments will be based on an Annuity Unit value determined as of the close of business on a day not more than the fifth business day preceding the date of the Annuity payment.

    Here is an example of how a variable annuity is determined.

                        ILLUSTRATION OF ANNUITY PAYMENTS:
             (UNISEX) AGE 65, LIFE ANNUITY WITH 120 PAYMENTS CERTAIN

  1. Net amount applied........................................  $ 139,782.50
  2. Initial monthly income per $1,000 of payment applied......          6.13
  3. Initial monthly payment (1 x 2  DIVIDED BY 1,000).........  $     856.87
  4. Annuity Unit Value........................................         3.125
  5. Number of monthly annuity units (3  DIVIDED BY 4).........       274.198
  6. Assume annuity unit value of second month equal to........         2.897
  7. Second month payment (6 x 5)..............................  $     794.35
  8. Assume annuity unit value for third month equal to........         3.415
  9. Third month payment (8 x 5)...............................  $     936.39

    The above figures are simply to illustrate the calculation of a variable annuity and have no bearing on the actual historical record of any Separate Account.

CAN A CONTRACT BE MODIFIED?


    The contracts may, subject to any federal and state regulatory restrictions, be modified at any time by written agreement between the Contract Owner and Hartford. No modification will affect the amount or term of any Annuities begun prior to the effective date of the modification, unless it is required to conform the contract to, or give the Contract Owner the benefit of, any federal or state statutes or any rule or regulation of the U.S. Treasury Department or Internal Revenue Service.



    On or after the fifth anniversary of any contract Hartford may change, from time to time, any or all of the terms of the contracts by giving 90 days advance written notice to the Contract Owner, except that the Annuity tables, guaranteed interest rates and the contingent deferred sales charges which are applicable at the time a Participant's Individual Account is established under a contract, will continue to be applicable. In addition, the limitations on the deductions for the Mortality, Expense Risks and Administrative Undertakings and the Annual Contract Fee will continue to apply in all Contract Years.



    At any time Hartford reserves the right to modify the contract, if such modification: (i) is necessary to make the contract or the Separate Account comply with any law or regulation issued by a governmental agency to which Hartford is subject; or (ii) is necessary to assure continued qualification of the contract under the Code or other federal or state laws relating to retirement annuities or annuity contracts; or (iii) is necessary to reflect a change in the operation of the Separate Account or the Sub-Account(s); or (iv) provides additional Separate Account options; or (v) withdraws Separate Account options. In the event of any such modification Hartford will provide notice to the Contract Owner or to the payee(s) during the Annuity period. Hartford may also make appropriate endorsement in the contract to reflect such modification.


                           CHARGES UNDER THE CONTRACT

HOW ARE THE CHARGES UNDER THESE CONTRACTS MADE?


    No deduction for sales expense is made at the time of allocation of Contributions to the contracts. A deduction for contingent deferred sales charges is made if there is any surrender of contract values during the first 12 Participant's Contract Years. During the first 6 years thereof, a maximum deduction of 5% will be made against the full amount of any such surrender. During the next 2 years thereof, a maximum deduction of 4% will be made against the full amount of any such surrender. During the next 2 years thereof, a maximum deduction of 3% will be made against the full amount of any such surrender. During the next 2 years thereof, a maximum deduction of 2% will be made against the full amount of any such surrender. Such charges will never exceed 8.5% of aggregate Contributions to a Participant's Individual Account. The amount or term of the contingent deferred sales charge may be reduced (see "Charges Under the Contract -- Experience Rating of
  Contracts," page   ).


    In the case of a redemption in which you request a certain dollar amount be withdrawn, the sales charge is deducted from the amount withdrawn and the balance is paid to you. Example: You request a total withdrawal your account value is $1,000 and the applicable sales load is 5%. Your Sub-Account(s) will be surrendered by $1,000 and you will receive $950 (i.e., the $1,000 total withdrawal less the 5% sales charge). This is the method applicable on a full surrender of your contract. In the case of a partial redemption in which you request to receive a specified amount, the sales charge will be calculated on the total amount that must be withdrawn from your Sub-Account(s) in order to provide you with the amount requested. Example: You request to receive $1,000 and the applicable sales load is 5%. Your Sub-Account(s) will be reduced by $1,052.63 (i.e., a total withdrawal of $1,052.63 which results in a $52.63 sales charge ($1,052.63 x 5%) and a net amount paid to you of $1,000 as requested).


    Hartford reserves the right to limit any increase in the Contributions made to a Participant's Individual Account under any contract to not more than three times the total Contributions made on behalf of such Participant during the initial 12 consecutive months following the Date of Coverage. Increases in excess of those described will be accepted only with the consent of Hartford and subject to the then current deductions being made under the contracts.


IS THERE EVER A TIME WHEN THE SALES CHARGES DO NOT APPLY?


    No deduction for contingent deferred sales charges will apply to a surrender, including amounts applied to effect an annuity payout under one of the available Annuity Options, payable directly to the Participant or the Participant's beneficiary on account of: (1) the death of the Participant, (2) a financial hardship withdrawal as defined in the Plan, (3) the Participant's separation from service, or (4) the Participant's retirement.


WHAT DO THE SALES CHARGES COVER?


    The contingent deferred sales charges, when applicable, will be used to cover expenses relating to the sale and distribution of the contracts, including commissions paid to any distribution organization and its sales personnel, the cost of preparing sales literature and other promotional activities. It is anticipated that gross commissions paid on the sale of the contracts will not exceed 5% of a Contribution. To the extent that these charges do not cover such distribution expenses they will be borne by Hartford from its general assets, including surplus or possible profit from mortality and expense risk charges.


WHAT IS THE MORTALITY, EXPENSE RISK AND ADMINISTRATIVE CHARGE?


    Although Variable Annuity payments made under the contracts will vary in accordance with the investment performance of the underlying Fund shares held in the Sub-Account(s), the payments will not be affected by (a) Hartford's actual mortality experience among Annuitants before or after retirement or (b) Hartford's actual expenses, including certain administrative expenses, if greater than the deductions provided for in the contracts because of the mortality and expense undertakings by Hartford.



    In providing an expense undertaking with respect to both DC-I and DC-II, Hartford assumes the risk that the deductions for contingent deferred sales charges, and the Annual Contract Fee under the contracts may be insufficient to cover the actual future costs.



    The mortality undertaking provided by Hartford under the contracts, assuming the selection of one of the forms of life annuities, is to make monthly Annuity payments (determined in accordance with the annuity tables and other provisions contained in the contract) to Contract Owners on Annuitants' Accounts regardless of how long all Annuitants may live and regardless of how long all Annuitants as a group may live. This undertaking assures a Contract Owner that neither the longevity of an Annuitant nor an improvement in life expectancy will have any adverse effect on the monthly Annuity payments the Employee will receive under the contract. It thus relieves the Contract Owner from the risk that Participants in the Plan will outlive the funds accumulated. The mortality undertaking is based on Hartford's present actuarial determination of expected mortality rates among all Annuitants.



    If actual experience among Annuitants deviates from Hartford's actuarial determination of expected mortality rates among Annuitants because, as a group, their longevity is longer than anticipated, Hartford must provide amounts from its general funds to fulfill its contract obligations. In that event, a loss will fall on Hartford. Conversely, if longevity among Annuitants is lower than anticipated, a gain will result to Hartford. Hartford also assumes the liability for payment of the Minimum Death Benefit provided under the contract.


    The administrative undertaking provided by Hartford assures the Contract Owner that administration will be provided throughout the entire life of the contract.


    For assuming these risks Hartford presently charges .90% (.50% for mortality, .15% for expense and .25% for administrative undertakings) of the average daily net assets of DC-I; however, where contract values exceed fifty million dollars ($50,000,000.00), such charge is an annual rate of .75% (.50% for mortality, .10% for expense and .15% for administrative undertakings) of the average daily net assets of DC-I. With respect to the contract values in DC-II, such charge is an annual rate of 1.25% (.85% for mortality, .15% for expense and .25% for administrative undertakings) of the average daily net assets of DC-II, as appropriate. The rate charged for the expense, mortality and administrative undertakings under the contracts may be reduced (see
  "Charges Under the Contract -- Experience Rating of Contracts," page   ). The
  rate charged for the expense, mortality and administrative undertakings may be periodically increased by Hartford subject to a maximum annual rate of 2.00%, provided, however, that no such increase will occur unless the Commission shall have first approved such increase.



    Under a Contract issued to Hartford Fire Insurance Company (a parent company of Hartford) as custodian for the Hartford Insurance Group ("HIG") Employer Sponsored Individual Retirement Account, no deduction for mortality and expense charges are made against the assets of the Separate Account. A deduction of 0.15% is made under this Contract for administrative undertakings. All costs of the mortality and expense undertakings and the reduction in charges for the administrative undertakings are being assumed by HIG since the plan is limited to employees of HIG and is in the nature of an additional employee benefit for its Employees. In calculating the Accumulation and Annuity Unit prices with respect to DC-II, no deduction will be made for such mortality and expense undertakings on this Contract but the deduction of 0.15% for administrative undertakings will be made. Separate Accumulation and Annuity Unit prices are maintained with respect to HIG and non-HIG contracts. The expense of maintaining separate unit prices is borne solely by HIG. Provision of this benefit for HIG employees in no way affects present or future charges, rights, benefits or contract values of other Contract Owners.


ARE THERE ANY OTHER ADMINISTRATIVE CHARGES?


    There may be an Annual Contract Fee deduction from the value of each Participant's Individual Account under the contracts. Currently there is no Annual Contract Fee. (See "Charges Under the Contract -- Experience Rating of
  Contracts," page   ).


    The Annual Contract Fee will be deducted from the value of each such Account on the last business day of each Participant's Contract Year provided, however, that if the value of a Participant's Individual Account is redeemed in full at any time before the last business day of the Participant's Contract Year, then the Annual Contract Fee charge will be deducted from the proceeds of such redemption. No deduction for the Annual Contract Fee will be made during the Annuity Period under the contracts.


    In the event that the contract contains a General Account option or the contract is issued in conjunction with a separate Hartford General Account contract, the Annual Contract Fee as described above will be charged against DC-I or DC-II (as applicable) and the General Account contract or option on a pro rata basis.


EXPERIENCE RATING OF CONTRACTS


    Certain of the charges and fees described in this Prospectus may be reduced ("experience rated") for Contracts depending on some or all of the following factors: the total number of Participants, the sum of all Participants' Individual Account values, the sum of all Participants' Individual Account values which are allocated to funds managed by affiliates of Hartford, anticipated present or future expense levels, anticipated present or future commission levels, and whether or not Hartford is an exclusive annuity Contract provider. Experience rating of a contract may be discontinued in the event of a change in the applicable factors. Hartford, in its discretion, may experience rate a Contract (either prospectively or retrospectively) by: (1) reducing the amount or term of any applicable contingent deferred sales charge, (2) reducing the amount of, or waiving, the Annual Contract Fee, (3) reducing the amount of, or waiving, the Transfer Fee, (4) reducing the mortality, expense and administrative risk charge, or (5) by any combination of the above.

  Reductions in these charges will not be unfairly discriminatory against any person, including the affected Contractholders/Participants funded by the Separate Account. Experience rating credits have been given on certain cases. Participants in Contracts receiving experience rating credits will receive notification regarding any reduction in charges of fees.

HOW MUCH ARE THE DEDUCTIONS FOR PREMIUM TAXES ON THESE CONTRACTS?


    A deduction is also made for Premium Taxes, if applicable, imposed by a state or other governmental entity. Certain states impose a Premium Tax, ranging up to 3.50%. On any contract subject to Premium Taxes, Hartford will pay the taxes when imposed by the applicable taxing authorities. Hartford, as its sole discretion, will deduct the taxes from Contributions when received, from the proceeds at surrender, or from the amount applied to effect an Annuity at the time Annuity payments commence.


WHAT CHARGES ARE MADE BY THE FUNDS?


    Deductions are made from assets of the Funds to pay for management fees and the operating expenses of the Funds. A full description of the Funds, their investment policies and restrictions, risks, charges and expenses and all other aspects of their operation is contained in the accompanying prospectuses for the Funds.


ARE THERE ANY OTHER DEDUCTIONS?


    Reallocation of monies between or among Sub-Accounts under the contracts may be subject to a $5.00 charge for each such transfer (see "Charges Under the
  Contract -- Experience Rating of Contracts," page   ). Currently there is no
  transfer charge.


                        HARTFORD LIFE INSURANCE COMPANY
                                 AND THE FUNDS


WHAT IS HARTFORD?



    Hartford Life Insurance Company ("Hartford") is a stock life insurance company engaged in the business of writing health and life insurance, both individual and group, in all states of the United States and the District of Columbia. Hartford was originally incorporated under the laws of Massachusetts on June 5, 1902, and was subsequently redomiciled to Connecticut. Its offices are located in Simsbury, Connecticut; however, its mailing address is P. O. Box 2999, Hartford, CT 06104-2999. Hartford is a subsidiary of Hartford Fire Insurance Company, one of the largest multiple lines insurance carriers in the United States. Hartford is ultimately owned by ITT Hartford Group, Inc., a Delaware corporation. Subject to shareholder approval on May 2, 1997, the name of ITT Hartford Group, Inc. will change to The Hartford Financial Services Group, Inc.



    Hartford is rated A+ (superior) by A.M. Best and Company, Inc., on the basis of its financial soundness and operating performance. Hartford is rated AA by Standard & Poor's and AA+ by Duff and Phelps , on the basis of its claims paying ability. These ratings do not apply to the investment performance of the Sub-Accounts of the Separate Account. The ratings apply to Hartford's ability to meet its insurance obligations, including those described in this Prospectus.


WHAT ARE THE FUNDS?


    Hartford Stock Fund, Inc. was organized on March 11, 1976. Calvert Responsibly Invested Balanced Portfolio is a series of the Acacia Capital Corporation, which was incorporated on September 27, 1982. Hartford Advisers Fund, Inc., Hartford Bond Fund, Inc., Hartford U.S. Government Money Market Fund, Inc., and HVA Money Market Fund, Inc. were all organized on December 1, 1982. Hartford Index Fund, Inc. was organized on May 16, 1983. Hartford Capital Appreciation Fund, Inc. was organized on September 20, 1983. Hartford Mortgage Securities Fund, Inc. was organized on October 5, 1984. Hartford International Opportunities Fund, Inc. was organized on January 25, 1990. Hartford Dividend and Growth Fund, Inc. was organized on March 16, 1994.

    The investment objectives of each of the Funds are as follows:

    HARTFORD ADVISERS FUND, INC.


    Seeks maximum long term total rate of return consistent with prudent investment risk by investing in common stock and other equity securities, bonds and other debt securities, and money market instruments.


    HARTFORD BOND FUND, INC.


    Seeks maximum current income consistent with preservation of capital by investing primarily in fixed-income securities. Up to 20% of the total assets of this Fund may be invested in debt securities rated in the highest category below investment grade ("Ba" by Moody's Investor Services, Inc. or "BB" by Standard & Poor's) or, if unrated, are determined to be of comparable quality by the Fund's investment adviser. Securities rated below investment grade are commonly referred to as "high yield-high risk securities" or "junk bonds." For more information concerning the risks associated with investing in such securities, please refer to the section in the accompanying prospectus for the Hartford Funds entitled "Hartford Bond Fund, Inc. -- Investment Policies."


    HARTFORD CAPITAL APPRECIATION FUND, INC.


    Seeks growth of capital by investing in securities selected solely on the basis of potential for capital appreciation; income, if any, is an incidental consideration.


    HARTFORD DIVIDEND AND GROWTH FUND, INC.


    Seeks a high level of current income consistent with growth of capital and reasonable investment risk.


    HARTFORD INDEX FUND, INC.


    Seeks to provide investment results that correspond to the price and yield performance of publicly-traded common stocks in the aggregate, as represented by the Standard & Poor's 500 Composite Stock Price Index.*


    HARTFORD INTERNATIONAL OPPORTUNITIES FUND, INC.


    Seeks long-term total return consistent with prudent investment risk through investment primarily in equity securities issued by non-U.S. companies.


    HARTFORD MORTGAGE SECURITIES FUND, INC.


    Seeks maximum current income consistent with safety of principal and maintenance of liquidity by investing primarily in mortgage-related securities, including securities issued by the Government National Mortgage Association.


    HARTFORD STOCK FUND, INC.


    Seeks long-term capital growth primarily through capital appreciation, with income a secondary consideration, by investing primarily in equity securities.


    HVA MONEY MARKET FUND, INC.


    Seeks maximum current income consistent with liquidity and preservation of capital.


    CALVERT RESPONSIBLY INVESTED BALANCED PORTFOLIO


    Seeks a total return above the rate of inflation through an actively managed, nondiversified portfolio of common and preferred stocks, bonds, and money market instruments which offer income and capital growth opportunities and which satisfy the social criteria established for the Portfolio.



  * "STANDARD & POOR'S", "S&P", "S&P 500", "STANDARD & POOR'S 500", AND "500" ARE TRADEMARKS OF THE MCGRAW-HILL COMPANIES, INC. AND HAVE BEEN LICENSED FOR USE BY HARTFORD LIFE INSURANCE COMPANY AND AFFILIATES. THE HARTFORD INDEX FUND, INC. ("INDEX FUND") IS NOT SPONSORED, ENDORSED, SOLD OR PROMOTED BY STANDARD & POOR'S AND STANDARD & POOR'S MAKES NO REPRESENTATION REGARDING THE ADVISABILITY OF INVESTING IN THE INDEX FUND.

ALL FUNDS


    The Hartford Funds are available only to serve as the underlying investment for the variable annuity and variable life insurance contracts issued by Hartford.


    It is conceivable that in the future it may be disadvantageous for variable annuity separate accounts and variable life insurance separate accounts to invest in the Funds simultaneously. Although Hartford and the Funds do not currently foresee any such disadvantages either to variable annuity Contract Owners or to variable life insurance Policy Owners, the Funds' Board of Directors intends to monitor events in order to identify any material conflicts between such Contract Owners and Policy Owners and to determine what action, if any, should be taken in response thereto. If the Board of Directors of the Funds were to conclude that separate funds should be established for variable life and variable annuity separate accounts, the variable annuity Contract Owners would not bear any expenses attendant to the establishment of such separate funds, but variable annuity Contract Owners and variable life insurance Policy Owners would no longer have the economics of scale resulting from a larger combined fund.


    Shares of Calvert Responsibly Invested Balanced Portfolio, a series of Acacia Capital Corporation which is unaffiliated with Hartford, are offered to other unaffiliated separate accounts. Hartford and the Board of Trustees of Acacia Capital Corporation intend to monitor events to identify any material irreconcilable conflicts which may arise and to determine what action, if any, should be taken in response thereto.



    Hartford reserves the right, subject to compliance with the law, to substitute the shares of any other registered investment company for the shares of any Fund held by the Separate Account. Substitution may occur if shares of the Fund(s) become unavailable or due to changes in applicable law or interpretations of law. Current law requires notification to you of any such substitution and approval of the Securities and Exchange Commission. Hartford also reserves the right, subject to compliance with the law to offer additional Funds with differing investment objectives.



    The Advisers Fund Sub-Account was not available under contracts issued prior to May 2, 1983. The Capital Appreciation Fund Sub-Account was not available under contracts issued prior to May 1, 1984. The Mortgage Securities Fund Sub-Account was not available under contracts issued prior to January 15, 1985. The Index Fund Sub-Account was not available under contracts issued prior to May 1, 1987. The Dividend and Growth Fund Sub-Account was not available under contracts issued prior to May 1, 1995. Funds not available prior to the issue date of a contract may be requested in writing by the Contract Owner.



    All of the Funds are sponsored by Hartford and are incorporated under the laws of the State of Maryland. HL Investment Advisors, Inc. ("HL Advisors") serves as the investment adviser to each of the Hartford Funds.



    Wellington Management Company, L.L.P. serves as sub-investment adviser for Hartford Advisers Fund, Hartford Capital Appreciation Fund, Hartford Dividend and Growth Fund, Hartford International Opportunities Fund and Hartford Stock Fund.



    Calvert Asset Management Company serves as investment adviser and manages the fixed-income portion of the Calvert Responsibly Invested Balanced Portfolio. The sub-advisor to the Portfolio is NCM Capital Management Group, Inc. ("NCM"). NCM manages the equity portion of the Portfolio.



    In addition, HL Advisors has entered an investment services agreement with Hartford Investment Management Company, Inc., ("HIMCO"), pursuant to which HIMCO will provide certain investment services to Hartford Bond Fund, Hartford Index Fund, Hartford Mortgage Securities Fund, and HVA Money Market Fund.



    A full description of the Funds, their investment policies and restrictions, risks, charges and expenses and all other aspects of their operation is contained in the accompanying Funds' prospectus, which should be read in conjunction with this Prospectus before investing, and in the Funds' Statement of Additional Information which may be ordered from Hartford. The Funds may not be available in all states.

DOES HARTFORD HAVE ANY INTEREST IN THE FUNDS?



    As of December 31, 1996, certain Hartford group pension contracts held direct interest in shares as follows:



                                                                                                            PERCENT OF
                                                                                               SHARES      TOTAL SHARES
                                                                                            -------------  -------------
Hartford Advisers Fund, Inc...............................................................     18,752,510       0.69%
Hartford Bond Fund, Inc...................................................................         47,060       0.01%
Hartford Capital Appreciation Fund, Inc...................................................     15,519,596       1.79%
Hartford Dividend and Growth Fund, Inc....................................................        443,556       0.08%
Hartford Index Fund, Inc..................................................................     16,432,999       6.30%
Hartford International Opportunities Fund, Inc............................................      7,835,802       1.11%
Hartford Mortgage Securities Fund, Inc....................................................     17,408,850       5.65%
Hartford Stock Fund, Inc..................................................................         92,167       0.01%
HVA Money Market Fund, Inc................................................................         31,633       0.01%


                           FEDERAL TAX CONSIDERATIONS

WHAT ARE SOME OF THE FEDERAL TAX CONSEQUENCES WHICH AFFECT THESE CONTRACTS?

  A. GENERAL

    SINCE THE TAX LAW IS COMPLEX AND SINCE TAX CONSEQUENCES WILL VARY ACCORDING TO THE ACTUAL STATUS OF THE CONTRACT OWNER INVOLVED AND THE TYPE OF PLAN UNDER WHICH THE CONTRACT IS PURCHASED, LEGAL AND TAX ADVICE MAY BE NEEDED BY A PERSON, EMPLOYER OR OTHER ENTITY CONTEMPLATING THE PURCHASE OF A CONTRACT DESCRIBED HEREIN.


    It should be understood that any detailed description of the federal income tax consequences regarding the purchase of these contracts cannot be made in this Prospectus and that special tax rules may be applicable with respect to certain purchase situations not discussed herein. For detailed information, a qualified tax adviser should always be consulted. This discussion is based on Hartford's understanding of existing federal income tax laws as they are currently interpreted.



  B. HARTFORD AND DC-I AND DC-II



    DC-I is not taxed as a part of Hartford. The taxation of DC-I is governed by Subchapter M of Chapter 1 of the Internal Revenue Code of 1986, as amended (the "Code") pursuant to an Internal Revenue Service ("IRS") Private Letter Ruling issued with respect to DC-I. By distributing substantially all of the net income and realized capital gains of DC-I to Contract Owners no federal income tax liability will be incurred by DC-I on the income and gain so distributed. While Hartford has no reason to believe that the above referenced Private Letter Ruling will ever be withdrawn by the IRS, in the event that it is the taxation of DC-I and DC-II would be identical from the effective date of any such withdrawal.



    DC-II is taxed as part of Hartford which is taxed as a life insurance company in accordance with the Code. Accordingly, DC-II will not be taxed as a "regulated investment company" under Subchapter M of the Code. Investment income and any realized capital gains on the assets of DC-II are reinvested and are taken into account in determining the value of the Accumulation and Annuity Units. (See "How is the Accumulation Unit value determined?"
  commencing on page    .) As a result, such investment income and realized
  capital gains are automatically applied to increase reserves under the contract.


    No taxes are due on interest, dividends and short-term or long-term capital gains earned by DC-II with respect to qualified or non-qualified contracts.

  C. INFORMATION REGARDING TAX QUALIFIED PLANS

    The tax rules applicable to tax qualified contract owners, including restrictions on contributions and distributions, taxation of distributions and tax penalties, vary according to the type of plan as well as the terms and conditions of the plan itself. Various tax penalties may apply to contributions in excess of specified limits, to distributions in excess of specified limits, distributions which do not satisfy certain requirements and certain other transactions with respect to qualified plans. Accordingly, this summary provides only general information about the tax rules associated with use of the Contract by a qualified plan. Contract owners, plan participants and beneficiaries are cautioned that the rights and benefits of any person to benefits are controlled by the terms and conditions of the plan regardless of the terms and conditions of the Contract. Some qualified plans are subject to distribution and other requirements which are not incorporated into Hartford's administrative procedures. Owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions comply with applicable law. Because of the complexity of these rules, owners, participants and beneficiaries are encouraged to consult their own tax advisors as to specific tax consequences.



  1. QUALIFIED PENSION PLANS.


    Provisions of the Code permit eligible employers to establish pension or profit sharing plans (described in Section 401(a) and 401(k), if applicable, and exempt from taxation under Section 501(a) of the Code), and Simplified Employee Pension Plans (described in Section 408(k)). Such plans are subject to limitations on the amount that may be contributed, the persons who may be eligible and the time when distributions must commence. Corporate employers intending to use these contracts in connection with such plans should seek competent advice.


  2. TAX SHELTERED ANNUITIES UNDER SECTION 403(B).


    Section 403(b) of the Code permits public school employees and employees of certain types of charitable, educational and scientific organizations specified in Section 501(c)(3) of the Code to purchase annuity contracts, and, subject to certain limitations, exclude such contributions from gross income. Generally, such contributions may not exceed the lesser of $9,500 or 20% of the employees "includable compensation" for his most recent full year of employment, subject to other adjustments. Special provisions may allow some employees to elect a different overall limitation.

    Tax-sheltered annuity programs under Section 403(b) are subject to a PROHIBITION AGAINST DISTRIBUTIONS FROM THE CONTRACT ATTRIBUTABLE TO CONTRIBUTIONS MADE PURSUANT TO A SALARY REDUCTION AGREEMENT unless such distribution is made:


    (a) after the participating employee attains age 59 1/2;


    (b) upon separation from service;

    (c) upon death or disability, or

    (d) in the case of hardship.

    The above restrictions apply to distributions of employee contributions made after December 31, 1988, earnings on those contributions, and earnings on amounts attributable to employee contributions held as of December 31, 1988. They do not apply to distributions of any employer or other after-tax contributions, employee contributions made on or before December 31, 1988, and earnings credited to employee contributions before December 31, 1988.


  3. DEFERRED COMPENSATION PLANS UNDER SECTION 457.



    Employees and independent contractors performing services for such employers may contribute on a before tax basis to the Deferred Compensation Plan of their employer in accordance with the employer's plan and Section 457 of the Code. Section 457 places limitations on contributions to Deferred Compensation Plans maintained by a State or other tax-exempt organization. ("State" means a State, a political sub-division of a State, and an agency or instrumentality of a State or political sub-division of a State.) Generally, the limitation is 33 1/3% of includable compensation (typically 25% of gross compensation) or $7,500 (indexed), whichever is less. The plan may also provide for additional "catch-up" deferrals during the three taxable years ending before a Participant attains normal retirement age.



    An employee electing to participate in a Deferred Compensation Plan should understand that his or her rights and benefits are governed strictly by the terms of the plan and that the employer is the legal owner of any contract issued with respect to the plan. The employer, as owner of the contract(s), retains all voting and redemption rights which may accrue to the contract(s) issued with respect to the plan. The participating employee should look to the terms of his or her plan for any charges in regard to participating therein other than those disclosed in this Prospectus. Participants should also be aware that effective August 20, 1996, the Small Business Job Protection Act of 1996 requires that all assets and income of an eligible Deferred Compensation Plan established by a governmental employer which is a State, a political subdivision of a State, or any agency or instrumentality of a State or political subdivision of a State, must be held in trust (or under certain specified annuity contracts or custodial accounts) for the exclusive benefit of Participants and their Beneficiaries. Special transition rules apply to such governmental Deferred Compensation Plans already in existence on August 20, 1996, and provide that such plans need not establish a trust before January 1, 1999. However, this requirement does not apply to amounts under a Deferred Compensation Plan of a tax-exempt (non-governmental) organization and such amounts will be subject to the claims of such tax-exempt employer's general creditors.



    In general, distributions from a Section 457 Deferred Compensation Plan are prohibited unless made after the participating employee attains the age specified in the plan, separates from service, dies, or suffers an unforeseeable financial emergency. Present federal tax law does not allow tax-free transfers or rollovers for amounts accumulated in a Section 457 plan except for transfers to other Section 457 plans in limited cases.



  4. INDIVIDUAL RETIREMENT ANNUITIES UNDER SECTION 408.


    Section 408 of the Code permits eligible individuals to establish individual retirement programs through the purchase of Individual Retirement Annuities ("IRAs"). IRAs are subject to limitations on the amount that may be contributed, the contributions that may be deducted from taxable income, the persons who may be eligible and the time when distributions may commence. Also, distributions from certain qualified plans may be "rolled-over" on a tax-deferred basis into an IRA.


  5. TAX PENALTIES.


    Distributions from retirement plans are generally taxed under Section 72 of the Code. Under these rules, a portion of each distribution may be excludable from income. The excludable amount is the portion of the distribution which bears the same ratio as the after-tax contributions bear to the expected return.

    A. PREMATURE DISTRIBUTION.


    Distributions from a qualified plan before the Participant attains age
  59 1/2 are generally subject to an additional tax equal to 10% of the taxable portion of the distribution. The 10% penalty does not apply to distributions made after the employee's death, on account of disability, for eligible medical expenses and distributions in the form of a life annuity and, except in the case of an IRA, certain distributions after separation from service at or after age 55. A life annuity is defined as a scheduled series of substantially equal periodic payments for the life or life expectancy of the Participant (or the joint lives or life expectancies of the Participant and Beneficiary).


    B. MINIMUM DISTRIBUTION TAX.

    If the amount distributed is less than the minimum required distribution for the year, the Participant is subject to a 50% tax on the amount that was not properly distributed.


    An individual's interest in a retirement plan must generally be distributed, or begin to be distributed, not later than April 1 of the calendar year following the later of (i) the calendar year in which the individual attains age 70 1/2 or (ii) the calendar year in which the individual retires from service with the employer sponsoring the plan ("required beginning date"). However, the required beginning date for an individual who is a five (5) percent owner (as defined in the Code), or who is the owner of an IRA, is April 1 of the calendar year following the calendar year in which the individual attains age 70 1/2. The entire interest of the Participant must be distributed beginning no later than this required beginning date over a period which may not extend beyond a maximum of the life expectancy of the Participant and a designated Beneficiary. Each annual distribution must equal or exceed a "minimum distribution amount" which is determined by dividing the account balance by the applicable life expectancy. This account balance is generally based upon the account value as of the close of business on the last day of the previous calendar year. In addition, minimum distribution incidental benefit rules may require a larger annual distribution.



    If an individual dies before reaching his or her required beginning date, the individual's entire interest must generally be distributed within five years of the individual's death. However, this rule will be deemed satisfied, if distributions begin before the close of the calendar year following the individual's death to a designated Beneficiary (or over a period not extending beyond the life expectancy of the beneficiary). If the Beneficiary is the individual's surviving spouse, distributions may be delayed until the individual would have attained age 70 1/2.


    If an individual dies after reaching his or her required beginning date or after distributions have commenced, the individual's interest must generally be distributed at least as rapidly as under the method of distribution in effect at the time of the individual's death.

    C. EXCESS DISTRIBUTION TAX.


    If the aggregate distributions from all IRAs and certain other qualified plans in a calendar year exceed the greater of (i) $150,000, or (ii) $112,500 as indexed for inflation, a penalty tax of 15% is generally imposed on the excess portion of the distribution.


    D. WITHHOLDING.

    Periodic distributions from a qualified plan lasting for a period of 10 or more years are generally subject to voluntary income tax withholding. The recipient of periodic distributions may generally elect not to have withholding apply or to have income taxes withheld at a different rate by providing a completed election form. Otherwise, the amount withheld on such distributions is determined at the rate applicable to wages as if the recipient were married claiming three exemptions.

    Nonperiodic distributions from an IRA are subject to income tax withholding at a flat 10% rate. The recipient may elect not to have withholding apply.

    Nonperiodic distributions from other qualified plans are generally subject to mandatory income tax withholding at the flat rate of 20% unless such distributions are:

    1)  the non-taxable portion of the distribution;

    2)  required minimum distributions;

    3)  eligible rollover distributions.

    Eligible rollover distributions are direct payments to an IRA or to another qualified employer plan.


    In general, distributions from plans described in Section 457 of the Code are subject to regular wage withholding rules.


  D. DIVERSIFICATION REQUIREMENTS

    Section 817 of the Code provides that a variable annuity contract will not be treated as an annuity contract for any period during which the investments made by the separate account or underlying fund are not adequately diversified in accordance with regulations prescribed by the Treasury Department. If a Contract is not treated as an annuity contract, the Contract Owner will be subject to income tax on the annual increases in cash value.

    The Treasury Department has issued diversification regulations which generally require, among other things, that no more than 55% of the value of the total assets of the segregated assets account underlying a variable contract is represented by any one investment, no more than 70% is represented by any two investment, no more than 80% is represented by any three investments, and no more than 90% is represented by any four investments. In determining whether the diversification standards are met, all securities of the same issuer, all interests in the same real property project, and all interests in the same commodity are each treated as a single investment. In addition, in the case of government securities, each government agency or instrumentality shall be treated as a separate issuer.

    A separate account must be in compliance with the diversification standards on the last day of each calendar quarter or within 30 days after the quarter ends. If an insurance company inadvertently fails to meet the diversification requirements, the company may comply within a reasonable period and avoid the taxation of contract income on an ongoing basis. However, either the company or the Contract Owner must agree to pay the tax due for the period during which the diversification requirements were not met.


    Hartford monitors the diversification of investments in the separate accounts and tests for diversification as required by the Code. Hartford intends to administer all contracts subject to the diversification requirements in a manner that will maintain adequate diversification.

  E. OWNERSHIP OF THE ASSETS IN THE SEPARATE ACCOUNT

    In order for a variable annuity contract to qualify for tax deferral, assets in the segregated asset accounts supporting the variable contract must be considered to be owned by the insurance company and not by the variable contract owner. The IRS has issued several rulings which discuss investor control. The IRS has ruled that incidents of ownership by the contract owner, such as the ability to select and control investments in a separate account, will cause the contract owner to be treated as the owner of the assets for tax purposes.


    Further, in the explanation to the temporary Section 817 diversification regulations, the Treasury Department noted that the temporary regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor, rather than the insurance company, to be treated as the owner of the assets in the account." The explanation further indicates that "the temporary regulations provide that in appropriate cases a segregated asset account may include multiple sub-accounts, but do not specify the extent to which policyholders may direct their investments to particular sub-accounts without being treated as the owners of the underlying assets. Guidance on this and other issues will be provided in regulations or revenue rulings under Section 817(d), relating to the definition of "variable contract." The final regulations issued under
  Section 817 did not provide guidance regarding investor control, and as of the date of this Prospectus, no other such guidance has been issued. Further, Hartford does not know if or in what form such guidance will be issued. In addition, although regulations are generally issued with prospective effect, it is possible that regulations may be issued with retroactive effect. Due to the lack of specific guidance regarding the issue of investor control, there is necessarily some uncertainty regarding whether a Contract Owner could be considered the owner of the assets for tax purposes. Hartford reserves the right to modify the contracts, as necessary, to prevent Contract Owners from being considered the owners of the assets in the separate accounts.


  F. NON-NATURAL PERSONS, CORPORATIONS

    The annual increase in the value of the contract is currently includable in gross income of a non-natural person. There is an exception for annuities held by structured settlement companies and annuities held by an employer with respect to a terminated pension plan. A non-natural person which is a tax-exempt entity for federal tax purposes will not be subject to income tax as a result of this provision.

  G. ANNUITY PURCHASES BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS


    The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal income tax and withholding on annuity distributions at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state premium tax, other state and/or municipal taxes, and taxes that may be imposed by the purchaser's country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S., state, and foreign taxation with respect to an annuity purchase.



                                 MISCELLANEOUS


WHAT ARE MY VOTING RIGHTS?


    Hartford shall notify the Contract Owner of any Fund shareholders' meeting if the shares held for the Contract Owner's accounts may be voted at such meetings. Hartford shall also send proxy materials and a form of instruction by means of which the Contract Owner can instruct Hartford with respect to the voting of the Fund shares held for the Contract Owner's account. In connection with the voting of Fund shares held by it, Hartford shall arrange for the handling and tallying of proxies received from Contract Owners. Hartford as such, shall have no right, except as hereinafter provided, to vote any Fund shares held by it hereunder which may be registered in its name or the names of its nominees. Hartford will, however, vote the Fund shares held by it in accordance with the instructions received from the Contract Owners for whose accounts the Fund shares are held. If a Contract Owner desires to attend any meeting at which shares held for the Contract Owner's benefit may be voted, the Contract Owner may request Hartford to furnish a proxy or otherwise arrange for the exercise of voting rights with respect to the Fund shares held for such Contract

  Owner's account. In the event that the Contract Owner gives no instructions or leaves the manner of voting discretionary, Hartford will vote such shares, including any of its own shares, of the appropriate Fund in the same proportion as shares of that Fund for which instructions have been received.


    Every Participant under a contract issued with respect to DC-II who has a full (100%) vested interest under a group contract, shall receive proxy material and a form of instruction by means of which Participants may instruct the Contract Owner with respect to the number of votes attributable to his individual participation under a group contract.

    A Contract Owner or Participant, as appropriate, is entitled to one full or fractional vote for each full or fractional Accumulation or Annuity Unit owned. The Contract Owner has voting rights throughout the life of the contract. The vested Participant has voting rights for as long as participation in the contract continues. Voting rights attach only to Separate Account interests.

    During the Annuity period under a contract the number of votes will decrease as the assets held to fund Annuity benefits decrease.

WILL OTHER CONTRACTS BE PARTICIPATING IN THE SEPARATE ACCOUNTS?

    In addition to the contracts described in this Prospectus, it is contemplated that other forms of group or individual annuities may be sold providing benefits which vary in accordance with the investment experience of the Separate Accounts.

HOW ARE THE CONTRACTS SOLD?

    Hartford Securities Distribution Company, Inc. ("HSD") serves as Principal Underwriter for the securities issued with respect to the Separate Account.


    HSD is a wholly-owned subsidiary of Hartford. The principal business address of HSD is 200 Hopmeadow Street, Simsbury, CT 06089.



    The securities will be sold by salespersons of HSD who represent Hartford as insurance and Variable Annuity agents and who are registered representatives or Broker-Dealers who have entered into distribution agreements with HSD.


    HSD is registered with the Commission under the Securities Exchange Act of 1934 as a Broker-Dealer and is a member of the National Association of Securities Dealers, Inc.


    Compensation will be paid by Hartford to registered representatives for the sale of contracts up to a maximum of 5.0% of Contributions and .25% annually on Participants' Individual Account Values. Sales compensation may be reduced.


WHO IS THE CUSTODIAN OF THE SEPARATE ACCOUNTS' ASSETS?


    Hartford is the custodian of the Separate Accounts' assets.


ARE THERE ANY MATERIAL LEGAL PROCEEDINGS AFFECTING THE SEPARATE ACCOUNTS?


    There are no material legal proceedings pending to which the Separate Account is a party. Counsel with respect to federal laws and regulations applicable to the issue and sale of the contracts and with respect to Connecticut law is Lynda Godkin, General Counsel, Hartford Life Insurance Companies, P. O. Box 2999, Hartford, CT 06104-2999.


ARE YOU RELYING ON ANY EXPERTS AS TO ANY PORTION OF THIS PROSPECTUS?


    The audited consolidated financial statements and financial statement schedules included in this Prospectus and elsewhere in the registration statement have been audited by Arthur Andersen LLP, independent public accountants, as indicated in their reports with respect thereto, and are included herein in reliance upon the authority of said firm as experts in giving said reports. Reference is made to said report on the consolidated financial statements of Hartford Life Insurance Company (the Depositor), which includes an explanatory paragraph with respect to the change in method of accounting for debt and equity securities as of January 1, 1994, as discussed in Note 2 of Notes to Consolidated Financial Statements. The principal business address of Arthur Andersen LLP is One Financial Plaza, Hartford, Connecticut 06103.

HOW MAY I GET ADDITIONAL INFORMATION?

    Inquiries will be answered by calling your representative or by writing:


    Hartford Life Insurance Company
    Attn: RPVA Administration
    P. O. Box 2999
    Hartford, CT 06104-2999

                                    APPENDIX

ACCUMULATION PERIOD UNDER PRIOR GROUP CONTRACTS

    Such contracts are no longer being issued. Contract Owners may continue to make Contributions to the contracts subject to the following charges.

A. DEDUCTIONS UNDER THE PRIOR GROUP CONTRACTS FOR SALES EXPENSES, THE MINIMUM DEATH BENEFIT GUARANTEE AND ANY APPLICABLE PREMIUM TAXES.

    Contributions made to a Participant's Individual Account pursuant to the terms of the prior contracts are subject to the following deductions:

                    DEDUCTIONS                                      PORTION REPRESENTING
              AGGREGATE CONTRIBUTION                                            MINIMUM
                  AMOUNTS TO THE                       TOTAL        SALES        DEATH     TOTAL AS % OF
              SUB ACCOUNTS* INVESTED                 DEDUCTION    EXPENSES      BENEFIT     NET AMOUNT
--------------------------------------------------  -----------  -----------  -----------  -------------
On the first $2,500...............................       7.00%        6.25%         .75%         7.53%
On the next $47,500...............................       3.50%        2.75%         .75%         3.63%
On the next $50,000...............................       2.00%        1.25%         .75%         2.04%
On the excess over $100,000.......................       1.00%         .25%         .75%         1.01%

  * This illustration does not assume the payment of any Premium Taxes.

    Under the schedule of deductions shown above, all amounts contributed on behalf of a Participants Individual Account to the Bond Fund and Stock Fund Sub-Accounts are aggregated to determine if a particular level of deductions has been reached. Thus, if a Contribution has been made on behalf of a Participant's Account in the amount of $100 and total Contributions of $2,450 have already been made on his or her behalf, the first $50 of the payment will be subject to a deduction of 7.00% and the remainder to a percentage of 3.50%.

    Notwithstanding the above, on variable only contracts and on combination fixed and/or variable contracts where the annualized stipulated purchase payments or Contributions with respect to all Participants shall equal or approximate $250,000 at the end of the second anniversary of the contract, the sales and minimum death benefits deduction on the aggregate Contributions up to and including $2,500 with respect to each Participant shall be at the rate of 5% rather than 7%.


    Hartford reserves the right to limit any increase in the Contributions made to a Participant's Individual Account to not more than three times the total Contributions made on behalf of such Participant during the initial 12 consecutive months of the Account's existence under the contract of the present guaranteed deduction rates. Increases in excess of those described will be accepted only with the consent of Hartford and subject to the then current deductions being made for sales charges, the Minimum Death Benefit guarantee and mortality and expense undertaking.



    Each contract provides for experience rating of the deduction for sales expenses and/or the Annual Contract Fee. In order to experience rate a contract, actual sales costs applicable to a particular contract are determined. If the costs exceed the amounts deducted for such expenses, no additional deduction will be made. If, however, the amounts deducted for such expenses exceed actual costs, Hartford, in its discretion, may allocate all, a portion, or none of such excess as an experience rating credit. If such an allocation is made, the experience credit will be made as considered appropriate: (1) by a reduction in the amount deducted from subsequent contributions for sales expenses; (2) by the crediting of a number of additional Accumulation Units or by Annuity Units, as applicable, without deduction of any sales or other expenses therefrom; (3) or by waiver of the Annual Contract Fees or by a combination of the above. To date experience rating credits have been provided on certain cases.


B. DEDUCTIONS FOR MORTALITY AND EXPENSE ADMINISTRATIVE UNDERTAKINGS, ANNUAL CONTRACT FEE AND PREMIUM TAXES

1. MORTALITY AND EXPENSE UNDERTAKINGS


    Although variable annuity payments made under the contracts will vary in accordance with the investment performance of the Fund shares, the payments will not be affected by (a) Hartford's actual expenses, if greater than the deductions provided for in the contracts, or (b) Hartford's actual mortality experience among Annuitants after retirement because of the expense and mortality undertakings by Hartford.

    In providing an expense undertaking, Hartford assumes the risk that the deductions for sales expenses, the Annual Contract Fee and the Minimum Death Benefit during the Accumulation Period may be insufficient to cover the actual costs of providing such items.



    The mortality undertaking provided by Hartford under the contracts, assuming the selection of one of the forms of life annuities, is to make monthly annuity payments (determined in accordance with the annuity tables and other provisions contained in the contract) to Contract Owners or Annuitant's Accounts regardless of how long an Annuitant may live and regardless of how long all Annuitants as a group may live. This undertaking assures a Contract Owner that neither the longevity of an Annuitant nor an improvement in life expectancy will have any adverse effect on the monthly annuity payments the Employees will receive under the contract. It thus relieves the Contract Owner from the risk that Participants in the Plan will outlive the funds accumulated.



    The mortality undertaking is based on Hartford's actuarial determination of expected mortality rates among all Annuitants. If actual experience among Annuitants deviates from Hartford's actuarial determination of expected mortality rates among Annuitants because, as a group, their longevity is longer than anticipated, Hartford must provide amounts from its general funds to fulfill its contract obligations. In that event, a loss will fall on Hartford. Conversely, if longevity among Annuitants is lower than anticipated, a gain will result to Hartford.



    For assuming these risks Hartford makes a minimum daily charge against the value of the average daily assets held under DC-I and DC-II, as appropriate, of 1.25% with respect to the Bond Fund, Stock Fund and Money Market Fund Sub-Accounts where available, on an annual basis. This rate may be periodically increased by Hartford subject to a maximum annual rate of 2.00%. However, no increase will occur unless the Securities and Exchange Commission first approves this increase.


  2. ANNUAL CONTRACT FEE

    There will be an Annual Contract Fee deduction in the amount of $10.00 from the value of each such Participant's Individual Account under the contracts, except as set forth below.

    This fee will be deducted from the value of each such account on the last business day of each calendar year; provided, however, that if the value of a Participant's Individual Account is redeemed in full at any time before the last business day of the year, then the Annual Contract Fee charge will be deducted from the proceeds of such redemption. No contract fee deduction will be made during the Annuity Payment period under the contracts.

    In the event that the Contributions made on behalf of a Participant are allocated partially to the fixed annuity portion of the Participant's Individual Account and partially to the variable annuity portion of the Participant's Individual Account, then the Annual Contract Fee will be deducted first from the value of the fixed annuity portion of the Participant's Individual Account. If the value of the fixed annuity portion of the Participant's Individual Account is insufficient to pay the fee, then any deficit will be deducted from the value of the variable annuity portion of the Participant's Individual Account in the following manner: if there are no accumulation units in the General Account or if their value is less than $10.00, the General Account portion of an account will be made against values held in the Stock Fund Sub-Account of DC-I. If the Stock Fund Sub-Account values are insufficient to cover the fee, the fee shall be deducted from the account values held in the Bond Fund Sub-Account of DC-I. The fee is not applicable to the Money Market Fund Sub-Account where available. In the even that the Contributions made on behalf of a Participant are allocated partially to the General Account and partially to the Separate Account, the Annual Contract Fee will be charged against the Separate Account and General Account on a pro rata basis.

  3. PREMIUM TAXES

    A deduction is also made for Premium Taxes, if applicable. On any contract subject to Premium Taxes, the tax will be deducted from Contributions when received, from the proceeds at surrender, or from the amount applied to effect an annuity at the time annuity payments commence.

                                TABLE OF CONTENTS
                                       FOR
                       STATEMENT OF ADDITIONAL INFORMATION


SECTION                                                       PAGE
------------------------------------------------------------  ----
DESCRIPTION OF HARTFORD LIFE INSURANCE COMPANY..............
SAFEKEEPING OF ASSETS.......................................
INDEPENDENT PUBLIC ACCOUNTANTS..............................
DISTRIBUTION OF CONTRACTS...................................
CALCULATION OF YIELD AND RETURN.............................
PERFORMANCE COMPARISONS.....................................
FINANCIAL STATEMENTS........................................

                                     PART B

                       STATEMENT OF ADDITIONAL INFORMATION

                         HARTFORD LIFE INSURANCE COMPANY
             SEPARATE ACCOUNT DC-I AND SEPARATE ACCOUNT TWO (DC-II)


                   Group Variable Annuity Contracts Issued by
                         Hartford Life Insurance Company
                         With Respect to DC-I and DC-II

This Statement of Additional Information is not a Prospectus. The information contained herein should be read in conjunction with the Prospectus.

To obtain a Prospectus, send a written request to Hartford Life Insurance Company, Attn: RPVA Administration, P.O. Box 2999, Hartford, CT 06104-2999.




Date of Prospectus:  May 1, 1997
Date of Statement of Additional Information:  May 1, 1997







33-19947/33-19949

                               TABLE OF CONTENTS


SECTION                                                                    PAGE
-------                                                                    ----

DESCRIPTION OF HARTFORD LIFE INSURANCE COMPANY . . . . . . . . . . . .

SAFEKEEPING OF ASSETS. . . . . . . . . . . . . . . . . . . . . . . . .

INDEPENDENT PUBLIC ACCOUNTANTS . . . . . . . . . . . . . . . . . . . .

DISTRIBUTION OF CONTRACTS. . . . . . . . . . . . . . . . . . . . . . .


CALCULATION OF YIELD AND RETURN. . . . . . . . . . . . . . . . . . . .

PERFORMANCE COMPARISONS. . . . . . . . . . . . . . . . . . . . . . . .

FINANCIAL STATEMENTS . . . . . . . . . . . . . . . . . . . . . . . . .

                 DESCRIPTION OF HARTFORD LIFE INSURANCE COMPANY

Hartford Life Insurance Company ("Hartford") is a stock life insurance company engaged in the business of writing health and life insurance, both individual and group, in all states of the United States and the District of Columbia. Hartford was originally incorporated under the laws of Massachusetts on June 5,
1902, and was subsequently redomiciled to Connecticut.   Its offices are located
in Simsbury, Connecticut; however, its mailing address is P.O. Box 2999, Hartford, CT 06104-2999. Hartford is a subsidiary of Hartford Fire Insurance Company, one of the largest multiple lines insurance carriers in the United States. Hartford is ultimately owned by ITT Hartford Group, Inc., a Delaware corporation. Subject to shareholder approval on May 2, 1997, the name of ITT Hartford Group, Inc. will change to The Hartford Financial Services Group, Inc.

Hartford is rated A+ (superior) by A.M. Best and Company, Inc., on the basis of its financial soundness and operating performance. Hartford is rated AA by Standard & Poor's and AA+ by Duff and Phelps on the basis of its claims paying ability. These ratings do not apply to the investment performance of the Sub-Accounts of the Separate Account. The ratings apply to Hartford's ability to meet its insurance obligations, including those described in this Prospectus.

As of December 31, 1996, certain Hartford group pension contracts held direct interest in shares as follows:

                                                                    Percent of
                                                            Shares  Total Shares
                                                            ------  ------------
Hartford Advisers Fund, Inc. . . . . . . . . . . . . .   18,752,510    0.69%
Hartford Bond Fund, Inc. . . . . . . . . . . . . . . .       47,060    0.01%
Hartford Capital Appreciation Fund, Inc. . . . . . . .   15,519,596    1.79%
Hartford Dividend and Growth Fund, Inc.  . . . . . . .      443,556    0.08%
Hartford Index Fund, Inc.  . . . . . . . . . . . . . .   16,432,999    6.30%
Hartford International Opportunities Fund, Inc.  . . .    7,835,802    1.11%
Hartford Mortgage Securities Fund, Inc.  . . . . . . .   17,408,850    5.65%
Hartford Stock Fund, Inc.  . . . . . . . . . . . . . .       92,167    0.01%
HVA Money Market Fund, Inc.  . . . . . . . . . . . . .       31,633    0.01%

                              SAFEKEEPING OF ASSETS

Title to the assets of the Separate Account is held by Hartford. These assets are kept physically segregated and are held separate and apart from Hartford's general corporate assets. Records are maintained of all purchases and redemptions of Fund shares held in each of the Sub-Accounts.

                         INDEPENDENT PUBLIC ACCOUNTANTS

The audited consolidated financial statements and financial statement schedules included in this Prospectus and elsewhere in the registration statement have been audited by Arthur Andersen LLP, independent public accountants, as indicated in their reports with respect thereto, and are included herein in reliance upon the authority of said firm as experts in giving said reports.

Reference is made to said report on the consolidated financial statements of Hartford Life Insurance Company (the Depositor), which includes an explanatory paragraph with respect to the change in method of accounting for debt and equity securities as of January 1, 1994, as discussed in Note 2 of Notes to Consolidated Financial Statements. The principal business address of Arthur Andersen LLP is One Financial Plaza, Hartford, Connecticut 06103.


                            DISTRIBUTION OF CONTRACTS

Hartford Securities Distribution Company, Inc. ("HSD") serves as Principal Underwriter for the securities issued with respect to the Separate Account. HSD is a wholly-owned subsidiary of Hartford. The principal business address of HSD is the same as that of Hartford.

The securities will be sold by salespersons of HSD who represent Hartford as insurance and Variable Annuity agents and who are registered representatives of Broker-Dealers who have entered into distribution agreements with HSD.

HSD is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a Broker-Dealer and is a member of the National Association of Securities Dealers, Inc. ("NASD"). Compensation will be paid by Hartford to registered representatives for the sale of Contracts up to a maximum of 5% on initial Contributions and .50% annually on Participants' Individual Account Values. Sales compensation may be reduced.

The offering of the Separate Account contracts is continuous.


                         CALCULATION OF YIELD AND RETURN

YIELD OF THE HVA MONEY MARKET FUND SUB-ACCOUNTS. As summarized in the Prospectus under the heading "Performance Related Information," the yield of the Money Market Fund Sub-Account for a seven-day period (the "base period") will be computed by determining the "net change in value" (calculated as set forth below) of a hypothetical account having a balance of one share at the beginning of the period, dividing the net change in account value by the value of the account at the beginning of the base period to obtain the base period return, and multiplying the base period return by 365/7 with the resulting yield figure carried to the nearest hundredth of one percent. Net changes in value of a hypothetical account will include net investment income of the account (accrued daily dividends as declared by the underlying funds, less daily expense and contract charges of the account) for the period, but will not include realized gains or losses or unrealized appreciation or depreciation on the underlying fund shares.

The Money Market Fund Sub-Account yield and effective yield will vary in response to fluctuations in interest rates and in the expenses of this Sub-Account.

The current yield and effective yield reflect recurring charges on the Separate Account level, including the maximum Annual Contract Fee.

Money Market Fund Sub-Account

The yield and effective yield for the seven day period ending December 31, 1996 is as follows:

     ($25 Annual Contract Fee)

DC-I

Yield               = 4.20%
Effective Yield     = 4.29%

DC-II

Yield               = 3.85%
Effective Yield     = 3.93%

YIELDS OF HARTFORD BOND FUND AND HARTFORD MORTGAGE SECURITIES FUND SUB-ACCOUNTS. As summarized in the Prospectus under the heading "Performance Related Information," yields of these two Sub-Accounts will be computed by annualizing a recent month's net investment income, divided by a Fund share's net asset value on the last trading day of that month. Net changes in the value of a hypothetical account will assume the change in the underlying mutual funds "net asset value per share" for the same period in addition to the daily expense charged assessed, at the sub-account level for the respective period. The Bond Fund and Mortgage Securities Fund Sub-Accounts' yields will vary from time to time depending upon market conditions and, the composition of the underlying funds' portfolios. Yield should also be considered relative to changes in the value of the Sub-Accounts' shares and to the relative risks associated with the investment objectives and policies of the Bond Fund and Mortgage Securities Fund.

The yield reflects recurring charges on the Separate Account level, including the Annual Contract Fee.

The Bond Fund and Mortgage Securities Fund Sub-Accounts' yield will vary from time to time depending upon market conditions and, the composition of the underlying funds' portfolios. Yield should also be considered relative to changes in the value of the Sub-Accounts' shares and to the relative risks associated with the investment objectives and policies of the Funds.

Bond Fund Sub-Account

Yield calculations of the Sub-Account used for illustration purposes reflect the interest earned by the Sub-Account, less applicable asset charges assessed against a Contract Owner's contract over the base period. The following is the method used to determine the yield for the 30 day period ended December 31, 1996:


Example:


Current Yield Formula for the Sub-Account   2*[((A-B)/(C*D) + 1)(6) - 1]

Where     A =  Dividends and interest earned during the period.
          B =  Expenses accrued for the period (net of reimbursements).
          C = The average daily number of units outstanding during the period that were entitled to receive dividends.
          D = The maximum offering price per unit on the last day of the period.

     DC-I      Yield =5.30%

     DC-II     Yield = 4.94%

Mortgage Securities Fund Sub-Account

Yield calculations of the Sub-Account used for illustration purposes reflect the interest earned by the Sub-Account, less applicable asset charges assessed against a Contract Owner's account over the base period. The following is the method used to determine the yield for the 30 days period ended December 31, 1996:

Example:


Current Yield Formula for the Sub-Account         2*[((A-B)/(C*D) + 1)(6) - 1]

Where     A =  Dividends and interest earned during the period.
          B =  Expenses accrued for the period (net of reimbursements).
          C = The average daily number of units outstanding during the period that were entitled to receive dividends.
          D = The maximum offering price per unit on the last day of the period.

     DC-I      Yield = 5.72%

     DC-II     Yield= 5.35%

At any time in the future, yields and total return may be higher or lower than past yields and there can be no assurance that any historical results will continue.

The method of calculating yields described above for these Sub-Accounts differs from the method used by the Sub-Accounts prior to May 1, 1988. The denominator of the fraction used to calculate yield was previously the average unit value for the period calculated. That denominator will hereafter be the unit value of the Sub-Accounts on the last trading day of the period calculated.

CALCULATION OF TOTAL RETURN. As summarized in the Prospectus under the heading "Performance Related Information", total return is a measure of the change in value of an investment in a Sub-Account over the period covered. The formula for total return used herein includes three steps: (1) calculating the value of the hypothetical initial investment of $1,000 as of the end of the period by multiplying the total number of units owned at the end of the period by the unit value per unit on the last trading day of the period; (2) assuming redemption at the end of the period and deducting any applicable contingent deferred sales charge and (3) dividing this account value for the hypothetical investor by the initial $1,000 investment and annualizing the result for periods of less than one year. Total return will be calculated for one year, five years and ten years or some other relevant periods if a Sub-Account has not been in existence for at least ten years.

                             PERFORMANCE COMPARISONS

YIELD AND TOTAL RETURN. Each Sub-Account may from time to time include its total return in advertisements or in information furnished to present or prospective shareholders. Each Sub-Account may from time to time include its yield and total return in advertisements or information furnished to present or prospective shareholders. Each Sub-Account may from time to time include in advertisements its total return (and yield in the case of certain Sub-Accounts) the ranking of those performance figures relative to such figures for groups of other annuities analyzed by Lipper Analytical Services as having the same investment objectives.

The total return and yield may also be used to compare the performance of the Sub-Accounts against certain widely acknowledged outside standards or indices for stock and bond market performance. The Standard & Poor's Composite Index of 500 Stocks (the "S&P 500") is a market value-weighted and unmanaged index showing the changes in the aggregate market value of 500 stocks relative to the base period 1941-43. The S&P 500 is composed almost entirely of common stocks of companies listed on the New York Stock Exchange, although the common stocks of a few companies listed on the American Stock Exchange or traded over-the-counter are included. The 500 companies represented include 400 industrial, 60 transportation and 40 financial services concerns. The S&P 500 represents about 80% of the market value of all issues traded on the New York Stock Exchange.


The NASDAQ-OTC Price Index (the "NASDAQ Index") is a market value-weighted and unmanaged index showing the changes in the aggregate market value of approximately 3,500 stocks relative to the base measure of 100.00 on February 5, 1971. The NASDAQ Index is composed entirely of common stocks of companies traded over-the-counter and often through the National Association of Securities Dealers Automated Quotations ("NASDAQ") system. Only those over-the-counter stocks having only one market maker or traded on exchanges are excluded.

The Shearson Lehman Government Bond Index (the "SL Government Index") is a measure of the market value of all public obligations of the U.S. Treasury; all publicly issued debt of all agencies of the U.S. Government and all quasi-federal corporations; and all corporate debt guaranteed by the U.S. Government. Mortgage-backed securities, flower bonds and foreign targeted issues are not included in the SL Government Index.

The Shearson Lehman Government/Corporate Bond Index (the "SL Government/Corporate Index") is a measure of the market value of approximately 5,300 bonds with a face value currently in excess of $1.3 trillion. To be included in the SL Government/Corporate Index, an issue must have amounts outstanding in excess of $1 million, have at least one year to maturity and be rated "Baa" or higher ("investment grade") by a nationally recognized rating agency.

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
--------------------------------------------------------------------------------


                    REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS



To Hartford Life Insurance Company and Subsidiaries:



We have audited the accompanying consolidated balance sheets of Hartford Life Insurance Company (a Connecticut corporation and wholly-owned subsidiary of Hartford Life and Accident Insurance Company) and subsidiaries as of December 31, 1996 and 1995, and the related consolidated statements of income, stockholder's equity and cash flows for each of the three years in the period ended December 31, 1996. These consolidated financial statements and the schedules referred to below are the responsibility of Hartford Life Insurance Company's management. Our responsibility is to express an opinion on these consolidated financial statements and schedules based on our audits.



We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.



In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the consolidated financial position of Hartford Life Insurance Company and subsidiaries as of December 31, 1996 and 1995, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 1996 in conformity with generally accepted accounting principles.



As discussed in Note 2 of Notes to Consolidated Financial Statements, Hartford Life Insurance Company adopted a new accounting standard promulgated by the Financial Accounting Standards Board, changing its method of accounting, as of January 1, 1994, for debt and equity securities.



Our audits were made for the purpose of forming an opinion on the basic consolidated financial statements taken as a whole. The schedules listed in the Index to Consolidated Financial Statements and Schedules are presented for purposes of complying with the Securities and Exchange Commission's rules and are not a required part of the basic consolidated financial statements. These schedules have been subjected to the auditing procedures applied in the audits of the basic consolidated financial statements and, in our opinion, fairly state in all material respects the financial data required to be set forth therein in relation to the basic consolidated financial statements taken as a whole.



                                         ARTHUR ANDERSEN LLP



Hartford, Connecticut
February 10, 1997

                                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

                       CONSOLIDATED STATEMENTS OF INCOME


                                                        FOR THE YEARS ENDED
                                                            DECEMBER 31,
                                                      ------------------------
                                                       1996     1995     1994
                                                      ------   ------   ------
                                                           (IN MILLIONS)
 Revenues
   Premiums and other considerations...............   $1,705   $1,487   $1,100
   Net investment income...........................    1,397    1,328    1,292
   Net realized capital (losses) gains.............     (213)     (11)       7
                                                      ------   ------   ------
     Total Revenues................................    2,889    2,804    2,399
                                                      ------   ------   ------
 Benefits, Claims and Expenses
   Benefits, claims and claim adjustment
    expenses.......................................    1,535    1,422    1,405
   Amortization of deferred policy acquisition
    costs..........................................      234      199      145
   Dividends to policyholders......................      635      675      419
   Other insurance expenses........................      427      317      227
                                                      ------   ------   ------
     Total Benefits, Claims and Expenses...........    2,831    2,613    2,196
                                                      ------   ------   ------
   Income before income tax expense................       58      191      203
   Income tax expense..............................       20       62       65
                                                      ------   ------   ------
 Net income........................................   $   38   $  129   $  138
                                                      ------   ------   ------
                                                      ------   ------   ------



The accompanying notes to consolidated financial statements are an integral part of the above statements.

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

                          CONSOLIDATED BALANCE SHEETS


                                                       AS OF DECEMBER
                                                             31,
                                                      -----------------
                                                       1996      1995
                                                      -------   -------
                                                        (IN MILLIONS
                                                        EXCEPT SHARE
                                                            DATA)
 Assets
   Investments
   Fixed maturities, available for sale, at fair
    value (amortized cost $13,579 and $14,440).....   $13,624   $14,400
   Equity securities, available for sale, at fair
    value..........................................       119        63
   Policy loans, at outstanding balance............     3,836     3,381
   Mortgage loans, at outstanding balance..........         2       265
   Other investments, at cost......................        54       156
                                                      -------   -------
     Total investments.............................    17,635    18,265
   Cash............................................        43        46
   Premiums and amounts receivable.................       137       165
   Accrued investment income.......................       407       394
   Reinsurance recoverable.........................     6,066     6,221
   Deferred policy acquisition costs...............     2,760     2,188
   Deferred income tax.............................       474       420
   Other assets....................................       357       234
   Separate account assets.........................    49,690    36,264
                                                      -------   -------
     Total assets..................................   $77,569   $64,197
                                                      -------   -------
                                                      -------   -------
 Liabilities
   Future policy benefits..........................   $ 2,281   $ 2,373
   Other policyholder funds........................    22,134    22,598
   Other liabilities...............................     1,572     1,233
   Separate account liabilities....................    49,690    36,264
                                                      -------   -------
     Total liabilities.............................    75,677    62,468
                                                      -------   -------
 Stockholder's Equity
   Common stock, $5,690 par value, 1,000 shares
    authorized, issued and outstanding.............         6         6
   Capital surplus.................................     1,045     1,007
   Net unrealized capital gain (loss) on
    investments, net of tax........................        30       (57)
   Retained earnings...............................       811       773
                                                      -------   -------
     Total stockholder's equity....................     1,892     1,729
                                                      -------   -------
   Total liabilities and stockholder's equity......   $77,569   $64,197
                                                      -------   -------
                                                      -------   -------



The accompanying notes to consolidated financial statements are an integral part of the above statements.

                                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

                CONSOLIDATED STATEMENTS OF STOCKHOLDER'S EQUITY


                                                                       NET UNREALIZED
                                                                        CAPITAL GAIN
                                                                         (LOSS) ON                       TOTAL
                                            COMMON      CAPITAL         INVESTMENTS,     RETAINED    STOCKHOLDER'S
                                            STOCK       SURPLUS          NET OF TAX      EARNINGS       EQUITY
                                            ------   --------------    --------------    --------    -------------
                                                                        (IN MILLIONS)
 Balance, December 31, 1993..............     $6         $  676            $  (5)          $516         $1,193
   Net income............................     --             --               --            138            138
   Dividends declared on common stock....     --             --               --            (10)           (10)
   Capital contribution..................     --            150               --             --            150
   Change in net unrealized capital loss
    on investments, net of tax(1)........     --             --             (649)            --           (649)
                                              --
                                                         ------           ------         --------       ------
 Balance, December 31, 1994..............      6            826             (654)           644            822
   Net income............................     --             --               --            129            129
   Capital contribution..................     --            181               --             --            181
   Change in net unrealized capital gain
    on investments, net of tax...........     --             --              597             --            597
                                              --
                                                         ------           ------         --------       ------
 Balance, December 31, 1995..............      6          1,007              (57)           773          1,729
   Net income............................     --             --               --             38             38
   Capital contribution..................     --             38               --             --             38
   Change in net unrealized capital gain
    on investments, net of tax...........     --             --               87             --             87
                                              --
                                                         ------           ------         --------       ------
 Balance, December 31, 1996..............     $6         $1,045            $  30           $811         $1,892
                                              --
                                              --
                                                         ------           ------         --------       ------
                                                         ------           ------         --------       ------


------------------------

(1) The 1994 change in net unrealized capital loss on investments, net of tax, includes a gain of $91 due to the adoption of SFAS No. 115 as discussed in
    Note 2(b) of Notes to Consolidated Financial Statements.



The accompanying notes to consolidated financial statements are an integral part of the above statements.

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

                     CONSOLIDATED STATEMENTS OF CASH FLOWS


                                            FOR THE YEARS ENDED DECEMBER 31,
                                            --------------------------------
                                              1996        1995        1994
                                            --------    --------    --------
                                                     (IN MILLIONS)
 Operating Activities
   Net income............................   $     38    $    129    $    138
   Adjustments to net income:
   Net realized capital losses (gains) on
    sale of investments..................        213          11          (7)
   Net amortization of premium on fixed
    maturities...........................         14          21          41
   Increase in deferred income taxes.....       (102)       (172)       (128)
   Increase in deferred policy
    acquisition costs....................       (572)       (379)       (441)
   Decrease (increase) in premiums and
    amounts receivable...................         10         (81)         10
   Increase in accrued investment
    income...............................        (13)        (16)       (106)
   (Increase) decrease in other assets...       (132)       (177)        101
   Decrease (increase) in reinsurance
    recoverable..........................        179         (35)         75
   (Decrease) increase in liability for
    future policy benefits...............        (92)        483         224
   Increase in other liabilities.........        477         281         191
                                            --------    --------    --------
     Cash provided by operating
      activities.........................         20          65          98
                                            --------    --------    --------
 Investing Activities
   Purchases of fixed maturity
    investments..........................     (5,747)     (6,228)     (9,127)
   Sales of fixed maturity investments...      3,459       4,845       5,713
   Maturities and principal paydowns of
    fixed maturity investments...........      2,693       1,741       1,931
   Net purchase of other investments.....       (107)       (871)     (1,338)
   Net sales (purchases) of short-term
    investments..........................         84         (24)        135
                                            --------    --------    --------
     Cash provided by (used for)
      investing activities...............        382        (537)     (2,686)
                                            --------    --------    --------
 Financing Activities
   Capital contribution..................         38          --         150
   Dividends paid........................         --          --         (10)
   Net (disbursements for) receipts from
    investment and universal life-type
    contracts (charged from) credited to
    policyholder accounts................       (443)        498       2,467
                                            --------    --------    --------
     Cash (used for) provided by
      financing activities...............       (405)        498       2,607
                                            --------    --------    --------
   Net (decrease) increase in cash.......         (3)         26          19
   Cash--beginning of year...............         46          20           1
                                            --------    --------    --------
 Cash--end of year.......................   $     43    $     46    $     20
                                            --------    --------    --------
                                            --------    --------    --------



The accompanying notes to consolidated financial statements are an integral part of the above statements.

                                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                               DECEMBER 31, 1996
                                 (IN MILLIONS)


---------------------------------------------------

 1. ORGANIZATION AND DESCRIPTION OF BUSINESS


    These consolidated financial statements include Hartford Life Insurance Company and its wholly-owned subsidiaries (the "Company"), ITT Hartford Life and Annuity Insurance Company ("ILA") and ITT Hartford International Life Reassurance Corporation ("HLRe"), formerly American Skandia Life Reinsurance Corporation. The Company is a wholly-owned subsidiary of Hartford Life and Accident Insurance Company ("HLA"), a wholly-owned subsidiary of Hartford Life, Inc. ("Hartford Life"), a direct subsidiary of Hartford Accident and Indemnity Company, an indirect subsidiary of ITT Hartford Group, Inc. ("The Hartford"). Hartford Life was formed on December 13, 1996 and capitalized on December 16, 1996 with the contribution of all the outstanding common stock of HLA. On February 10, 1997, The Hartford, the ultimate parent of Hartford Life, announced its intention to sell up to 20% of Hartford Life during the second quarter of 1997. Management believes that this transaction will not have a material impact on the operations of the Company (See Note 11).



    On December 19, 1995, ITT Industries, Inc. (formerly ITT Corporation)("ITT") distributed all the outstanding shares of capital stock of The Hartford to ITT stockholders of record on such date (the transactions relating to such distribution are referred to herein as the "ITT Spin-off"). As a result of the ITT Spin-off, The Hartford became an independent, publicly traded company.



    The Company is a leading insurance and financial services company which provides: (a) investment products such as individual variable annuities and fixed market value adjusted annuities, deferred compensation plan services and mutual funds for savings and retirement needs; (b) life insurance for income protection and estate planning; and (c) employee benefits products such as corporate owned life insurance.



---------------------------------------------------

 2. SIGNIFICANT ACCOUNTING POLICIES


(A) BASIS OF PRESENTATION



    These financial statements present the financial position, results of operations and cash flows of the Company, and all material intercompany transactions and balances between Hartford Life Insurance Company and its subsidiaries have been eliminated. The consolidated financial statements are prepared on a basis of generally accepted accounting principles which differ materially from the statutory accounting prescribed by various insurance regulatory authorities.



    The preparation of financial statements, in conformity with generally accepted accounting principles, requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.



(B) CHANGES IN ACCOUNTING PRINCIPLES



    On November 14, 1996, the Emerging Issues Task Force ("EITF") reached a consensus on Issue No. 96-12, "Recognition of Interest Income and Balance Sheet Classification of Structured Notes". This Issue requires companies to record income on certain structured securities on a retrospective interest method. The Company adopted EITF No. 96-12 for structured securities acquired after November 14, 1996. Adoption of EITF No. 96-12 did not have a material effect on the Company's financial condition or results of operations.



    In June 1996, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards ("SFAS") No. 125, "Accounting for Transfers and Servicing of Financial Assets and Extinguishment of Liabilities". This statement established criteria for determining whether transferred assets should be accounted for as sales or secured borrowings. Subsequently, in December 1996, the FASB issued SFAS No. 127, "Deferral of Effective Date of Certain Provisions of FASB Statement No. 125", which defers the effective date of certain provisions of SFAS No. 125 for one year. Adoption of SFAS No. 125 is not expected to have a material effect on the Company's financial condition or results of operations.



    In October 1995, the FASB issued SFAS No. 123, "Accounting for Stock-Based Compensation", which is effective in 1996. As permitted by SFAS No. 123, the Company continues to measure compensation costs of employee stock option plans (relating to options on common stock of The Hartford) using the intrinsic value method prescribed by Accounting Principles Board Opinion No. 25. As of February 10, 1997, the Company had not adopted an employee stock compensation plan. Certain officers of the Company participate in The Hartford's stock option plan.

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
--------------------------------------------------------------------------------


    Compensation costs allocated by The Hartford to the Company, as well as pro forma compensation costs as determined under SFAS No. 123, were immaterial to the results of operations for 1996 and 1995.



    Effective January 1, 1994, the Company adopted SFAS No. 115, "Accounting for Certain Investments in Debt and Equity Securities". The new standard requires, among other things, that securities be classified as "held-to-maturity", "available-for-sale" or "trading" based on the Company's intentions with respect to the ultimate disposition of the security and its ability to effect those intentions. The classification determines the appropriate accounting carrying value (cost basis or fair value) and, in the case of fair value, whether the fair value difference from cost, net of tax, impacts stockholder's equity directly or is reflected in the Consolidated Statements of Income. Investments in equity securities had previously been and continue to be recorded at fair value with the corresponding after-tax impact included in stockholder's equity. Under SFAS No. 115, the Company's fixed maturity investments are classified as "available-for-sale" and, accordingly, these investments are reflected at fair value with the corresponding impact included as a component of stockholder's equity designated as "Net unrealized capital gain (loss) on investments, net of tax." As with the underlying investment security, unrealized capital gains and losses on derivative financial instruments are considered in determining the fair value of the portfolios. The impact of adoption was an increase to stockholder's equity of $91 million. The Company's cash flows were not impacted by this change in accounting principle.



(C) REVENUE RECOGNITION



    Revenues for universal life policies and investment products consist of policy charges for the cost of insurance, policy administration and surrender charges assessed to policy account balances and are recognized in the period in which services are provided. Premiums for traditional life insurance policies are recognized as revenues when they are due from policyholders.



(D) FUTURE POLICY BENEFITS AND OTHER POLICYHOLDER FUNDS



    Liabilities for future policy benefits are computed by the net level premium method using interest rate assumptions varying from 3% to 11% and withdrawal and mortality assumptions appropriate at the time the policies were issued. Liabilities for universal life-type and investment contracts are stated at policyholder account values before surrender charges.



(E) DEFERRED POLICY ACQUISITION COSTS



    Policy acquisition costs, including commissions and certain underwriting expenses associated with acquiring business, are deferred and amortized over the estimated lives of the contracts, generally 20 years. Generally, acquisition costs are deferred and amortized using the retrospective deposit method. Under the retrospective deposit method, acquisition costs are amortized in proportion to the present value of expected gross profits from surrender charges, investment, mortality and expense margins. Actual gross profits can vary from management's estimates resulting in increases or decreases in the rate of amortization. Management periodically updates these estimates, when appropriate, and evaluates the recoverability of the deferred acquisition cost asset. When appropriate, management revises its assumptions on the estimated gross profits of these contracts and the cumulative amortization for the books of business are reestimated and readjusted by a cumulative charge or credit to income.



(F) POLICYHOLDER REALIZED CAPITAL GAINS AND LOSSES



    Realized capital gains and losses on security transactions associated with the Company's immediate participation guaranteed contracts are excluded from revenues and deferred, since under the terms of the contracts the realized gains and losses will be credited to policyholders in future years as they are entitled to receive them.



(G) FOREIGN CURRENCY TRANSLATION



    Foreign currency translation gains and losses are reflected in stockholder's equity. Balance sheet accounts are translated at the exchange rates in effect at each year end and income statement accounts are translated at the average rates of exchange prevailing during the year. The national currencies of international operations are generally their functional currencies.



(H) INVESTMENTS



    The Company's investments in fixed maturities include bonds, redeemable preferred stock and commercial paper which are classified as "available-for-sale" and accordingly are carried at fair value with the after-tax difference from cost reflected as a component of stockholder's equity designated as "Net unrealized capital gain (loss) on investments, net of tax". Equity securities, which include common and non-redeemable preferred stocks, are carried at fair value with the after-tax difference from cost reflected in stockholder's equity. Policy and mortgage loans are each carried at their outstanding balance which approximates fair value. Investments in partnerships and trusts are carried at cost. Net realized capital gains (losses), after deducting the policyholders' share, are reported as a component of revenue and are determined on a specific identification basis.



    The Company's accounting policy for impairment recognition requires recognition of an other than temporary impairment charge on a security if it is determined that the Company is unable to recover all amounts due under the contractual obligations of the security. In addition, the Company has established specific criteria to be used in the

                                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
--------------------------------------------------------------------------------


impairment evaluation of an individual portfolio of assets. Specifically, if the asset portfolio is supporting a runoff operation, is forced to be liquidated prior to maturity to meet liability commitments, and has fair value below amortized cost, which will not materially fluctuate as a result of future interest rate changes, then an other than temporary impairment condition has been determined to have occurred. Each individual security within that portfolio is evaluated to determine whether or not it is impaired. Once an impairment charge has been recorded, the Company then continues to review the individual impaired securities for appropriate valuation on an ongoing basis.



    During 1996, it was determined that certain individual securities within the investment portfolio supporting the Company's closed block of guaranteed rate contracts ("Closed Book GRC") were impaired. With the initiation of certain hedge transactions, which eliminated the possibility that the fair value of the Closed Book GRC investments would recover to their current amortized cost, an other than temporary impairment loss of $88 after tax was determined to have occurred and was recorded.



(I) DERIVATIVE FINANCIAL INSTRUMENTS



    The Company uses a variety of derivative financial instruments including swaps, caps, floors, forwards and exchange traded financial futures and options as part of an overall risk management strategy. These instruments are used as a means of hedging exposure to price, foreign currency and/or interest rate risk on anticipated investment purchases or existing assets and liabilities. The Company does not hold or issue derivative financial instruments for trading purposes. The Company's accounting for derivative financial instruments used to manage risk is in accordance with the concepts established in SFAS No. 80, "Accounting for Futures Contracts," SFAS No. 52, "Foreign Currency Translation", American Institute of Certified Public Accountants Statement of Position 86-2, "Accounting for Options", and various EITF pronouncements. Written options are, in all cases, used in conjunction with other assets and derivatives as part of the Company's asset/liability management strategies. Derivative instruments are carried at values consistent with the asset or liability being hedged. Derivatives used to hedge fixed maturities or equities are carried at fair value with the after-tax difference from cost reflected in stockholder's equity. Derivatives used to hedge other invested assets or liabilities are carried at cost.



    Derivatives must be designated at inception as a hedge and measured for effectiveness both at inception and on an ongoing basis. The Company's minimum correlation threshold for hedge designation is 80%. If correlation, which is assessed monthly and measured based on a rolling three month average, falls below 80%, hedge accounting will be terminated. Derivatives used to create a synthetic asset must meet synthetic accounting criteria including designation at inception and consistency of terms between the synthetic and the instrument being replicated. Interest rate swaps are the primary type of derivatives used to convert London interbank offered quotations for U.S. dollar deposits ("LIBOR") based variable rate instruments to fixed rate instruments. Synthetic instrument accounting, consistent with industry practice, provides that the synthetic asset is accounted for like the financial instrument it is intended to replicate. Derivatives which fail to meet risk management criteria are marked to market with the impact reflected in the Consolidated Statements of Income.



    Gains or losses on financial futures contracts entered into in anticipation of the future receipt of product cash flows are deferred and, at the time of the ultimate purchase, reflected as an adjustment to the cost basis of the purchased asset. Gains or losses on futures used in invested asset risk management are deferred and adjusted into the cost basis of the hedged asset when the futures contracts are closed, except for futures used in duration hedging which are deferred and are adjusted into the cost basis on a quarterly basis. The adjustments to the cost basis are amortized into investment income over the remaining asset life.



    Open forward commitment contracts are marked to market through stockholder's equity. Such contracts are recorded at settlement by recording the purchase of the specified securities at the previously committed price. Gains or losses resulting from the termination of the forward commitment contracts before the delivery of the securities are recognized immediately in the Consolidated Statements of Income as a component of net investment income.



    The cost of purchased options and/or premiums received on covered written options, entered into as part of an asset/liability management strategy, is/are adjusted into the cost basis of the underlying asset or liability and amortized over the remaining life of the hedge. Gains or losses on expiration or termination of the hedge are adjusted into the basis of the underlying asset or liability and amortized over the remaining asset life. The Company had no written options as of December 31, 1996 and 1995.



    Interest rate swaps involve the periodic exchange of payments without the exchange of underlying principal or notional amounts. Net receipts or payments are accrued and recognized over the life of the swap agreement as an adjustment to income. Should the swap be terminated, the gain or loss is adjusted into the basis of the asset or liability and amortized over the remaining life. Should the hedged asset be sold or liability terminated without terminating the swap position, any swap gains or losses are immediately recognized in earnings. Interest rate swaps purchased in anticipation of an asset purchase (an "anticipatory transaction") are recognized consistent with the underlying asset components such that the settlement component is recognized in the Consolidated Statements of Income while the change in market value is recognized as an unrealized gain or loss.

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
--------------------------------------------------------------------------------


    Premiums paid on purchased floor or cap agreements and the premium received on issued floor or cap agreements (used for risk management) are adjusted into the basis of the applicable asset and amortized over the asset life. Gains or losses on termination of such positions are adjusted into the basis of the asset or liability and amortized over the remaining asset life. Net payments are recognized as an adjustment to income or basis adjusted and amortized depending on the specific hedge strategy.


    Forward exchange contracts and foreign currency swaps are accounted for in accordance with SFAS No. 52.



(J) RELATED PARTY TRANSACTIONS


    Transactions of the Company with HLA and its affiliates relate principally to tax settlements, reinsurance, insurance coverage, rental and service fees and payment of dividends and capital contributions. In addition, certain affiliated insurance companies purchased group annuity contracts from the Company to fund pension costs and claim annuities to settle casualty claims. Substantially all general insurance expenses related to the Company, including rent and employee benefit plan expenses, are initially paid by Hartford Fire Insurance Company, an indirect subsidiary of The Hartford ("Hartford Fire"). Direct expenses are allocated to the Company using specific identification, and indirect expenses are allocated using other applicable methods. Indirect expenses include those for corporate areas which, depending on the type, are allocated based on either a percentage of direct expenses or on utilization. Indirect expenses allocated to the Company by Hartford Fire were $40, $45 and $41 in 1996, 1995 and 1994, respectively. Management of the Company believes that the methods used are reasonable. In addition, the Company was charged its share of costs allocated to The Hartford by ITT prior to the ITT Spin-off, which were immaterial in 1995 and 1994. The Company had a receivable from The Hartford of $1 and a payable to The Hartford of $2 at December 31, 1996 and 1995, respectively.



    In 1996, the Company ceded approximately $33.3 billion of group life insurance in force and $318 million of disability premium to HLA and assumed $8.5 billion of individual life insurance in force from HLA.


    On June 30, 1995, the ownership of ITT Lyndon Insurance Company was transferred to the Company via a capital contribution of $181 million, representing the net assets of the company. Also, in 1996, the Company received a capital contribution of $37.5 million from its parent HLA.


(K) DIVIDENDS TO POLICYHOLDERS



    Certain life insurance policies contain dividend payment provisions that enable the policyholder to participate in the earnings of the life insurance subsidiaries of the Company. The participating insurance in force accounted for 44%, 41%, and 43% in 1996, 1995, and 1994, respectively, of total life insurance in force.



---------------------------------------------------

 3. INVESTMENTS


(A) COMPONENTS OF NET INVESTMENT INCOME



                                     YEAR ENDED DECEMBER 31,
                                 -------------------------------
                                   1996       1995       1994
                                 ---------  ---------  ---------
Interest income................  $   1,452  $   1,338  $   1,247
(Losses) income from other
 investments...................        (42)         1         54
                                 ---------  ---------  ---------
Gross investment income........      1,410      1,339      1,301
Less: Investment expenses......         13         11          9
                                 ---------  ---------  ---------
Net investment income..........  $   1,397  $   1,328  $   1,292
                                 ---------  ---------  ---------
                                 ---------  ---------  ---------



(B) COMPONENTS OF NET REALIZED CAPITAL GAINS (LOSSES)



                                     YEAR ENDED DECEMBER 31,
                                 -------------------------------
                                   1996       1995       1994
                                 ---------  ---------  ---------
Fixed maturities...............  $    (201) $      23  $     (34)
Equity securities..............          2         (6)       (11)
Real estate and other..........         (4)       (25)        47
Less: (Increase) decrease in
 liability to policyholders for
 realized capital gains
 (losses)......................        (10)        (3)         5
                                 ---------  ---------  ---------
Net realized capital (losses)
 gains.........................  $    (213) $     (11) $       7
                                 ---------  ---------  ---------
                                 ---------  ---------  ---------



(C) NET UNREALIZED CAPITAL GAINS (LOSSES) ON EQUITY SECURITIES



                                         YEAR ENDED DECEMBER 31,
                                   -----------------------------------
                                      1996         1995        1994
                                      -----        -----     ---------
Gross unrealized gains...........   $      13    $       4   $       2
Gross unrealized losses..........          (1)          (2)        (11)
                                          ---          ---   ---------
Net unrealized capital gains
 (losses)........................          12            2          (9)
Deferred income tax liability
 (asset).........................           4            1          (3)
                                          ---          ---   ---------
Net unrealized capital gains
 (losses), after tax.............           8            1          (6)
Balance beginning of year........           1           (6)         (5)
                                          ---          ---   ---------
Change in net unrealized capital
 gains (losses) on investments...   $       7    $       7   $      (1)
                                          ---          ---   ---------
                                          ---          ---   ---------

                                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
--------------------------------------------------------------------------------


(D) NET UNREALIZED CAPITAL GAINS (LOSSES) ON FIXED MATURITIES


                                                                                                             YEAR ENDED DECEMBER
                                                                                                                     31,
                                                                                                             --------------------
                                                                                                               1996       1995
                                                                                                             ---------  ---------
Gross unrealized gains.....................................................................................  $     386  $     529
Gross unrealized losses....................................................................................       (341)      (569)
Unrealized (gains) losses credited to policyholders........................................................        (11)       (52)
                                                                                                             ---------  ---------
Net unrealized capital gains (losses)......................................................................         34        (92)
Deferred income tax liability (asset)......................................................................         12        (34)
                                                                                                             ---------  ---------
Net unrealized capital gains (losses), after tax...........................................................         22        (58)
Balance beginning of year..................................................................................        (58)      (648)
                                                                                                             ---------  ---------
Change in net unrealized capital gains (losses) on investments.............................................  $      80  $     590
                                                                                                             ---------  ---------
                                                                                                             ---------  ---------


                                                                                                               1994
                                                                                                             ---------
Gross unrealized gains.....................................................................................  $     150
Gross unrealized losses....................................................................................     (1,185)
Unrealized (gains) losses credited to policyholders........................................................         37
                                                                                                             ---------
Net unrealized capital gains (losses)......................................................................       (998)
Deferred income tax liability (asset)......................................................................       (350)
                                                                                                             ---------
Net unrealized capital gains (losses), after tax...........................................................       (648)
Balance beginning of year..................................................................................        161
                                                                                                             ---------
Change in net unrealized capital gains (losses) on investments.............................................  $    (809)
                                                                                                             ---------
                                                                                                             ---------



(E) COMPONENTS OF FIXED MATURITIES INVESTMENTS


                                                                                                     AS OF DECEMBER 31, 1996
                                                                                                ---------------------------------
                                                                                                               GROSS UNREALIZED
                                                                                                 AMORTIZED   --------------------
                                                                                                   COST        GAINS     LOSSES
                                                                                                -----------  ---------  ---------
U.S. government and government agencies and authorities (guaranteed and sponsored)............   $     166   $      12  $      (3)
U.S. government and government agencies and authorities (guaranteed and
 sponsored)--asset-backed.....................................................................       1,970         161       (128)
States, municipalities and political subdivisions.............................................         373           6        (11)
International governments.....................................................................         281          12         (4)
Public utilities..............................................................................         877          12         (8)
All other corporate including international...................................................       4,656         120       (107)
All other corporate--asset-backed.............................................................       3,601          49        (59)
Short-term investments........................................................................       1,655          14        (21)
                                                                                                -----------  ---------  ---------
    Total fixed maturities....................................................................   $  13,579   $     386  $    (341)
                                                                                                -----------  ---------  ---------
                                                                                                -----------  ---------  ---------


                                                                                                     AS OF DECEMBER 31, 1995
                                                                                                ---------------------------------
                                                                                                               GROSS UNREALIZED
                                                                                                 AMORTIZED   --------------------
                                                                                                   COST        GAINS     LOSSES
                                                                                                -----------  ---------  ---------
U.S. government and government agencies and authorities (guaranteed and sponsored)............   $     502   $       4  $      (9)
U.S. government and government agencies and authorities (guaranteed and
 sponsored)--asset-backed.....................................................................       3,568         210       (387)
States, municipalities and political subdivisions.............................................         201           4         (3)
International governments.....................................................................         291          19         (4)
Public utilities..............................................................................         949          29         (2)
All other corporate including international...................................................       3,065          76        (55)
All other corporate--asset-backed.............................................................       5,056         187       (109)
Short-term investments........................................................................         808          --         --
                                                                                                -----------  ---------  ---------
    Total fixed maturities....................................................................   $  14,440   $     529  $    (569)
                                                                                                -----------  ---------  ---------
                                                                                                -----------  ---------  ---------


                                                                                                  FAIR
                                                                                                  VALUE
                                                                                                ---------
U.S. government and government agencies and authorities (guaranteed and sponsored)............  $     175
U.S. government and government agencies and authorities (guaranteed and
 sponsored)--asset-backed.....................................................................      2,003
States, municipalities and political subdivisions.............................................        368
International governments.....................................................................        289
Public utilities..............................................................................        881
All other corporate including international...................................................      4,669
All other corporate--asset-backed.............................................................      3,591
Short-term investments........................................................................      1,648
                                                                                                ---------
    Total fixed maturities....................................................................  $  13,624
                                                                                                ---------
                                                                                                ---------

                                                                                                  FAIR
                                                                                                  VALUE
                                                                                                ---------
U.S. government and government agencies and authorities (guaranteed and sponsored)............  $     497
U.S. government and government agencies and authorities (guaranteed and
 sponsored)--asset-backed.....................................................................      3,391
States, municipalities and political subdivisions.............................................        202
International governments.....................................................................        306
Public utilities..............................................................................        976
All other corporate including international...................................................      3,086
All other corporate--asset-backed.............................................................      5,134
Short-term investments........................................................................        808
                                                                                                ---------
    Total fixed maturities....................................................................  $  14,400
                                                                                                ---------
                                                                                                ---------

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
--------------------------------------------------------------------------------


    The amortized cost and fair value of fixed maturities at December 31, 1996, by maturity, are shown below. Asset-backed securities, including mortgage-backed securities and collateralized mortgage obligations, are distributed to maturity year based on the Company's estimates of the rate of future prepayments of principal over the remaining lives of such securities. These estimates are developed using prepayment speeds reported in broker consensus data and can be expected to vary from actual experience. Expected maturities differ from contractual maturities due to call or prepayment provisions.



         MATURITY           AMORTIZED COST  FAIR VALUE
--------------------------  --------------  -----------
One year or less..........    $    2,632     $   2,642
Over one year through five
 years....................         5,871         5,928
Over five years through
 ten years................         3,320         3,311
Over ten years............         1,756         1,743
                                 -------    -----------
    Total.................    $   13,579     $  13,624
                                 -------    -----------
                                 -------    -----------



    Sales of fixed maturities excluding short-term fixed maturities for the years ended December 31, 1996, 1995 and 1994 resulted in proceeds of $3,459, $4,848 and $5,708, respectively, resulting in gross realized capital gains of $87, $91 and $71, respectively, and gross realized capital losses (including investment writedowns) of $298, $72 and $100, respectively, not including policyholder gains and losses. Sales of equity securities for the years ended December 31, 1996, 1995 and 1994 resulted in proceeds of $74, $64 and $159, respectively, resulting in gross realized capital gains of $2, $28 and $3, respectively, and gross realized capital losses of $0, $59 and $14, respectively, not including policyholder gains and losses.



(F) CONCENTRATION OF CREDIT RISK



    As of December 31, 1996, the Company had a reinsurance recoverable of $3.8 billion from Mutual Benefit Life Assurance Corporation ("Mutual Benefit"), supported by assets in a security trust of $3.8 billion (including policy loans of $3.3 billion). The risk of Mutual Benefit becoming insolvent is mitigated by the reinsurance agreement's requirement that the assets be kept in a security trust with the Company as sole beneficiary. Excluding investments in U.S. government and agencies, the Company has no other significant concentrations of credit risk in fixed maturities.



(G) DERIVATIVE INVESTMENTS



    Derivatives play an important role in facilitating the management of interest rate risk, creating opportunities to fund product obligations hedging against indexation risks that affect the value of certain liabilities and adjusting broad investment risk characteristics when dictated by significant changes in market risks. As an end user of derivatives, the Company uses a variety of derivative financial instruments, including swaps, caps, floors, forwards and exchange traded financial futures and options in order to hedge exposure to price, foreign currency and/or interest rate risk on anticipated investment purchases or existing assets and liabilities. The notional amounts of derivative contracts represent the basis upon which pay and receive amounts are calculated and are not reflective of credit risk for derivative contracts. Credit risk for derivative contracts is limited to the amounts calculated to be due to the Company on such contracts. The Company believes it maintains prudent policies regarding the financial stability and credit standing of its major counterparties and typically requires credit enhancement provisions to further limit its credit risk. Many of these derivative contracts are bilateral agreements that are not assignable without the consent of the relevant counterparty. Notional amounts pertaining to derivative financial instruments totaled $9.9 billion and $8.8 billion at December 31, 1996 and 1995, respectively ($7.4 billion and $7.1 billion related to life insurance investments and $2.5 billion and $1.7 billion related to life insurance liabilities at December 31, 1996 and 1995, respectively).

                                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
--------------------------------------------------------------------------------


    The following table summarizes the Company's derivatives, segregated by major categories, as of December 31, 1996 and 1995:


                                                                             AMOUNTS HEDGED (NOTIONAL AMOUNTS) (EXCLUDING
                                                                                          LIABILITY HEDGES)
                                                                          --------------------------------------------------
                                                                                                   PURCHASED
                                                                            TOTAL    ISSUED CAPS   OPTIONS,
                                                                          CARRYING        &         CAPS &
1996                                                                        VALUE     FLOORS(C)    FLOORS(D)    FUTURES(E)
------------------------------------------------------------------------  ---------  -----------  -----------  -------------
Asset-backed securities (excluding inverse floaters and anticipatory)...  $   5,242   $     500    $   2,454     $      --
Inverse floaters(a).....................................................        352          98          856            --
Anticipatory(g).........................................................         --          --           --           132
Other bonds and notes...................................................      7,369         425          440             5
Short-term investments..................................................        661          --           --            --
                                                                          ---------  -----------  -----------        -----
    Total fixed maturities..............................................     13,624       1,023        3,750           137
Equity securities, policy loans and other investments...................      4,011          --           --            --
                                                                          ---------  -----------  -----------        -----
    Total investments...................................................  $  17,635   $   1,023    $   3,750     $     137
                                                                          ---------  -----------  -----------        -----
                                                                          ---------  -----------  -----------        -----
    Total derivatives-fair value(b).....................................              $     (10)   $      35     $      --
                                                                                     -----------  -----------        -----
                                                                                     -----------  -----------        -----


                                                                             AMOUNTS HEDGED (NOTIONAL AMOUNTS) (EXCLUDING
                                                                                          LIABILITY HEDGES)
                                                                          --------------------------------------------------
                                                                                                   PURCHASED
                                                                            TOTAL    ISSUED CAPS   OPTIONS,
                                                                          CARRYING        &         CAPS &
1995                                                                        VALUE     FLOORS(C)    FLOORS(D)    FUTURES(E)
------------------------------------------------------------------------  ---------  -----------  -----------  -------------
Asset-backed securities (excluding inverse floaters and anticipatory)...  $   5,764   $     118    $   3,133     $     322
Inverse floaters(a).....................................................        711         560          354             6
Anticipatory(g).........................................................         --          --           --           213
Other bonds and notes...................................................      7,118          33           66           322
Short-term investments..................................................        807          --           --            --
                                                                          ---------  -----------  -----------        -----
    Total fixed maturities..............................................     14,400         711        3,553           863
Equity securities, policy loans and other investments...................      3,865          --           --            --
                                                                          ---------  -----------  -----------        -----
    Total investments...................................................  $  18,265   $     711    $   3,553     $     863
                                                                          ---------  -----------  -----------        -----
                                                                          ---------  -----------  -----------        -----
    Total derivatives-fair value(b).....................................              $     (32)   $      46     $      --
                                                                                     -----------  -----------        -----
                                                                                     -----------  -----------        -----


                                                                           INTEREST      FOREIGN       TOTAL
                                                                             RATE       CURRENCY     NOTIONAL
1996                                                                       SWAPS(H)     SWAPS(F)      AMOUNT
------------------------------------------------------------------------  -----------  -----------  -----------
Asset-backed securities (excluding inverse floaters and anticipatory)...   $     941    $      --    $   3,895
Inverse floaters(a).....................................................         346           --        1,300
Anticipatory(g).........................................................          --           --          132
Other bonds and notes...................................................       1,079          125        2,074
Short-term investments..................................................          --           --           --
                                                                          -----------       -----   -----------
    Total fixed maturities..............................................       2,366          125        7,401
Equity securities, policy loans and other investments...................          19           --           19
                                                                          -----------       -----   -----------
    Total investments...................................................   $   2,385    $     125    $   7,420
                                                                          -----------       -----   -----------
                                                                          -----------       -----   -----------
    Total derivatives-fair value(b).....................................   $     (25)   $      (9)   $      (9)
                                                                          -----------       -----   -----------
                                                                          -----------       -----   -----------

                                                                           INTEREST      FOREIGN       TOTAL
                                                                             RATE       CURRENCY     NOTIONAL
1995                                                                       SWAPS(H)     SWAPS(F)      AMOUNT
------------------------------------------------------------------------  -----------  -----------  -----------
Asset-backed securities (excluding inverse floaters and anticipatory)...   $     290    $      --    $   3,863
Inverse floaters(a).....................................................         681           --        1,601
Anticipatory(g).........................................................          25           --          238
Other bonds and notes...................................................         757          187        1,365
Short-term investments..................................................          --           --           --
                                                                          -----------       -----   -----------
    Total fixed maturities..............................................       1,753          187        7,067
Equity securities, policy loans and other investments...................          18           --           18
                                                                          -----------       -----   -----------
    Total investments...................................................   $   1,771    $     187    $   7,085
                                                                          -----------       -----   -----------
                                                                          -----------       -----   -----------
    Total derivatives-fair value(b).....................................   $    (108)   $     (24)   $    (118)
                                                                          -----------       -----   -----------
                                                                          -----------       -----   -----------


------------------------

(a) Inverse floaters are variations of collateralized mortgage obligations ("CMOs") for which the coupon rates move inversely with an index rate such as LIBOR. The risk to principal is considered negligible as the underlying collateral for the securities is guaranteed or sponsored by government agencies. To address the volatility risk created by the coupon variability, the Company uses a variety of derivative instruments, primarily interest rate swaps and purchased caps and floors.


(b) The fair value of derivative instruments including swaps, caps, floors, futures, options and forward commitments, was determined using a pricing model which is validated through quarterly comparison to dealer quoted market prices, for 1996 and dealer quoted prices for 1995.


(c) The 1996 data includes issued caps of $433 with a weighted average strike rate of 8.21% (ranging from 7.0% to 9.5%) and over 93% maturing in 2000 through 2005. In addition, issued floors totaled $590, had a weighted average strike rate of 5.17% (ranging from 5.00% to 7.85%) with all of them maturing by the end of 2005. The 1995 data includes issued caps of $475 with a weighted average strike rate of 8.5% (ranging from 7.0% to 10.4%) and over 85% maturing in 2000 through 2004. In addition, issued floors totaled $236, had a weighted average strike rate of 8.1% (ranging from 5.3% to 10.9%) and mature through 2007, with 76% maturing by 2004.


(d) The 1996 data includes purchased floors of $2.4 billion and purchased caps of $1.3 billion. The floors had a weighted average strike rate of 5.84% (ranging from 3.70% to 7.85%) and over 87% mature in 1997 through 1999. The options mature in 1997. The caps had a weighted average strike rate of 7.59% (ranging from 4.40% to 10.125%) and over 76% mature in 1997 through 2001. The 1995 data includes purchased floors of $1.8 billion and purchased caps of $1.7 billion. The floors had a weighted average strike price of 5.8% (ranging from 3.7% to 6.8%) and over 85% mature in 1997 through 1999. The caps had a weighted average strike price of 7.5% (ranging from 4.5% and 10.1%) and over 82% mature in 1997 through 1999.

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
--------------------------------------------------------------------------------


(e) As of December 31, 1996 and 1995, over 39% and 95%, respectively, of the notional futures contracts, expire within one year.


(f) As of December 31, 1996 and 1995, over 42% and 25%, respectively, of the Company's foreign currency swaps, expire within one year; the balance mature over the succeeding 4 to 5 years.


(g) Deferred gains and losses on anticipatory transactions are included in the carrying value of bond investments in the Consolidated Balance Sheets. At the time of the ultimate purchase, they are reflected as a basis adjustment to the purchased asset. At December 31, 1996, the Company had $1 million in net deferred gains for futures, interest rate swaps and purchased options. The Company expects to basis adjust $1 million of the deferred gains in 1997. At December 31, 1995, the Company had $5.3 million in net deferred gains for futures, interest rate swaps and purchased options.


(h) The following table summarizes the maturities by notional value of interest rate swaps outstanding at December 31, 1996 and 1995, and the related weighted average interest pay rate or receive rate. The variable rates represent spot rates (primarily 90 day LIBOR), as of December 31, 1996 and 1995. Such variable rates have been calculated assuming that the spot rates remain unchanged throughout the life of the interest rate swaps.


1996                                                             1997         1998         1999         2000         2001
------------------------------------------------------------  -----------  -----------  -----------  -----------  -----------
  PAY FIXED/RECEIVE VARIABLE
    Notional Value                                                   $--         $50          $125          $35         $125
    Weighted Average Pay Rate                                         --          5.7 %        5.9 %        5.5 %        5.5%
    Weighted Average Receive Rate                                     --          3.2 %         --          6.5 %        6.4%
  PAY VARIABLE/RECEIVE FIXED
    Notional Value                                                   $86          $25         $486          $74         $582
    Weighted Average Pay Rate                                        7.5 %         --          6.4 %        6.7 %        7.0%
    Weighted Average Receive Rate                                    5.6 %         --          5.6 %        5.7 %        6.2%
  PAY VARIABLE/RECEIVE DIFFERENT VARIABLE
    Notional Value                                                   $19          $15          $--         $200          $--
    Weighted Average Pay Rate                                        5.9 %        5.7 %         --          6.4 %         --
    Weighted Average Receive Rate                                    3.7 %        5.5 %         --          5.0 %         --
    Total Interest Rate Swaps                                       $105          $90         $611         $309         $707
    Total Weighted Average Pay Rate                                  7.2 %        5.7 %        6.3 %        6.4 %        6.7%
    Total Weighted Average Receive Rate                              5.2 %        3.8 %        4.3 %        5.4 %        6.3%


1995                                                             1996         1997         1998         1999         2000
------------------------------------------------------------  -----------  -----------  -----------  -----------  -----------
  PAY FIXED/RECEIVE VARIABLE
    Notional Value                                                  $15           $50          $--         $453          $31
    Weighted Average Pay Rate                                        5.0 %        7.2 %         --          8.1 %        7.1%
    Weighted Average Receive Rate                                    5.8 %        5.9 %         --          5.8 %        5.7%
  PAY VARIABLE/RECEIVE FIXED
    Notional Value                                                  $100          $68          $25          $25          $35
    Weighted Average Pay Rate                                        5.9 %        8.6 %        5.9 %         --          5.9%
    Weighted Average Receive Rate                                    2.4 %        7.9 %        4.0 %         --          6.5%
  PAY VARIABLE/RECEIVE DIFFERENT VARIABLE
    Notional Value                                                   $50          $18          $36          $12         $200
    Weighted Average Pay Rate                                        5.8 %         --          3.7 %        3.5 %        4.5%
    Weighted Average Receive Rate                                    5.4 %         --          5.6 %        5.2 %        6.8%
    Total Interest Rate Swaps                                       $165         $136          $61         $490         $266
    Total Weighted Average Pay Rate                                  5.8 %        7.8 %        4.6 %        7.6 %        5.0%
    Total Weighted Average Receive Rate                              3.6 %        7.2 %        4.9 %        5.4 %        6.6%

                                                                                            LATEST
1996                                                           THEREAFTER       TOTAL      MATURITY
------------------------------------------------------------  -------------  -----------  -----------
  PAY FIXED/RECEIVE VARIABLE
    Notional Value                                                   $170          $505         2003
    Weighted Average Pay Rate                                         5.7  %        5.7 %
    Weighted Average Receive Rate                                     6.9  %        4.7 %
  PAY VARIABLE/RECEIVE FIXED
    Notional Value                                                   $349        $1,602         2007
    Weighted Average Pay Rate                                         6.9  %        6.8 %
    Weighted Average Receive Rate                                     5.9  %        5.9 %
  PAY VARIABLE/RECEIVE DIFFERENT VARIABLE
    Notional Value                                                    $44          $278         2003
    Weighted Average Pay Rate                                        12.9  %        7.4 %
    Weighted Average Receive Rate                                     6.4  %        5.2 %
    Total Interest Rate Swaps                                        $563        $2,385         2007
    Total Weighted Average Pay Rate                                   7.0  %        6.6 %
    Total Weighted Average Receive Rate                               6.3  %        5.5 %
                                                                                            LATEST
1995                                                           THEREAFTER       TOTAL      MATURITY
------------------------------------------------------------  -------------  -----------  -----------
  PAY FIXED/RECEIVE VARIABLE
    Notional Value                                                   $229          $778         2004
    Weighted Average Pay Rate                                         7.8  %        7.8 %
    Weighted Average Receive Rate                                     5.9  %        5.9 %
  PAY VARIABLE/RECEIVE FIXED
    Notional Value                                                   $190          $443         2007
    Weighted Average Pay Rate                                         5.4  %        5.4 %
    Weighted Average Receive Rate                                     6.9  %        6.9 %
  PAY VARIABLE/RECEIVE DIFFERENT VARIABLE
    Notional Value                                                   $234          $550         2004
    Weighted Average Pay Rate                                        16.3  %        5.7 %
    Weighted Average Receive Rate                                     5.9  %        6.4 %
    Total Interest Rate Swaps                                        $653        $1,771         2007
    Total Weighted Average Pay Rate                                   7.3  %        6.9 %
    Total Weighted Average Receive Rate                               6.3  %        5.8 %



    In addition, interest rate sensitivity related to certain Company insurance liabilities was altered primarily through interest rate swap agreements. The notional amount of the liability agreements in which the Company generally pays one variable rate in exchange for another was $2.4 billion and $1.7 billion at December 31, 1996 and 1995, respectively. As of December 31, 1996, the weighted average pay rate was 5.6% and the weighted average receive rate was 6.5%. These agreements mature at various times through 2001.

                                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
--------------------------------------------------------------------------------


    A reconciliation between notional amounts at December 31, 1995 and 1996 by derivative type and strategy is as follows:


                                                                                        BY DERIVATIVE TYPE
                                                                           ---------------------------------------------
                                                                               12/31/95                     MATURITIES/
                                                                            NOTIONAL AMOUNT    ADDITIONS   TERMINATIONS
                                                                           -----------------  -----------  -------------
Caps.....................................................................      $   2,184       $   1,286     $   1,715
Floors...................................................................          2,180           2,053         1,065
Options..................................................................             --              10            --
Swaps/Forwards...........................................................          3,566           3,989         2,694
Futures..................................................................            863           2,092         2,818
                                                                                  ------      -----------       ------
    Total................................................................      $   8,793       $   9,430     $   8,292
                                                                                  ------      -----------       ------
                                                                                  ------      -----------       ------


                                                                                            BY STRATEGY
                                                                           ---------------------------------------------
                                                                               12/31/95                     MATURITIES/
                                                                            NOTIONAL AMOUNT    ADDITIONS   TERMINATIONS
                                                                           -----------------  -----------  -------------
Liability................................................................      $   1,708       $   1,940     $   1,137
Anticipatory.............................................................            238             516           622
Asset....................................................................          2,984           1,265         2,137
Portfolio................................................................          3,863           5,709         4,396
                                                                                  ------      -----------       ------
    Total................................................................      $   8,793       $   9,430     $   8,292
                                                                                  ------      -----------       ------
                                                                                  ------      -----------       ------


                                                                               12/31/96
                                                                            NOTIONAL AMOUNT
                                                                           -----------------
Caps.....................................................................      $   1,755
Floors...................................................................          3,168
Options..................................................................             10
Swaps/Forwards...........................................................          4,861
Futures..................................................................            137
                                                                                  ------
    Total................................................................      $   9,931
                                                                                  ------
                                                                                  ------

                                                                               12/31/96
                                                                            NOTIONAL AMOUNT
                                                                           -----------------
Liability................................................................      $   2,511
Anticipatory.............................................................            132
Asset....................................................................          2,112
Portfolio................................................................          5,176
                                                                                  ------
    Total................................................................      $   9,931
                                                                                  ------
                                                                                  ------



(H) FAIR VALUE OF FINANCIAL INSTRUMENTS



                                                                                  AS OF DECEMBER 31,    AS OF DECEMBER 31,
                                                                                         1996                  1995
                                                                                 --------------------  --------------------
                                                                                 CARRYING     FAIR     CARRYING     FAIR
                                                                                  AMOUNT      VALUE     AMOUNT      VALUE
                                                                                 ---------  ---------  ---------  ---------
ASSETS
  Fixed maturities.............................................................  $  13,624  $  13,624  $  14,400  $  14,400
  Equity securities............................................................        119        119         63         63
  Policy loans.................................................................      3,836      3,836      3,381      3,381
  Mortgage loans...............................................................          2          2        265        265
  Investments in partnerships and trust........................................         48         48         94         97
  Other........................................................................          6         56         62         62
LIABILITIES
  Other policy benefits........................................................  $  11,707  $  11,469  $  12,727  $  12,767



    The following methods and assumptions were used to estimate the fair value of each class of financial instrument: fair value for fixed maturities and equity securities approximate those quotations published by applicable stock exchanges or received from other reliable sources; policy and mortgage loan carrying amounts approximate fair value; investments in partnerships and trusts are based on external market valuations from partnership and trust managements; fair value of derivative instruments, including swaps, caps, floors, futures, and forward commitments, is determined by using a pricing model which is validated through quarterly comparison to dealer quoted market prices; and other policy benefits payable for investment type contracts are determined by estimating future cash flows discounted at the year end market rate.



---------------------------------------------------

 4. INCOME TAX


    Hartford Life and The Hartford have entered into a tax sharing agreement under which each member, including the Company, in the consolidated U.S. federal income tax return will make payments between them such that, with respect to any period, the amount of taxes to be paid by Hartford Life for the Company, subject to certain adjustments, generally will be determined as though the Company were to file separate federal, state and local income tax returns.



    As long as The Hartford continues to beneficially own, directly or indirectly, at least 80% of the combined voting power and 80% of the value of the outstanding capital stock of Hartford Life, the Company will be included for federal income tax purposes in the consolidated group of which The Hartford is the common parent. It is the current intention of The Hartford and its subsidiaries to continue to file a consolidated federal income tax return. The Company will continue to remit to (receive from) The Hartford a current income tax provision (benefit) computed in accordance with such tax sharing agreement. The Company's effective tax rate was 35%, 32% and 32% in 1996, 1995 and 1994, respectively.

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
--------------------------------------------------------------------------------


    Income tax expense was as follows:



                                        FOR THE YEARS ENDED DECEMBER
                                                     31,
                                       -------------------------------
                                         1996       1995       1994
                                       ---------  ---------  ---------
 Current.............................  $     122  $     211  $     185
  Deferred...........................       (102)      (149)      (120)
                                       ---------  ---------  ---------
    Total............................  $      20  $      62  $      65
                                       ---------  ---------  ---------
                                       ---------  ---------  ---------



    A reconciliation of the tax provision at the U.S. federal statutory rate to the provision for income taxes was as follows:



                                        FOR THE YEARS ENDED DECEMBER
                                                     31,
                                       -------------------------------
                                         1996       1995       1994
                                       ---------  ---------  ---------
 Tax provision at U.S. statutory
  rate...............................  $      20  $      67  $      71
  Tax-exempt income..................         --         (3)        (3)
  Foreign tax credit.................         --         (4)        (1)
  Other..............................         --          2         (2)
                                       ---------  ---------  ---------
    Total............................  $      20  $      62  $      65
                                       ---------  ---------  ---------
                                       ---------  ---------  ---------



    Income taxes paid were $189, $162 and $244 in 1996, 1995 and 1994, respectively. The current tax refund due from The Hartford to the Company was $72 and $8 as of December 31, 1996 and 1995, respectively.



    Deferred tax assets (liabilities) included the following:



                                                       AS OF
                                                    DECEMBER 31,
                                                --------------------
                                                  1996       1995
                                                ---------  ---------
Tax return deferred acquisition costs.........  $     514  $     410
Financial statement deferred acquisition costs
 and reserves.................................       (242)       138
Employee benefits.............................          8          8
Unrealized (gain) loss on investments.........        (16)        32
Investments and other.........................        210       (168)
                                                ---------  ---------
    Total.....................................  $     474  $     420
                                                ---------  ---------
                                                ---------  ---------



    Prior to the Tax Reform Act of 1984, the Life Insurance Company Income Tax Act of 1959 permitted the deferral from taxation of a portion of statutory income under certain circumstances. In such circumstances, the deferred income was accumulated in a "Policyholders' Surplus Account" and will be taxable in the future only under conditions which management considers to be remote; therefore, no Federal income taxes have been provided on this deferred income. The balance for tax return purposes of the Policyholders' Surplus Account as of December 31, 1996 was $37.



---------------------------------------------------

 5. REINSURANCE


    The Company cedes insurance to non-affiliated insurers in order to limit its maximum loss. Such transfer does not relieve the Company of its primary liability. The Company also assumes insurance from other insurers.



    Life insurance net retained premiums were comprised of the following:



                                         YEAR ENDED DECEMBER 31,
                                     -------------------------------
                                       1996       1995       1994
                                     ---------  ---------  ---------
Gross premiums.....................  $   1,834  $   1,545  $   1,316
Insurance assumed..................        173        591        299
Insurance ceded....................       (302)      (649)      (515)
                                     ---------  ---------  ---------
    Total..........................  $   1,705  $   1,487  $   1,100
                                     ---------  ---------  ---------
                                     ---------  ---------  ---------



    Life reinsurance recoveries, which reduced death and other benefits, for the years ended December 31, 1996, 1995 and 1994 approximated $140, $220 and $164, respectively.



    In December 1994, the Company ceded to a third party $1.0 billion in individual fixed and variable annuities on a modified coinsurance basis. In December 1995, the Company ceded approximately $1.2 billion in individual variable annuities on a modified coinsurance basis to a third party. These transactions did not have a material impact on consolidated net income.



    In May 1994, the Company assumed the life insurance policies and the individual annuities of Pacific Standard with reserves and account values of approximately $434 million. The Company received cash and investment grade assets to support the life insurance and individual annuity contract obligations assumed.



---------------------------------------------------

 6.PENSION PLANS AND OTHER POSTRETIREMENT
   BENEFITS


    The Company's employees are included in Hartford Fire's noncontributory defined benefit pension plans. These plans provide pension benefits that are based on years of service and the employee's compensation during the last ten years of employment. The Company's funding policy is to contribute annually an amount between the minimum funding requirements set forth in the Employee Retirement Income Security Act of 1974, as amended, and the maximum amount that can be deducted for Federal income tax purposes. Generally, pension costs are funded through the purchase of the Company's group pension contracts. The cost to the Company was approximately $5, $2 and $2 in 1996, 1995 and 1994, respectively.



    The Company also provides, through Hartford Fire, certain health care and life insurance benefits for eligible retired employees. A substantial portion of the Company's employees may become eligible for these benefits upon retirement. The Company's contribution for health care benefits will depend on the retiree's date of retirement and years of service. In addition, the plan has a defined dollar cap which limits average Company contributions. The Company has prefunded a portion of the health care and life insurance obligations through trust funds where such prefunding can be accomplished on a tax effective basis.

                                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
--------------------------------------------------------------------------------


Postretirement health care and life insurance benefits expense, allocated by The Hartford, was immaterial for 1996, 1995 and 1994, respectively.



    The assumed rate of future increases in the per capita cost of health care (the health care trend rate) was 9.3% for 1996, decreasing ratably to 6.0% in the year 2001. Increasing the health care trend rates by one percent per year would have an immaterial impact on the accumulated postretirement benefit obligation and the annual expense. To the extent that the actual experience differs from the inherent assumptions, the effect will be amortized over the average future service of the covered employees.



---------------------------------------------------

 7. BUSINESS SEGMENT INFORMATION


    The Company sells financial products such as fixed and variable annuities, retirement plan services, and life insurance on both an individual and a group basis. The Company divides its core businesses into three segments: Investment Products, Individual Life Insurance and Employee Benefits. In addition, the Company also maintains a corporate operation and also classifies certain of its business as Runoff operations. The Investment Products segment offers individual variable annuities and fixed market value adjusted annuities, deferred compensation and retirement plan services, mutual funds, investment management services and other financial products. The Individual Life Insurance segment sells a variety of individual life insurance products, including variable life, universal life, and interest-sensitive whole life policies. The Employee Benefits segment sells corporate owned life insurance. Through its corporate operation, the Company reports net investment income on assets representing surplus not assigned to any of its business segments and certain other revenues and expenses not specifically allocable to any of its business segments. The Company's Runoff operations are comprised of Closed Book GRC. With the exception of Closed Book GRC, net realized capital gains and losses are recognized in the period of realization but are allocated to the segments utilizing durations of the segment portfolios.


                                          YEAR ENDED DECEMBER 31,
                                      -------------------------------
                                        1996       1995       1994
                                      ---------  ---------  ---------
REVENUES
  Investment Products...............  $   1,013  $     759  $     594
  Individual Life Insurance.........        440        383        375
  Employee Benefits.................      1,366      1,273        919
  Corporate Operations..............         81         52         30
  Runoff Operations.................        (11)       337        481
                                      ---------  ---------  ---------
    Total Revenues..................  $   2,889  $   2,804  $   2,399
                                      ---------  ---------  ---------
                                      ---------  ---------  ---------


                                          YEAR ENDED DECEMBER 31,
                                      -------------------------------
                                        1996       1995       1994
                                      ---------  ---------  ---------
INCOME BEFORE INCOME TAX EXPENSE
  Investment Products...............  $     230  $     172  $     127
  Individual Life Insurance.........         68         56         39
  Employee Benefits.................         43         37         27
  Corporate Operations..............         65         16          8
  Runoff Operations.................       (348)       (90)         2
                                      ---------  ---------  ---------
    Income Before Income Tax
     Expense........................  $      58  $     191  $     203
                                      ---------  ---------  ---------
                                      ---------  ---------  ---------

                                          YEAR ENDED DECEMBER 31,
                                      -------------------------------
                                        1996       1995       1994
                                      ---------  ---------  ---------
ASSETS
  Investment Products...............  $  53,743  $  40,624  $  29,115
  Individual Life Insurance.........      3,753      3,173      2,808
  Employee Benefits.................     14,515     13,494      7,847
  Corporate Operations..............      1,891      1,729        822
  Runoff Operations.................      3,667      5,177      7,257
                                      ---------  ---------  ---------
    Total Assets....................  $  77,569  $  64,197  $  47,849
                                      ---------  ---------  ---------
                                      ---------  ---------  ---------



---------------------------------------------------

 8. STATUTORY NET INCOME AND SURPLUS


    A significant percentage of the consolidated statutory surplus is permanently reinvested or is subject to various state regulatory restrictions which limit the payment of dividends without prior approval. The total amount of statutory dividends which may be paid by the insurance subsidiaries of the Company in 1997, without prior approval, is estimated to be $121 million. Statutory net income and surplus as of and for the years ended December 31 were:



                              1996       1995       1994
                            ---------  ---------  ---------
Statutory net income......  $     144  $     112  $      58
Statutory surplus.........  $   1,207  $   1,125  $     941



    The insurance subsidiaries of the Company prepare their statutory financial statements in accordance with accounting practices prescribed by the State of Connecticut Insurance Department. Prescribed statutory accounting practices include publications of the National Association of Insurance Commissioners ("NAIC"), as well as state laws, regulations, and general administrative rules.



---------------------------------------------------

 9. SEPARATE ACCOUNTS


    The Company maintained separate account assets and liabilities totaling $49.7 billion and $36.3 billion at December 31, 1996 and 1995, respectively, which are reported at fair value. Separate account assets are segregated from other investments, and investment income and gains and losses accrue directly to the policyholder. Separate accounts reflect two categories of risk assumption: non-guaranteed separate accounts totaling $39.4 billion and $25.9 billion at December 31, 1996 and 1995, respectively, wherein the policyholder assumes the investment risk, and

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
--------------------------------------------------------------------------------


guaranteed separate account assets totaling $10.3 billion at December 31, 1996 and 1995, wherein the Company contractually guarantees either a minimum return or account value to the policyholder. Included in the non-guaranteed category are policy loans totaling $2.0 billion and $1.7 billion at December 31, 1996 and 1995, respectively. Investment income (including investment gains and losses) and interest credited to policyholders on separate account assets are not reflected in the Consolidated Statements of Income. Separate account management fees, net of minimum guarantees, were $538, $387 and $256 in 1996, 1995 and 1994, respectively.



    The guaranteed separate accounts include modified guaranteed individual annuity and modified guaranteed life insurance. The average credited interest rate on these contracts was 6.53% at December 31, 1996. The assets that support these liabilities were comprised of $10.2 billion in fixed maturities at December 31, 1996. The portfolios are segregated from other investments and are managed so as to minimize liquidity and interest rate risk. To minimize the risk of disintermediation associated with early withdrawals, individual annuity and modified guaranteed life insurance contracts carry a graded surrender charge as well as a market value adjustment. Additional investment risk is hedged using a variety of derivatives which totaled $0.1 billion in carrying value and $2.4 billion in notional amounts at December 31, 1996.



---------------------------------------------------

 10. COMMITMENTS AND CONTINGENCIES


    Under insurance guaranty fund laws existing in each state, the District of Columbia and Puerto Rico, insurers licensed to do business can be assessed by state insurance guaranty associations for certain obligations of insolvent insurance companies to policyholders and claimants. Recent regulatory actions against certain large life insurers encountering financial difficulty have prompted various state insurance guaranty associations to begin assessing life insurance companies for the deemed losses. Most of these laws do provide, however, that an assessment may be excused or deferred if it would threaten an insurer's solvency and further provide annual limits on such assessments. A large part of the assessments paid by the Company's insurance subsidiaries pursuant to these laws may be used as credits for a portion of the Company's insurance subsidiaries' premium taxes. The Company paid guaranty fund assessments of approximately $11, $10 and $8 in 1996, 1995 and 1994, respectively, of which $5, $6 and $4 were estimated to be creditable against premium taxes.



    The Company is a defendant in various lawsuits arising in the ordinary course of business. In the opinion of management, the resolution of these matters is not expected to have a material adverse effect on the Company's business, financial position, or results of operations.



    The rent paid to Hartford Fire for the space occupied by the Company was $3 in 1996, 1995, and 1994. The Company expects to pay annual rent of $7 in 1997, 1998, and 1999, respectively, $12 in 2000 and 2001, and $96 thereafter, over the remaining term of the sublease, which expires on December 31, 2009. Rental expense is recognized on a level basis over the term of the sublease and amounted to approximately $8 in 1996, 1995 and 1994.



---------------------------------------------------

 11. SUBSEQUENT EVENTS


    On February 10, 1997, Hartford Life filed a registration statement with the Securities and Exchange Commission relating to the U.S. and international offerings of shares of Class A common stock (the "Equity Offerings") representing up to 20% ownership of Hartford Life. After completion of the Equity Offerings, The Hartford would own all of the shares of Class B Common Stock (after reclassification of Hartford Life's common stock into Class B Common Stock prior to March 31, 1997). Hartford Life intends to use the estimated net proceeds of the Equity Offerings to make a capital contribution to its insurance subsidiaries, to reduce its third-party indebtedness and for other general corporate purposes.



    The Hartford has advised the Company that its current intent is to continue to beneficially own at least 80% of Hartford Life, but it is under no contractual obligation to do so, except for a limited period. Provided that The Hartford continues to beneficially own at least 80% of the combined voting power or the value of the outstanding capital stock of Hartford Life, Hartford Life will be included for federal income tax purposes in the controlled group of which The Hartford is the common parent. Each member of a controlled group is jointly and severally liable for pension funding and pension termination liabilities of each other member of the controlled group, as well as certain benefit plan taxes. Accordingly, the Company could be liable for pension funding, pension termination liabilities and certain other pension related excise taxes as well as other taxes of another member of The Hartford controlled group in the event any such liability is incurred, and not discharged, by such other member.



    In connection with the proposed Equity Offerings, Hartford Life plans to enter into formal agreements, including a master intercompany agreement, investment management agreements and a new tax sharing agreement, with The Hartford covering such matters as corporate services, approval of certain corporate activities, registration rights, owned and leased space, allocation of expenses, taxes and liabilities, investment advisory services, use of trademarks and certain other corporate matters. As part of the master intercompany agreement, Hartford Life would agree to remit to The Hartford 30% of any shared liabilities for which The Hartford is responsible in respect of the ITT Spin-off, 30% of any taxes which may be assessed to The

                                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
--------------------------------------------------------------------------------


Hartford relating to the ITT Spin-off and will indemnify The Hartford for certain other tax liabilities. As of December 31, 1996 there was no known liability associated with the ITT Spin-off. Such agreements are meant to maintain the relationship between Hartford Life and The Hartford in a manner consistent in all material respects with past practice. As a result, management believes these agreements should not have a material impact on the results of operations of the Company.



    In addition, under insurance company holding laws, agreements between Hartford Life's insurance subsidiaries and The Hartford must be fair and reasonable and may be subject to the approval of applicable insurance commissioners. The agreements will be intended to maintain the relationship between Hartford Life and The Hartford in a manner generally consistent with past practices. However, none of these arrangements will result from arm's-length negotiations and, therefore, the prices charged to Hartford Life and its subsidiaries for services provided under these arrangements may be higher or lower than prices that may be charged by third parties.

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
  SCHEDULE I -- SUMMARY OF INVESTMENTS (OTHER THAN INVESTMENTS IN AFFILIATES)
                            AS OF DECEMBER 31, 1996
                                 (IN MILLIONS)

                                                                                                               ESTIMATED
                                                                                                                 FAIR
TYPE OF INVESTMENT                                                                                   COST        VALUE
-------------------------------------------------------------------------------------------------  ---------  -----------
Fixed Maturities
Bonds and Notes
  U.S. Government and government agencies and authorities
   (guaranteed sponsored)........................................................................  $     166   $     175
  U.S. Government and government agencies and authorities
   (guaranteed sponsored)--asset-backed..........................................................      1,970       2,003
States, municipalities and political subdivisions................................................        373         368
International governments........................................................................        281         289
Public utilities.................................................................................        877         881
All other corporate including international......................................................      4,656       4,669
All other corporate--asset-backed................................................................      3,601       3,591
Short-term investments...........................................................................      1,655       1,648
                                                                                                   ---------  -----------
Total Fixed Maturities...........................................................................  $  13,579   $  13,624
Equity Securities
Common Stocks--industrial, miscellaneous, and all other..........................................        110         119
Total Fixed Maturities and Equity Securities.....................................................  $  13,689   $  13,743
Other Investments
Policy Loans.....................................................................................      3,836       3,836
Mortgage Loans...................................................................................          2           2
Investments in partnerships and trusts...........................................................         48          48
Futures, options, and miscellaneous..............................................................          6          56
Total Other Investments..........................................................................      3,892       3,942
                                                                                                   ---------  -----------
Total Investments................................................................................  $  17,581   $  17,685
                                                                                                   ---------  -----------
                                                                                                   ---------  -----------

                                                                                                     AMOUNT AT
                                                                                                    WHICH SHOWN
                                                                                                        ON
TYPE OF INVESTMENT                                                                                 BALANCE SHEET
-------------------------------------------------------------------------------------------------  -------------
Fixed Maturities
Bonds and Notes
  U.S. Government and government agencies and authorities
   (guaranteed sponsored)........................................................................   $       175
  U.S. Government and government agencies and authorities
   (guaranteed sponsored)--asset-backed..........................................................         2,003
States, municipalities and political subdivisions................................................           368
International governments........................................................................           289
Public utilities.................................................................................           881
All other corporate including international......................................................         4,669
All other corporate--asset-backed................................................................         3,591
Short-term investments...........................................................................         1,648
                                                                                                   -------------
Total Fixed Maturities...........................................................................   $    13,624
Equity Securities
Common Stocks--industrial, miscellaneous, and all other..........................................           119
Total Fixed Maturities and Equity Securities.....................................................   $    13,743
Other Investments
Policy Loans.....................................................................................         3,836
Mortgage Loans...................................................................................             2
Investments in partnerships and trusts...........................................................            48
Futures, options, and miscellaneous..............................................................             6
Total Other Investments..........................................................................         3,892
                                                                                                   -------------
Total Investments................................................................................   $    17,635
                                                                                                   -------------
                                                                                                   -------------



    Note: The fair values for short-term investments approximate cost.

                                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
              SCHEDULE III -- SUPPLEMENTARY INSURANCE INFORMATION
              FOR THE YEARS ENDED DECEMBER 31, 1996, 1995 AND 1994
                                 (IN MILLIONS)

                                                                                        FUTURE POLICY
                                                                                      BENEFITS, UNPAID     OTHER POLICY
                                                                                         CLAIMS AND         CLAIMS AND
                                                                   DEFERRED POLICY    CLAIM ADJUSTMENT       BENEFITS
SEGMENT                                                           ACQUISITION COSTS       EXPENSES            PAYABLE
----------------------------------------------------------------  -----------------  -------------------  ---------------
1996
Investment Products.............................................      $   2,030           $   1,554          $   6,599
Individual Life Insurance.......................................            730                 346              2,160
Employee Benefits...............................................             --                 381              9,834
Corporate Operations............................................             --                  --                 --
Runoff Operations...............................................             --                  --              3,541
                                                                         ------              ------            -------
Consolidated Operations.........................................      $   2,760           $   2,281          $  22,134
                                                                         ------              ------            -------
                                                                         ------              ------            -------

1995
Investment Products.............................................      $   1,561           $   1,314          $   6,204
Individual Life Insurance.......................................            615                 706              1,932
Employee Benefits...............................................             12                 325              9,285
Corporate Operations............................................             --                  --                 --
Runoff Operations...............................................             --                  28              5,177
                                                                         ------              ------            -------
Consolidated Operations.........................................      $   2,188           $   2,373          $  22,598
                                                                         ------              ------            -------
                                                                         ------              ------            -------

1994
Investment Products.............................................      $   1,244           $     895          $   4,617
Individual Life Insurance.......................................            565                 582              2,543
Employee Benefits...............................................             --                 369              6,911
Corporate Operations............................................             --                  --                 --
Runoff Operations...............................................             --                  44              7,257
                                                                         ------              ------            -------
Consolidated Operations.........................................      $   1,809           $   1,890          $  21,328
                                                                         ------              ------            -------
                                                                         ------              ------            -------


                                                                                      BENEFITS CLAIMS,    AMORTIZATION OF
                                                                    NET REALIZED          AND CLAIM       DEFERRED POLICY
                                                                  CAPITAL (LOSSES)       ADJUSTMENT         ACQUISITION
SEGMENT                                                                 GAINS             EXPENSES             COSTS
----------------------------------------------------------------  -----------------  -------------------  ---------------
1996
Investment Products.............................................      $      --           $     451          $     175
Individual Life Insurance.......................................             --                 245                 59
Employee Benefits...............................................             --                 546                 --
Corporate Operations............................................              6                  --                 --
Runoff Operations...............................................           (219)                293                 --
                                                                         ------              ------            -------
Consolidated Operations.........................................      $    (213)          $   1,535          $     234
                                                                         ------              ------            -------
                                                                         ------              ------            -------

1995
Investment Products.............................................      $      --           $     349          $     117
Individual Life Insurance.......................................             --                 127                 70
Employee Benefits...............................................             --                 496                 --
Corporate Operations............................................            (11)                 33                 --
Runoff Operations...............................................             --                 417                 12
                                                                         ------              ------            -------
Consolidated Operations.........................................      $     (11)          $   1,422          $     199
                                                                         ------              ------            -------
                                                                         ------              ------            -------

1994
Investment Products.............................................      $      --           $     383          $      90
Individual Life Insurance.......................................             --                 179                 51
Employee Benefits...............................................             --                 376                 --
Corporate Operations............................................              7                  --                 --
Runoff Operations...............................................             --                 467                  4
                                                                         ------              ------            -------
Consolidated Operations.........................................      $       7           $   1,405          $     145
                                                                         ------              ------            -------
                                                                         ------              ------            -------


                                                                   PREMIUMS AND        NET
                                                                       OTHER       INVESTMENT
SEGMENT                                                           CONSIDERATIONS     INCOME
----------------------------------------------------------------  ---------------  -----------
1996
Investment Products.............................................     $     536      $     477
Individual Life Insurance.......................................           287            153
Employee Benefits...............................................           881            485
Corporate Operations............................................            --             75
Runoff Operations...............................................             1            207
                                                                        ------     -----------
Consolidated Operations.........................................     $   1,705      $   1,397
                                                                        ------     -----------
                                                                        ------     -----------
1995
Investment Products.............................................     $     319      $     436
Individual Life Insurance.......................................           246            137
Employee Benefits...............................................           922            351
Corporate Operations............................................            --             67
Runoff Operations...............................................            --            337
                                                                        ------     -----------
Consolidated Operations.........................................     $   1,487      $   1,328
                                                                        ------     -----------
                                                                        ------     -----------
1994
Investment Products.............................................     $     263      $     330
Individual Life Insurance.......................................           268            108
Employee Benefits...............................................           569            350
Corporate Operations............................................            --             23
Runoff Operations...............................................            --            481
                                                                        ------     -----------
Consolidated Operations.........................................     $   1,100      $   1,292
                                                                        ------     -----------
                                                                        ------     -----------

                                                                   DIVIDENDS TO       OTHER
SEGMENT                                                            POLICYHOLDERS    EXPENSES
----------------------------------------------------------------  ---------------  -----------
1996
Investment Products.............................................     $      --      $     156
Individual Life Insurance.......................................            --             68
Employee Benefits...............................................           635            143
Corporate Operations............................................            --             16
Runoff Operations...............................................            --             44
                                                                        ------     -----------
Consolidated Operations.........................................     $     635      $     427
                                                                        ------     -----------
                                                                        ------     -----------
1995
Investment Products.............................................     $      --      $     115
Individual Life Insurance.......................................            --             55
Employee Benefits...............................................           675            138
Corporate Operations............................................            --             11
Runoff Operations...............................................            --             (2)
                                                                        ------     -----------
Consolidated Operations.........................................     $     675      $     317
                                                                        ------     -----------
                                                                        ------     -----------
1994
Investment Products.............................................     $      --      $     (31)
Individual Life Insurance.......................................            --            107
Employee Benefits...............................................           419            100
Corporate Operations............................................            --             43
Runoff Operations...............................................            --              8
                                                                        ------     -----------
Consolidated Operations.........................................     $     419      $     227
                                                                        ------     -----------
                                                                        ------     -----------

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
                           SCHEDULE IV -- REINSURANCE
                                 (IN MILLIONS)

                                                          GROSS         CEDED TO        ASSUMED FROM       NET
                                                          AMOUNT    OTHER COMPANIES   OTHER COMPANIES     AMOUNT
                                                        ----------  ----------------  ----------------  ----------
Year Ended December 31, 1996
Life Insurance in Force...............................  $  177,094    $    106,146       $   31,957     $  102,905
                                                        ----------        --------          -------     ----------
Insurance Revenues
  Life Insurance and Annuities........................  $    1,801    $        298       $      169     $    1,672
  Accident and Health Insurance.......................          33               4                4             33
                                                        ----------        --------          -------     ----------
Total.................................................  $    1,834    $        302       $      173     $    1,705
                                                        ----------        --------          -------     ----------
                                                        ----------        --------          -------     ----------
For the Year Ended December 31, 1995
Life Insurance in Force...............................  $  182,716    $    112,774       $   26,996     $   96,938
                                                        ----------        --------          -------     ----------
Insurance Revenues
  Life Insurance and Annuities........................  $    1,232    $        325       $      574     $    1,481
  Accident and Health Insurance.......................         313             324               17              6
                                                        ----------        --------          -------     ----------
Total.................................................  $    1,545    $        649       $      591     $    1,487
                                                        ----------        --------          -------     ----------
                                                        ----------        --------          -------     ----------
For the Year Ended December 31, 1994
Life Insurance in Force...............................  $  136,929    $     87,553       $   35,016     $   84,392
                                                        ----------        --------          -------     ----------
Insurance Revenues
  Life Insurance and Annuities........................  $    1,008    $        211       $      294     $    1,091
  Accident and Health Insurance.......................         308             304                5              9
                                                        ----------        --------          -------     ----------
Total.................................................  $    1,316    $        515       $      299     $    1,100
                                                        ----------        --------          -------     ----------
                                                        ----------        --------          -------     ----------

                                                          PERCENTAGE OF
                                                         AMOUNT ASSUMED
                                                             TO NET
                                                        -----------------
Year Ended December 31, 1996
Life Insurance in Force...............................          31.1%
Insurance Revenues
  Life Insurance and Annuities........................          10.1%
  Accident and Health Insurance.......................          12.1%
Total.................................................          10.1%
For the Year Ended December 31, 1995
Life Insurance in Force...............................          27.8%
Insurance Revenues
  Life Insurance and Annuities........................          38.8%
  Accident and Health Insurance.......................         283.3%
Total.................................................          39.7%
For the Year Ended December 31, 1994
Life Insurance in Force...............................          41.5%
Insurance Revenues
  Life Insurance and Annuities........................          26.9%
  Accident and Health Insurance.......................          55.6%
Total.................................................          27.2%

                                                 HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------


                    REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS



To Hartford Life Insurance Company
DC Variable Account-I and to the
Owners of Units of Interest Therein:



We have audited the accompanying statement of assets and liabilities of Hartford Life Insurance Company DC Variable Account-I (the Account) as of December 31, 1996, and the related statement of operations for the year then ended and statements of changes in net assets for each of the two years in the period then ended. These financial statements are the responsibility of the Accounts' management. Our responsibility is to express an opinion on these financial statements based on our audits.



We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.



In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Hartford Life Insurance Company DC Variable Account-I as of December 31, 1996, the results of its operations for the year then ended and the changes in its net assets for each of the two years in the period then ended in conformity with generally accepted accounting principles.



                                         ARTHUR ANDERSEN LLP



Hartford, Connecticut
February 14, 1997

HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

 DC Variable Account-I


STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 1996



                                                      MONEY
                           BOND FUND   STOCK FUND  MARKET FUND ADVISERS FUND
                          SUB-ACCOUNT SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT
                          ----------- ------------ ----------- -------------
ASSETS:
Investments:
  Hartford Bond Fund,
   Inc.
    Shares                          36,630,491
    Cost                          $ 35,842,725
    Market Value......... $36,600,822      --          --           --
  Hartford Stock Fund,
   Inc.
    Shares                         112,771,720
    Cost                          $358,055,173
    Market Value.........     --      $467,180,532     --           --
  HVA Money Market Fund,
   Inc.
    Shares                          26,308,693
    Cost                          $ 26,308,693
    Market Value.........     --           --      $26,308,693      --
  Hartford Advisers Fund,
   Inc.
    Shares                         264,552,549
    Cost                          $460,796,557
    Market Value.........     --           --          --      $573,954,692
  Hartford U.S.
   Government Money
   Market Fund, Inc.
    Shares                          10,138,003
    Cost                          $ 10,138,003
    Market Value.........     --           --          --           --
  Hartford Capital
   Appreciation Fund,
   Inc.
    Shares                          99,224,493
    Cost                          $298,009,606
    Market Value.........     --           --          --           --
  Hartford Mortgage
   Securities Fund, Inc.
    Shares                          24,393,672
    Cost                          $ 25,728,715
    Market Value.........     --           --          --           --
  Hartford Index Fund,
   Inc.
    Shares                          31,899,273
    Cost                          $ 57,483,905
    Market Value.........     --           --          --           --
  Hartford International
   Opportunities Fund,
   Inc.
    Shares                          46,063,637
    Cost                          $ 55,897,887
    Market Value.........     --           --          --           --
  Hartford Dividend and
   Growth Fund, Inc.
    Shares                          20,115,213
    Cost                          $ 27,291,576
    Market Value.........     --           --          --           --
  Calvert Responsibly
   Invested Balanced
   Portfolio
    Shares                          12,321,200
    Cost                          $ 20,030,965
    Market Value.........     --           --          --           --
  Due from Hartford Life
   Insurance Company.....      3,075       --         142,386       --
  Receivable from fund
   shares sold...........     --            52,104     --           147,989
                          ----------- ------------ ----------- -------------
  Total Assets........... 36,603,897   467,232,636 26,451,079   574,102,681
                          ----------- ------------ ----------- -------------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....     --            52,556     --           147,843
  Payable for fund shares
   purchased.............      3,016       --         142,822       --
                          ----------- ------------ ----------- -------------
  Total Liabilities......      3,016        52,556    142,822       147,843
                          ----------- ------------ ----------- -------------
  Net Assets (variable
   annuity contract
   liabilities).......... $36,600,881 $467,180,080 $26,308,257 $573,954,838
                          ----------- ------------ ----------- -------------
                          ----------- ------------ ----------- -------------
DEFERRED ANNUITY
  CONTRACTS IN THE
  ACCUMULATION PERIOD:
GROUP SUB-ACCOUNTS:
  Units Owned by
   Participants..........  8,711,395    42,244,480  9,608,844   136,231,813
  Unit Values*...........   4.201495     11.058962   2.737922      4.213075
  Contract Liability..... $36,600,881 $467,180,080 $26,308,257 $573,954,838



* Unit value amounts represent an average of individual unit values, which differ within each sub-account.

   The accompanying notes are an integral part of these financial statements.

HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                            U.S. GOVERNMENT        CAPITAL          MORTGAGE                    INTERNATIONAL     DIVIDEND AND
                           MONEY MARKET FUND  APPRECIATION FUND  SECURITIES FUND  INDEX FUND  OPPORTUNITIES FUND   GROWTH FUND
                              SUB-ACCOUNT        SUB-ACCOUNT       SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT       SUB-ACCOUNT
                          ------------------- -----------------  ---------------  ----------- ------------------  -------------
ASSETS:
Investments:
  Hartford Bond Fund,
   Inc.
    Shares                          36,630,491
    Cost                          $ 35,842,725
    Market Value.........       --                  --                --              --            --                 --
  Hartford Stock Fund,
   Inc.
    Shares                         112,771,720
    Cost                          $358,055,173
    Market Value.........       --                  --                --              --            --                 --
  HVA Money Market Fund,
   Inc.
    Shares                          26,308,693
    Cost                          $ 26,308,693
    Market Value.........       --                  --                --              --            --                 --
  Hartford Advisers Fund,
   Inc.
    Shares                         264,552,549
    Cost                          $460,796,557
    Market Value.........       --                  --                --              --            --                 --
  Hartford U.S.
   Government Money
   Market Fund, Inc.
    Shares                          10,138,003
    Cost                          $ 10,138,003
    Market Value.........     $10,138,003           --                --              --            --                 --
  Hartford Capital
   Appreciation Fund,
   Inc.
    Shares                          99,224,493
    Cost                          $298,009,606
    Market Value.........       --              $388,397,409          --              --            --                 --
  Hartford Mortgage
   Securities Fund, Inc.
    Shares                          24,393,672
    Cost                          $ 25,728,715
    Market Value.........       --                  --             $25,754,107        --            --                 --
  Hartford Index Fund,
   Inc.
    Shares                          31,899,273
    Cost                          $ 57,483,905
    Market Value.........       --                  --                --          $75,976,731       --                 --
  Hartford International
   Opportunities Fund,
   Inc.
    Shares                          46,063,637
    Cost                          $ 55,897,887
    Market Value.........       --                  --                --              --         $64,806,010           --
  Hartford Dividend and
   Growth Fund, Inc.
    Shares                          20,115,213
    Cost                          $ 27,291,576
    Market Value.........       --                  --                --              --            --             $31,126,682
  Calvert Responsibly
   Invested Balanced
   Portfolio
    Shares                          12,321,200
    Cost                          $ 20,030,965
    Market Value.........       --                  --                --              --            --                 --
  Due from Hartford Life
   Insurance Company.....         17,763             238,588             9,131        57,690         111,593           126,649
  Receivable from fund
   shares sold...........       --                  --                --              --            --                 --
                          ------------------- -----------------  ---------------  ----------- ------------------  -------------
  Total Assets...........     10,155,766         388,635,997        25,763,238    76,034,421      64,917,603        31,253,331
                          ------------------- -----------------  ---------------  ----------- ------------------  -------------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....       --                  --                --              --            --                 --
  Payable for fund shares
   purchased.............         15,658             238,602             9,494        57,682         111,606           126,646
                          ------------------- -----------------  ---------------  ----------- ------------------  -------------
  Total Liabilities......         15,658             238,602             9,494        57,682         111,606           126,646
                          ------------------- -----------------  ---------------  ----------- ------------------  -------------
  Net Assets (variable
   annuity contract
   liabilities)..........     $10,140,108       $388,397,395       $25,753,744    $75,976,739    $64,805,997       $31,126,685
                          ------------------- -----------------  ---------------  ----------- ------------------  -------------
                          ------------------- -----------------  ---------------  ----------- ------------------  -------------
DEFERRED ANNUITY
  CONTRACTS IN THE
  ACCUMULATION PERIOD:
GROUP SUB-ACCOUNTS:
  Units Owned by
   Participants..........      5,320,771          59,278,959        10,596,940    49,989,096      43,557,985        20,897,317
  Unit Values*...........       1.905760            6.552028          2.430300      1.519867        1.487810          1.489507
  Contract Liability.....     $10,140,108       $388,397,395       $25,753,744    $75,976,739    $64,805,997       $31,126,685

                                 CALVERT
                           RESPONSIBLY INVESTED
                            BALANCED PORTFOLIO
                               SUB-ACCOUNT
                           --------------------
ASSETS:
Investments:
  Hartford Bond Fund,
   Inc.

    Shares

    Cost
    Market Value.........        --
  Hartford Stock Fund,
   Inc.

    Shares

    Cost
    Market Value.........        --
  HVA Money Market Fund,
   Inc.

    Shares

    Cost
    Market Value.........        --
  Hartford Advisers Fund,
   Inc.

    Shares

    Cost
    Market Value.........        --
  Hartford U.S.
   Government Money
   Market Fund, Inc.

    Shares

    Cost
    Market Value.........        --
  Hartford Capital
   Appreciation Fund,
   Inc.

    Shares

    Cost
    Market Value.........        --
  Hartford Mortgage
   Securities Fund, Inc.

    Shares

    Cost
    Market Value.........        --
  Hartford Index Fund,
   Inc.

    Shares

    Cost
    Market Value.........        --
  Hartford International
   Opportunities Fund,
   Inc.

    Shares

    Cost
    Market Value.........        --
  Hartford Dividend and
   Growth Fund, Inc.

    Shares

    Cost
    Market Value.........        --
  Calvert Responsibly
   Invested Balanced
   Portfolio

    Shares

    Cost
    Market Value.........      $21,857,810
  Due from Hartford Life
   Insurance Company.....           15,228
  Receivable from fund
   shares sold...........        --
                           --------------------
  Total Assets...........       21,873,038
                           --------------------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....        --
  Payable for fund shares
   purchased.............           12,561
                           --------------------
  Total Liabilities......           12,561
                           --------------------
  Net Assets (variable
   annuity contract
   liabilities)..........      $21,860,477
                           --------------------
                           --------------------
DEFERRED ANNUITY
  CONTRACTS IN THE
  ACCUMULATION PERIOD:
GROUP SUB-ACCOUNTS:
  Units Owned by
   Participants..........       10,159,826
  Unit Values*...........         2.151659
  Contract Liability.....      $21,860,477

HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

 DC VARIABLE ACCOUNT-I


STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 1996



                                                         MONEY
                            BOND FUND    STOCK FUND   MARKET FUND   ADVISERS FUND
                           SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT    SUB-ACCOUNT
                           -----------   -----------  -----------   -------------
INVESTMENT INCOME:
  Dividends..............  $ 2,238,559   $ 6,422,402  $ 1,124,158    $ 14,926,754
EXPENSES:
  Mortality and expense
   undertakings..........     (359,682)   (4,158,806)    (225,683)     (5,268,073)
                           -----------   -----------  -----------   -------------
    Net investment income
     (loss)..............    1,878,877     2,263,596      898,475       9,658,681
                           -----------   -----------  -----------   -------------
CAPITAL GAINS INCOME.....      --         14,883,740      --           10,564,590
                           -----------   -----------  -----------   -------------
NET REALIZED AND
  UNREALIZED GAIN (LOSS)
  ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........      166,958    66,841,431      --           58,999,565
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................   (1,199,667)    1,283,218      --           (4,260,635)
                           -----------   -----------  -----------   -------------
    Net realized and
     unrealized gain
     (loss) on
     investments.........   (1,032,709)   68,124,649      --           54,738,930
                           -----------   -----------  -----------   -------------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....  $   846,168   $85,271,985  $   898,475    $ 74,962,201
                           -----------   -----------  -----------   -------------
                           -----------   -----------  -----------   -------------


   The accompanying notes are an integral part of these financial statements.

HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                                        MORTGAGE
                             U.S. GOVERNMENT           CAPITAL         SECURITIES                    INTERNATIONAL      DIVIDEND AND
                            MONEY MARKET FUND     APPRECIATION FUND       FUND        INDEX FUND   OPPORTUNITIES FUND   GROWTH FUND
                               SUB-ACCOUNT           SUB-ACCOUNT       SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT       SUB-ACCOUNT
                           --------------------   -----------------   -------------   -----------  ------------------   ------------
INVESTMENT INCOME:
  Dividends..............        $435,060            $ 2,299,307       $1,611,566     $ 1,247,638      $1,123,831        $  488,044
EXPENSES:
  Mortality and expense
   undertakings..........         (91,624)            (3,391,411)        (256,552)       (519,448)       (586,368)         (189,015)
                                 --------         -----------------   -------------   -----------  ------------------   ------------
    Net investment income
     (loss)..............         343,436             (1,092,104)       1,355,014         728,190         537,463           299,029
                                 --------         -----------------   -------------   -----------  ------------------   ------------
CAPITAL GAINS INCOME.....        --                   18,716,143          --              935,734       1,423,334           208,419
                                 --------         -----------------   -------------   -----------  ------------------   ------------
NET REALIZED AND
  UNREALIZED GAIN (LOSS)
  ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........        --                   29,382,290          (18,537)      5,514,280       2,372,529           289,777
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................        --                   12,195,355         (351,685)      4,693,033       2,008,357         3,206,970
                                 --------         -----------------   -------------   -----------  ------------------   ------------
    Net realized and
     unrealized gain
     (loss) on
     investments.........        --                   41,577,645         (370,222)     10,207,313       4,380,886         3,496,747
                                 --------         -----------------   -------------   -----------  ------------------   ------------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....        $343,436            $59,201,684       $  984,792     $11,871,237      $6,341,683        $4,004,195
                                 --------         -----------------   -------------   -----------  ------------------   ------------
                                 --------         -----------------   -------------   -----------  ------------------   ------------

                                 CALVERT
                           RESPONSIBLY INVESTED
                            BALANCED PORTFOLIO
                               SUB-ACCOUNT
                           --------------------
INVESTMENT INCOME:
  Dividends..............       $  473,813
EXPENSES:
  Mortality and expense
   undertakings..........         (194,334)
                               -----------
    Net investment income
     (loss)..............          279,479
                               -----------
CAPITAL GAINS INCOME.....        1,166,308
                               -----------
NET REALIZED AND
  UNREALIZED GAIN (LOSS)
  ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........        1,416,934
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................         (711,714)
                               -----------
    Net realized and
     unrealized gain
     (loss) on
     investments.........          705,220
                               -----------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....       $2,151,007
                               -----------
                               -----------

HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

 DC Variable Account-I


STATEMENT OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1996



                                                         MONEY
                            BOND FUND    STOCK FUND   MARKET FUND     ADVISERS FUND
                           SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT      SUB-ACCOUNT
                           -----------  ------------  ------------    -------------
OPERATIONS:
  Net investment income
   (loss)................  $ 1,878,877  $  2,263,596  $    898,475    $   9,658,681
  Capital gains income...      --         14,883,740       --            10,564,590
  Net realized gain
   (loss) on security
   transactions..........      166,958    66,841,431       --            58,999,565
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................   (1,199,667)    1,283,218       --            (4,260,635)
                           -----------  ------------  ------------    -------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............      846,168    85,271,985       898,475       74,962,201
                           -----------  ------------  ------------    -------------
UNIT TRANSACTIONS:
  Purchases..............    3,515,268    37,974,254     2,412,011       55,548,282
  Net transfers..........   (2,237,323)      448,728     3,187,090      (13,204,076)
  Surrenders.............     (892,123)   (9,114,856)     (918,482)     (11,940,914)
                           -----------  ------------  ------------    -------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........      385,822    29,308,126     4,680,619       30,403,292
                           -----------  ------------  ------------    -------------
  Total increase
   (decrease) in net
   assets................    1,231,990   114,580,111     5,579,094      105,365,493
NET ASSETS:
  Beginning of period....   35,368,891   352,599,969    20,729,163      468,589,345
                           -----------  ------------  ------------    -------------
  End of period..........  $36,600,881  $467,180,080  $ 26,308,257    $ 573,954,838
                           -----------  ------------  ------------    -------------
                           -----------  ------------  ------------    -------------

STATEMENT OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1995

                                                         MONEY
                            BOND FUND    STOCK FUND   MARKET FUND     ADVISERS FUND
                           SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT      SUB-ACCOUNT
                           -----------  ------------  ------------    -------------
OPERATIONS:
  Net investment income
   (loss)................  $ 1,720,508  $  3,267,676  $    941,736    $  10,021,212
  Capital gains income...      --         10,831,040       --             4,358,491
  Net realized gain
   (loss) on security
   transactions..........     (339,180)      (54,314)      --                75,118
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................    3,665,224    69,832,568       --            81,907,322
                           -----------  ------------  ------------    -------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............    5,046,552    83,876,970       941,736       96,362,143
                           -----------  ------------  ------------    -------------
UNIT TRANSACTIONS:
  Purchases..............    3,288,728    34,201,304     2,505,970       52,514,435
  Net transfers..........     (610,025)  (13,265,561)   (1,811,345)     (26,837,016)
  Surrenders.............   (4,164,050)  (20,089,201)   (4,919,611)     (17,046,664)
                           -----------  ------------  ------------    -------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........   (1,485,347)      846,542    (4,224,986)       8,630,755
                           -----------  ------------  ------------    -------------
  Total increase
   (decrease) in net
   assets................    3,561,205    84,723,512    (3,283,250)     104,992,898
NET ASSETS:
  Beginning of period....   31,807,686   267,876,457    24,012,413      363,596,447
                           -----------  ------------  ------------    -------------
  End of period..........  $35,368,891  $352,599,969  $ 20,729,163    $ 468,589,345
                           -----------  ------------  ------------    -------------
                           -----------  ------------  ------------    -------------


   The accompanying notes are an integral part of these financial statements.

HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                            U.S. GOVERNMENT         CAPITAL          MORTGAGE                    INTERNATIONAL
                           MONEY MARKET FUND   APPRECIATION FUND  SECURITIES FUND  INDEX FUND  OPPORTUNITIES FUND
                              SUB-ACCOUNT         SUB-ACCOUNT       SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                          -------------------  -----------------  ---------------  ----------- ------------------
OPERATIONS:
  Net investment income
   (loss)................     $   343,436        $ (1,092,104)      $ 1,355,014    $   728,190    $   537,463
  Capital gains income...       --                 18,716,143          --              935,734      1,423,334
  Net realized gain
   (loss) on security
   transactions..........       --                 29,382,290           (18,537)     5,514,280      2,372,529
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................       --                 12,195,355          (351,685)     4,693,033      2,008,357
                          -------------------  -----------------  ---------------  ----------- ------------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............         343,436          59,201,684           984,792     11,871,237      6,341,683
                          -------------------  -----------------  ---------------  ----------- ------------------
UNIT TRANSACTIONS:
  Purchases..............       1,337,245          53,044,599         2,661,238     10,324,537     10,623,622
  Net transfers..........         259,211          (3,808,589)       (3,090,374)     8,456,897      1,472,637
  Surrenders.............        (330,706)         (6,625,610)         (648,434)    (1,299,479)     (1,089,816)
                          -------------------  -----------------  ---------------  ----------- ------------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........       1,265,750          42,610,400        (1,077,570)    17,481,955     11,006,443
                          -------------------  -----------------  ---------------  ----------- ------------------
  Total increase
   (decrease) in net
   assets................       1,609,186         101,812,084           (92,778)    29,353,192     17,348,126
NET ASSETS:
  Beginning of period....       8,530,922         286,585,311        25,846,522     46,623,547     47,457,871
                          -------------------  -----------------  ---------------  ----------- ------------------
  End of period..........     $10,140,108        $388,397,395       $25,753,744    $75,976,739    $64,805,997
                          -------------------  -----------------  ---------------  ----------- ------------------
                          -------------------  -----------------  ---------------  ----------- ------------------

                            U.S. GOVERNMENT         CAPITAL          MORTGAGE                    INTERNATIONAL
                           MONEY MARKET FUND   APPRECIATION FUND  SECURITIES FUND  INDEX FUND  OPPORTUNITIES FUND
                              SUB-ACCOUNT         SUB-ACCOUNT       SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                          -------------------  -----------------  ---------------  ----------- ------------------
OPERATIONS:
  Net investment income
   (loss)................     $   353,894        $   (437,656)      $ 1,308,123    $   572,511    $   203,987
  Capital gains income...       --                 10,643,508          --               11,084        398,201
  Net realized gain
   (loss) on security
   transactions..........       --                      7,253            12,159          8,314            (24)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................       --                 47,212,298         1,978,276      9,882,350      4,748,990
                          -------------------  -----------------  ---------------  ----------- ------------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............         353,894          57,425,403         3,298,558     10,474,259      5,351,154
                          -------------------  -----------------  ---------------  ----------- ------------------
UNIT TRANSACTIONS:
  Purchases..............       1,272,247          45,563,679         2,927,551      6,364,336     10,718,211
  Net transfers..........        (452,592)          1,352,403        (1,600,604)     3,808,836    (12,867,024)
  Surrenders.............      (1,052,797)        (13,938,589)         (706,307)      (710,423)       (952,636)
                          -------------------  -----------------  ---------------  ----------- ------------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........        (233,142)         32,977,493           620,640      9,462,749     (3,101,449)
                          -------------------  -----------------  ---------------  ----------- ------------------
  Total increase
   (decrease) in net
   assets................         120,752          90,402,896         3,919,198     19,937,008      2,249,705
NET ASSETS:
  Beginning of period....       8,410,170         196,182,415        21,927,324     26,686,539     45,208,166
                          -------------------  -----------------  ---------------  ----------- ------------------
  End of period..........     $ 8,530,922        $286,585,311       $25,846,522    $46,623,547    $47,457,871
                          -------------------  -----------------  ---------------  ----------- ------------------
                          -------------------  -----------------  ---------------  ----------- ------------------

                                                       CALVERT
                               DIVIDEND AND      RESPONSIBLY INVESTED
                               GROWTH FUND        BALANCED PORTFOLIO
                               SUB-ACCOUNT           SUB-ACCOUNT
                           --------------------  --------------------
OPERATIONS:
  Net investment income
   (loss)................      $   299,029           $   279,479
  Capital gains income...          208,419             1,166,308
  Net realized gain
   (loss) on security
   transactions..........          289,777             1,416,934
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................        3,206,970              (711,714)
                           --------------------  --------------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............        4,004,195             2,151,007
                           --------------------  --------------------
UNIT TRANSACTIONS:
  Purchases..............        4,720,731             3,423,700
  Net transfers..........       15,166,440              (640,735)
  Surrenders.............         (496,007)             (453,414)
                           --------------------  --------------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........       19,391,164             2,329,551
                           --------------------  --------------------
  Total increase
   (decrease) in net
   assets................       23,395,359             4,480,558
NET ASSETS:
  Beginning of period....        7,731,326            17,379,919
                           --------------------  --------------------
  End of period..........      $31,126,685           $21,860,477
                           --------------------  --------------------
                           --------------------  --------------------
                                                       CALVERT
                               DIVIDEND AND      RESPONSIBLY INVESTED
                               GROWTH FUND        BALANCED PORTFOLIO
                               SUB-ACCOUNT           SUB-ACCOUNT
                           --------------------  --------------------
OPERATIONS:
  Net investment income
   (loss)................      $    39,056           $   879,579
  Capital gains income...        --                      505,861
  Net realized gain
   (loss) on security
   transactions..........           (1,256)                6,838
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................          628,136             2,139,789
                           --------------------  --------------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............          665,936             3,532,067
                           --------------------  --------------------
UNIT TRANSACTIONS:
  Purchases..............          558,780             3,167,984
  Net transfers..........        6,590,369              (811,408)
  Surrenders.............          (83,759)             (385,880)
                           --------------------  --------------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........        7,065,390             1,970,696
                           --------------------  --------------------
  Total increase
   (decrease) in net
   assets................        7,731,326             5,502,763
NET ASSETS:
  Beginning of period....        --                   11,877,156
                           --------------------  --------------------
  End of period..........      $ 7,731,326           $17,379,919
                           --------------------  --------------------
                           --------------------  --------------------

52                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

                             DC VARIABLE ACCOUNT-I
                         NOTES TO FINANCIAL STATEMENTS
                               DECEMBER 31, 1996


---------------------------------------------------

 1. ORGANIZATION:


    DC Variable Account-I (the Account) is a separate investment account within Hartford Life Insurance Company (the Company) and is registered with the Securities and Exchange Commission (SEC) as a unit investment trust under the Investment Company Act of 1940, as amended. Both the Company and the Account are subject to supervision and regulation by the Department of Insurance of the State of Connecticut and the SEC. The Account invests deposits by variable annuity contractholders of the Company in various mutual funds (the Funds) as directed by the contractholders.



---------------------------------------------------

 2. SIGNIFICANT ACCOUNTING POLICIES:


    The following is a summary of significant accounting policies of the Account, which are in accordance with generally accepted accounting principles in the investment company industry:



    a) SECURITY TRANSACTIONS--Security transactions are recorded on the trade date (date the order to buy or sell is executed). Cost of investments sold is determined on the basis of identified cost. Dividends and capital gains income are accrued as of the ex-dividend date. Capital gains income represents dividends from the Funds which are characterized as capital gains under tax regulations.



    b) SECURITY VALUATION--The investment in shares of the Hartford and Calvert Responsibly Invested Series mutual funds are valued at the closing net asset value per share as determined by the appropriate Fund as of December 31, 1996.



    c) FEDERAL INCOME TAXES--For Federal income tax purposes, the Account intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code by distributing substantially all of its taxable income to variable annuity contractholders and otherwise complying with the requirements for regulated investment companies. Accordingly, no provision for Federal income taxes has been made. For purposes of determining net realized taxable gains to be distributed, the capital gains and losses of each Sub-Account within the Account are combined. Distribution of any net realized capital gains so determined will be made to the contract owners of the Sub-Account having net realized capital gains. The cumulative realized losses used to offset realized capital gains in each Sub-Account will be considered in the determination of future distributions of realized capital gains to each Sub-Account.



    d) USE OF ESTIMATES--The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the period. Operating results in the future could vary from the amounts derived from management's estimates.



---------------------------------------------------

 3.ADMINISTRATION OF THE ACCOUNT AND
   RELATED CHARGES:


    a) MORTALITY AND EXPENSE UNDERTAKINGS--The Company, as issuer of variable annuity contracts, provides the mortality and expense undertakings and, with respect to the Account, receives a maximum annual fee of up to 1.25% of the Account's average daily net assets.



    b) DEDUCTION OF ANNUAL MAINTENANCE FEE--Annual maintenance fees are deducted through termination of units of interest from applicable contractholders' accounts, in accordance with the terms of the contracts.

                                                 HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------


                    REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS



To Hartford Life Insurance Company
Separate Account Two and to the
Owners of Units of Interest Therein:



We have audited the accompanying statement of assets and liabilities of Hartford Life Insurance Company Separate Account Two (the Account) as of December 31, 1996, and the related statement of operations for the year then ended and statements of changes in net assets for each of the two years in the period then ended. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.



We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.



In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Hartford Life Insurance Company Separate Account Two as of December 31, 1996, the results of its operations for the year then ended and the changes in its net assets for each of the two years in the period then ended in conformity with generally accepted accounting principles.



                                         ARTHUR ANDERSEN LLP


Hartford, Connecticut
February 14, 1997

HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

 Separate Account Two


STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 1996



                                                            MONEY
                            BOND FUND      STOCK FUND    MARKET FUND
                           SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                           ------------  --------------  ------------
ASSETS:
Investments:
  Hartford Bond Fund,
   Inc.
    Shares                           209,901,213
    Cost                            $213,818,503
    Market Value.........  $209,731,192        --             --
  Hartford Stock Fund,
   Inc.
    Shares                           325,077,171
    Cost                            $942,043,980
    Market Value.........       --       $1,346,700,441       --
  HVA Money Market Fund,
   Inc.
    Shares                           282,828,485
    Cost                            $282,828,485
    Market Value.........       --             --        $282,828,485
  Hartford Advisers Fund,
   Inc.
    Shares                         1,337,021,547
    Cost                          $2,233,276,156
    Market Value.........       --             --             --
  Hartford U.S.
   Government Money
   Market Fund, Inc.
    Shares                             1,592,137
    Cost                              $1,592,137
    Market Value.........       --             --             --
  Hartford Capital
   Appreciation Fund,
   Inc.
    Shares                           366,806,192
    Cost                          $1,062,106,327
    Market Value.........       --             --             --
  Hartford Mortgage
   Securities Fund, Inc.
    Shares                           189,233,708
    Cost                            $203,956,416
    Market Value.........       --             --             --
  Hartford Index Fund,
   Inc.
    Shares                           111,179,449
    Cost                            $184,665,755
    Market Value.........       --             --             --
  Hartford International
   Opportunities Fund,
   Inc.
    Shares                           291,990,802
    Cost                            $336,561,408
    Market Value.........       --             --             --
  Hartford Dividend and
   Growth Fund, Inc.
    Shares                           209,596,491
    Cost                            $268,301,179
    Market Value.........       --             --             --
  Due from Hartford Life
   Insurance Company.....       389,971        --           1,275,023
  Receivable from fund
   shares sold...........       --            1,214,364       --
                           ------------  --------------  ------------
  Total Assets...........   210,121,163   1,347,914,805   284,103,508
                           ------------  --------------  ------------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....       --            1,203,942       --
  Payable for fund shares
   purchased.............       391,131        --           1,269,939
                           ------------  --------------  ------------
  Total Liabilities......       391,131       1,203,942     1,269,939
                           ------------  --------------  ------------
  Net Assets (variable
   annuity contract
   liabilities)..........  $209,730,032  $1,346,710,863  $282,833,569
                           ------------  --------------  ------------
                           ------------  --------------  ------------


   The accompanying notes are an integral part of these financial statements.

HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                                                      MORTGAGE                    INTERNATIONAL
                                             U.S. GOVERNMENT          CAPITAL        SECURITIES                   OPPORTUNITIES
                           ADVISERS FUND    MONEY MARKET FUND    APPRECIATION FUND      FUND        INDEX FUND        FUND
                            SUB-ACCOUNT        SUB-ACCOUNT          SUB-ACCOUNT      SUB-ACCOUNT   SUB-ACCOUNT     SUB-ACCOUNT
                          ---------------  -------------------   -----------------  -------------  ------------ -----------------
ASSETS:
Investments:
  Hartford Bond Fund,
   Inc.
    Shares                           209,901,213
    Cost                            $213,818,503
    Market Value.........       --               --                    --                --             --            --
  Hartford Stock Fund,
   Inc.
    Shares                           325,077,171
    Cost                            $942,043,980
    Market Value.........       --               --                    --                --             --            --
  HVA Money Market Fund,
   Inc.
    Shares                           282,828,485
    Cost                            $282,828,485
    Market Value.........       --               --                    --                --             --            --
  Hartford Advisers Fund,
   Inc.
    Shares                         1,337,021,547
    Cost                          $2,233,276,156
    Market Value.........  $2,900,708,354        --                    --                --             --            --
  Hartford U.S.
   Government Money
   Market Fund, Inc.
    Shares                             1,592,137
    Cost                              $1,592,137
    Market Value.........       --             $1,592,137              --                --             --            --
  Hartford Capital
   Appreciation Fund,
   Inc.
    Shares                           366,806,192
    Cost                          $1,062,106,327
    Market Value.........       --               --               $1,435,800,482         --             --            --
  Hartford Mortgage
   Securities Fund, Inc.
    Shares                           189,233,708
    Cost                            $203,956,416
    Market Value.........       --               --                    --           $199,787,272        --            --
  Hartford Index Fund,
   Inc.
    Shares                           111,179,449
    Cost                            $184,665,755
    Market Value.........       --               --                    --                --        $264,803,879       --
  Hartford International
   Opportunities Fund,
   Inc.
    Shares                           291,990,802
    Cost                            $336,561,408
    Market Value.........       --               --                    --                --             --        $410,796,017
  Hartford Dividend and
   Growth Fund, Inc.
    Shares                           209,596,491
    Cost                            $268,301,179
    Market Value.........       --               --                    --                --             --            --
  Due from Hartford Life
   Insurance Company.....       --               --                    --                --             --            --
  Receivable from fund
   shares sold...........           7,791           3,686                505,615           6,461        195,459        294,275
                          ---------------  -------------------   -----------------  -------------  ------------ -----------------
  Total Assets...........   2,900,716,145       1,595,823          1,436,306,097     199,793,733    264,999,338    411,090,292
                          ---------------  -------------------   -----------------  -------------  ------------ -----------------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....           9,064           3,303                505,676           2,327        196,318        294,299
  Payable for fund shares
   purchased.............       --               --                    --                --             --            --
                          ---------------  -------------------   -----------------  -------------  ------------ -----------------
  Total Liabilities......           9,064           3,303                505,676           2,327        196,318        294,299
                          ---------------  -------------------   -----------------  -------------  ------------ -----------------
  Net Assets (variable
   annuity contract
   liabilities)..........  $2,900,707,081      $1,592,520         $1,435,800,421    $199,791,406   $264,803,020   $410,795,993
                          ---------------  -------------------   -----------------  -------------  ------------ -----------------
                          ---------------  -------------------   -----------------  -------------  ------------ -----------------


                           DIVIDEND AND
                           GROWTH FUND
                           SUB-ACCOUNT
                           ------------
ASSETS:
Investments:
  Hartford Bond Fund,
   Inc.

    Shares

    Cost
    Market Value.........      --
  Hartford Stock Fund,
   Inc.

    Shares

    Cost
    Market Value.........      --
  HVA Money Market Fund,
   Inc.

    Shares

    Cost
    Market Value.........      --
  Hartford Advisers Fund,
   Inc.

    Shares

    Cost
    Market Value.........      --
  Hartford U.S.
   Government Money
   Market Fund, Inc.

    Shares

    Cost
    Market Value.........      --
  Hartford Capital
   Appreciation Fund,
   Inc.

    Shares

    Cost
    Market Value.........      --
  Hartford Mortgage
   Securities Fund, Inc.

    Shares

    Cost
    Market Value.........      --
  Hartford Index Fund,
   Inc.

    Shares

    Cost
    Market Value.........      --
  Hartford International
   Opportunities Fund,
   Inc.

    Shares

    Cost
    Market Value.........      --
  Hartford Dividend and
   Growth Fund, Inc.

    Shares

    Cost
    Market Value.........  $324,333,800
  Due from Hartford Life
   Insurance Company.....      278,410
  Receivable from fund
   shares sold...........      --
                           ------------
  Total Assets...........  324,612,210
                           ------------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....      --
  Payable for fund shares
   purchased.............      278,289
                           ------------
  Total Liabilities......      278,289
                           ------------
  Net Assets (variable
   annuity contract
   liabilities)..........  $324,333,921
                           ------------
                           ------------

HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

 SEPARATE ACCOUNT TWO


STATEMENT OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 1996



                               CALVERT
                             RESPONSIBLY
                              INVESTED
                              BALANCED       INTERNATIONAL       SMALL            SMITH BARNEY
                              PORTFOLIO      ADVISERS FUND   COMPANY FUND    CASH PORTFOLIO CLASS A
                             SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT         SUB-ACCOUNT
                           ---------------   -------------   -------------   ----------------------
ASSETS:
Investments:
  Calvert Responsibly
   Invested Balanced
   Portfolio
    Shares                          1,499,952
    Cost                          $ 2,391,011
    Market Value.........    $2,660,914           --              --               --
  Hartford International
   Advisers Fund, Inc.
    Shares                         25,549,431
    Cost                          $28,919,492
    Market Value.........       --            $29,805,457         --               --
  Hartford Small Company
   Fund, Inc.
    Shares                         12,669,842
    Cost                          $13,471,629
    Market Value.........       --                --          $13,546,087          --
  Smith Barney Cash
   Portfolio Class A
    Shares                            580,242
    Cost                          $  580,242
    Market Value.........       --                --              --               $580,243
  Smith Barney
   Appreciation Fund,
   Inc.
    Shares                             13,454
    Cost                          $   98,474
    Market Value.........       --                --              --               --
  Smith Barney Government
   Portfolio Class A
    Shares                             39,801
    Cost                          $   39,801
    Market Value.........       --                --              --               --
  TCI Advantage Fund
    Shares                             27,440
    Cost                          $  166,872
    Market Value.........       --                --              --               --
  TCI Growth Fund
    Shares                            111,230
    Cost                          $ 1,287,905
    Market Value.........       --                --              --               --
  Fidelity VIP Overseas
   Portfolio
    Shares                             56,298
    Cost                          $  979,269
    Market Value.........       --                --              --               --
  Fidelity VIP II Asset
   Manager Portfolio
    Shares                            108,305
    Cost                          $ 1,688,636
    Market Value.........       --                --              --               --
  Fidelity VIP II
   Contrafund Portfolio
    Shares                            402,873
    Cost                          $ 5,743,454
    Market Value.........       --                --              --               --
  Fidelity VIP Growth
   Portfolio
    Shares                            225,301
    Cost                          $ 6,630,047
    Market Value.........       --                --              --               --
  Dividends receivable...       --                --              --                    689
  Due from Hartford Life
   Insurance Company.....        20,342           233,723         306,594          --
  Receivable from fund
   shares sold...........       --                --              --                  1,097
                           ---------------   -------------   -------------         --------
  Total Assets...........     2,681,256        30,039,180      13,852,681           582,029
                           ---------------   -------------   -------------         --------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....       --                --              --                  1,098
  Payable for fund shares
   purchased.............        20,027           230,006         306,589          --
                           ---------------   -------------   -------------         --------
  Total Liabilities......        20,027           230,006         306,589             1,098
                           ---------------   -------------   -------------         --------
  Net Assets (variable
   annuity contract
   liabilities)..........    $2,661,229       $29,809,174     $13,546,092          $580,931
                           ---------------   -------------   -------------         --------
                           ---------------   -------------   -------------         --------


   The accompanying notes are an integral part of these financial statements.

HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                           SMITH BARNEY        SMITH BARNEY                                            FIDELITY VIP
                           APPRECIATION    GOVERNMENT PORTFOLIO          TCI                TCI          OVERSEAS
                               FUND              CLASS A            ADVANTAGE FUND      GROWTH FUND     PORTFOLIO
                            SUB-ACCOUNT        SUB-ACCOUNT           SUB-ACCOUNT        SUB-ACCOUNT    SUB-ACCOUNT
                          ---------------  --------------------   ------------------  ---------------  ------------
ASSETS:
Investments:
  Calvert Responsibly
   Invested Balanced
   Portfolio
    Shares                          1,499,952
    Cost                          $ 2,391,011
    Market Value.........     --                 --                     --                  --            --
  Hartford International
   Advisers Fund, Inc.
    Shares                         25,549,431
    Cost                          $28,919,492
    Market Value.........     --                 --                     --                  --            --
  Hartford Small Company
   Fund, Inc.
    Shares                         12,669,842
    Cost                          $13,471,629
    Market Value.........     --                 --                     --                  --            --
  Smith Barney Cash
   Portfolio Class A
    Shares                            580,242
    Cost                          $  580,242
    Market Value.........     --                 --                     --                  --            --
  Smith Barney
   Appreciation Fund,
   Inc.
    Shares                             13,454
    Cost                          $   98,474
    Market Value.........  $  172,850            --                     --                  --            --
  Smith Barney Government
   Portfolio Class A
    Shares                             39,801
    Cost                          $   39,801
    Market Value.........     --                $   39,801              --                  --            --
  TCI Advantage Fund
    Shares                             27,440
    Cost                          $  166,872
    Market Value.........     --                 --                  $    172,596           --            --
  TCI Growth Fund
    Shares                            111,230
    Cost                          $ 1,287,905
    Market Value.........     --                 --                     --              $  1,138,990      --
  Fidelity VIP Overseas
   Portfolio
    Shares                             56,298
    Cost                          $  979,269
    Market Value.........     --                 --                     --                  --         $1,060,645
  Fidelity VIP II Asset
   Manager Portfolio
    Shares                            108,305
    Cost                          $ 1,688,636
    Market Value.........     --                 --                     --                  --            --
  Fidelity VIP II
   Contrafund Portfolio
    Shares                            402,873
    Cost                          $ 5,743,454
    Market Value.........     --                 --                     --                  --            --
  Fidelity VIP Growth
   Portfolio
    Shares                            225,301
    Cost                          $ 6,630,047
    Market Value.........     --                 --                     --                  --            --
  Dividends receivable...     --                        56              --                  --            --
  Due from Hartford Life
   Insurance Company.....     --                 --                           113              1,084         318
  Receivable from fund
   shares sold...........         123                   17              --                  --            --
                          ---------------          -------               --------     ---------------  ------------
  Total Assets...........     172,973               39,874                172,709          1,140,074   1,060,963
                          ---------------          -------               --------     ---------------  ------------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....         112                   32              --                  --            --
  Payable for fund shares
   purchased.............     --                 --                           114              1,084         374
                          ---------------          -------               --------     ---------------  ------------
  Total Liabilities......         112                   32                    114              1,084         374
                          ---------------          -------               --------     ---------------  ------------
  Net Assets (variable
   annuity contract
   liabilities)..........  $  172,861           $   39,842           $    172,595       $  1,138,990   $1,060,589
                          ---------------          -------               --------     ---------------  ------------
                          ---------------          -------               --------     ---------------  ------------

                                              FIDELITY VIP
                            FIDELITY VIP II        II        FIDELITY VIP
                             ASSET MANAGER     CONTRAFUND       GROWTH
                               PORTFOLIO        PORTFOLIO      PORTFOLIO
                              SUB-ACCOUNT      SUB-ACCOUNT    SUB-ACCOUNT
                           -----------------  -------------  -------------
ASSETS:
Investments:
  Calvert Responsibly
   Invested Balanced
   Portfolio

    Shares

    Cost
    Market Value.........        --                --             --
  Hartford International
   Advisers Fund, Inc.

    Shares

    Cost
    Market Value.........        --                --             --
  Hartford Small Company
   Fund, Inc.

    Shares

    Cost
    Market Value.........        --                --             --
  Smith Barney Cash
   Portfolio Class A

    Shares

    Cost
    Market Value.........        --                --             --
  Smith Barney
   Appreciation Fund,
   Inc.

    Shares

    Cost
    Market Value.........        --                --             --
  Smith Barney Government
   Portfolio Class A

    Shares

    Cost
    Market Value.........        --                --             --
  TCI Advantage Fund

    Shares

    Cost
    Market Value.........        --                --             --
  TCI Growth Fund

    Shares

    Cost
    Market Value.........        --                --             --
  Fidelity VIP Overseas
   Portfolio

    Shares

    Cost
    Market Value.........        --                --             --
  Fidelity VIP II Asset
   Manager Portfolio

    Shares

    Cost
    Market Value.........    $  1,833,607          --             --
  Fidelity VIP II
   Contrafund Portfolio

    Shares

    Cost
    Market Value.........        --           $  6,671,576        --
  Fidelity VIP Growth
   Portfolio

    Shares

    Cost
    Market Value.........        --                --        $  7,015,865
  Dividends receivable...        --                --             --
  Due from Hartford Life
   Insurance Company.....           1,331            7,363          5,867
  Receivable from fund
   shares sold...........        --                --             --
                           -----------------  -------------  -------------
  Total Assets...........       1,834,938        6,678,939      7,021,732
                           -----------------  -------------  -------------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....        --                --             --
  Payable for fund shares
   purchased.............             923            7,344          5,867
                           -----------------  -------------  -------------
  Total Liabilities......             923            7,344          5,867
                           -----------------  -------------  -------------
  Net Assets (variable
   annuity contract
   liabilities)..........    $  1,834,015     $  6,671,595   $  7,015,865
                           -----------------  -------------  -------------
                           -----------------  -------------  -------------

HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

 Separate Account Two


STATEMENT OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 1996



                                                        UNITS
                                                       OWNED BY       UNIT        CONTRACT
                                                     PARTICIPANTS     PRICE      LIABILITY
                                                     ------------   ---------  --------------
 DEFERRED ANNUITY CONTRACTS IN THE ACCUMULATION
  PERIOD:
 INDIVIDUAL SUB-ACCOUNTS:
   Bond Fund Qualified 1.00%.......................       286,137   $3.705223  $    1,060,201
   Bond Fund Non-Qualified 1.00%...................     2,004,675    3.648889       7,314,837
   Bond Fund 1.25%.................................    96,857,176    1.922173     186,176,248
   Bond Fund .25%..................................        58,462    1.279841          74,822
   Stock Fund Qualified 1.00%......................       829,845    6.828860       5,666,897
   Stock Fund Non-Qualified 1.00%..................     3,406,617    6.529899      22,244,866
   Stock Fund 1.25%................................   333,175,709    3.546656   1,181,659,627
   Stock Fund .25%.................................     1,094,565    1.863616       2,039,847
   Money Market Fund Qualified 1.00%...............     1,361,999    2.465145       3,357,527
   Money Market Fund Non-Qualified 1.00%...........    13,210,943    2.466312      32,582,307
   Money Market Fund 1.25%.........................   151,978,017    1.586516     241,115,556
   Money Market Fund .25%..........................       107,272    1.177980         126,364
   Advisers Fund Qualified 1.00%...................     3,530,743    4.341094      15,327,287
   Advisers Fund Non-Qualified 1.00%...............    12,468,636    4.341094      54,127,522
   Advisers Fund 1.25%.............................   953,997,531    2.905301   2,771,649,980
   Advisers Fund .25%..............................     1,035,316    1.620437       1,677,664
   U.S. Government Money Market Fund Qualified
    1.00%..........................................        13,096    1.964748          25,730
   U.S. Government Money Market Fund 1.25%.........        46,108    1.520714          70,117
   Capital Appreciation Fund Qualified 1.00%.......       887,736    6.732095       5,976,324
   Capital Appreciation Fund Non-Qualified 1.00%...     2,634,097    6.728893      17,724,557
   Capital Appreciation Fund 1.25%.................   330,579,796    4.010163   1,325,678,867
   Capital Appreciation Growth Fund .25%...........     2,393,968    1.929665       4,619,555
   Mortgage Securities Fund Qualified 1.00%........       754,527    2.494635       1,882,270
   Mortgage Securities Fund Non-Qualified 1.00%....     8,165,242    2.494635      20,369,299
   Mortgage Securities Fund 1.25%..................    89,097,727    1.948580     173,614,049
   Mortgage Securities Fund .25%...................        16,088    1.259955          20,270
   Index Fund 1.00%................................        38,885    1.121353          43,604
   Index Fund Non-Qualified 1.00%..................       105,698    1.121353         118,525
   Index Fund 1.25%................................    87,611,122    2.845170     249,268,537
   Index Fund .25%.................................       208,930    1.823336         380,949
   International Opportunities Fund Qualified
    1.00%..........................................       374,127    1.506694         563,694
   International Opportunities Fund Non-Qualified
    1.00%..........................................     1,951,162    1.506641       2,939,701
   International Opportunities Fund 1.25%..........   266,961,904    1.482397     395,743,525
   International Opportunities Fund .25%...........       796,396    1.658799       1,321,061
   Dividend and Growth Fund Qualified 1.00%........       291,489    1.661695         484,366
   Dividend and Growth Fund Non-Qualified 1.00%....     1,241,381    1.661695       2,062,797
   Dividend and Growth Fund 1.25%..................   190,957,704    1.650056     315,090,906
   Dividend and Growth Fund .25%...................       278,866    1.697062         473,253
   International Advisers Fund 1.00%...............        18,539    1.271482          23,572


   The accompanying notes are an integral part of these financial statements.

HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                        UNITS
                                                       OWNED BY       UNIT        CONTRACT
                                                     PARTICIPANTS     PRICE      LIABILITY
                                                     ------------   ---------  --------------
 INDIVIDUAL SUB-ACCOUNTS -- (CONTINUED)
   International Advisers Fund Non-Qualified
    1.00%..........................................       347,573   $1.271482  $      441,933
   International Advisers Fund 1.25%...............    23,174,203    1.265665      29,330,778
   International Advisers Fund .25%................        10,000    1.289112          12,891
   Hartford Small Company Fund 1.00%...............        10,000    1.067381          10,674
   Hartford Small Company Fund Non-Qualified
    1.00%..........................................       109,746    1.067381         117,140
   Hartford Small Company Fund 1.25%...............    12,562,718    1.066345      13,396,192
   Hartford Small Company Fund .25%................        20,632    1.070487          22,086
   Smith Barney Cash Portfolio Class A Qualified
    1.00%..........................................        78,105    2.668734         208,440
   Smith Barney Cash Portfolio Class A
    Non-Qualified 1.00%............................       134,883    2.761578         372,491
   Smith Barney Appreciation Fund, Inc. Qualified
    1.00%..........................................        23,313    7.414916         172,861
   Smith Barney Government Portfolio Class A
    Qualified 1.00%................................        16,556    2.406571          39,842
                                                                               --------------
   Sub-total Individual Sub-Accounts...............                             7,088,822,408
                                                                               --------------
 GROUP SUB-ACCOUNTS:
   Bond Fund Qualified 1.00% QP....................     1,156,525    4.339730       5,019,007
   Bond Fund 1.25% DCII............................     1,655,052    4.186875       6,929,497
   Bond Fund .15% DCII.............................       305,789    3.988350       1,219,594
   Stock Fund Qualified 1.00% QP...................     3,371,997   11.419696      38,507,182
   Stock Fund Qualified .825% QP...................     1,236,665    9.187655      11,362,056
   Stock Fund Non-Qualified 1.00% NQ...............        84,854    8.960086         760,298
   Stock Fund Non-Qualified .825% NQ...............       789,689    9.203794       7,268,133
   Stock Fund 1.25% DCII...........................     4,885,027   11.016763      53,817,180
   Stock Fund .15% DCII............................       873,948    8.647926       7,557,838
   Money Market Fund Qualified .375% QP............         2,493    3.094168           7,714
   Money Market Fund 1.25% DCII....................     1,332,772    2.724852       3,631,605
   Money Market Fund .15% DCII.....................       321,329    2.679247         860,920
   Advisers Fund 1.25% DCII........................    10,504,581    4.201072      44,130,500
   Advisers Fund .15% DCII.........................       603,382    4.875465       2,941,770
   U.S. Government Money Market Fund 1.25% DCII....       586,557    1.898594       1,113,633
   U.S. Government Money Market Fund .15% DCII.....        54,540    2.211389         120,609
   Capital Appreciation Fund 1.25% DCII............    10,979,149    6.532522      71,721,533
   Capital Appreciation Fund .15% DCII.............       783,105    7.500897       5,873,989
   Mortgage Securities Fund 1.25% DCII.............     1,140,765    2.421049       2,761,848
   Mortgage Securities Fund .15% DCII..............       143,045    2.761199         394,976
   Index Fund 1.25% DCII...........................     4,377,886    2.848016      12,468,289
   Index Fund .15% DCII............................       354,223    3.118020       1,104,474
   International Opportunities Fund 1.25% DCII.....     5,995,783    1.482607       8,889,390
   International Opportunities Fund .15% DCII......       437,734    1.592168         696,947
   Dividend and Growth Fund........................     3,874,337    1.484086       5,749,849
   Calvert Responsibly Invested Balanced Portfolio
    1.25% DCII.....................................     1,192,706    2.020652       2,410,043

HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

 SEPARATE ACCOUNT TWO


STATEMENT OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 1996


                                                        UNITS
                                                       OWNED BY       UNIT        CONTRACT
                                                     PARTICIPANTS     PRICE      LIABILITY
                                                     ------------   ---------  --------------
 GROUP SUB-ACCOUNTS -- (CONTINUED)
   TCI Advantage Portfolio.........................       144,148   $1.134354  $      163,515
   TCI Growth Fund Portfolio.......................     1,107,888    1.021217       1,131,394
   Fidelity VIP Overseas Portfolio.................       920,778    1.151840       1,060,589
   Fidelity VIP II Asset Manager Portfolio.........     1,491,046    1.230019       1,834,015
   Fidelity VIP II Contrafund Portfolio............     5,069,393    1.316054       6,671,595
   Fidelity VIP II Growth Portfolio................     5,773,053    1.215278       7,015,865
                                                                               --------------
   Sub-total Group Sub-Accounts....................                               315,195,847
                                                                               --------------
 TOTAL ACCUMULATION PERIOD.........................                             7,404,018,255
                                                                               --------------
 ANNUITY CONTRACTS IN THE ANNUITY PERIOD:
 INDIVIDUAL SUB-ACCOUNTS:
   Bond Fund Non-Qualified 1.00%...................            27    3.648889              99
   Bond Fund 1.25%.................................       183,085    1.922173         351,921
   Stock Fund Non-Qualified 1.00%..................         9,504    6.529899          62,059
   Stock Fund 1.25%................................       305,133    3.546656       1,082,200
   Money Market Fund Qualified 1.00%...............        12,037    2.465145          29,672
   Money Market Fund Non-Qualified 1.00%...........        90,874    2.466312         224,124
   Money Market Fund 1.25%.........................       293,556    1.586516         465,731
   Advisers Fund Qualified 1.00%...................         4,038    4.341094          17,529
   Advisers Fund Non-Qualified 1.00%...............        61,575    4.341094         267,305
   Advisers Fund 1.25%.............................       863,489    2.905301       2,508,695
   U.S. Government Money Market Fund Qualified
    1.00%..........................................        10,951    1.964748          21,515
   Capital Appreciation Fund Non-Qualified 1.00%...         3,442    6.728893          23,158
   Capital Appreciation Fund 1.25%.................       150,348    4.010163         602,921
   Mortgage Securities Fund Non-Qualified 1.00%....        80,072    2.494635         199,751
   Mortgage Securities Fund 1.25%..................        81,728    1.948580         159,253
   Index Fund 1.25%................................        53,288    2.845170         151,614
   International Opportunities Fund 1.25%..........       184,639    1.482397         273,708
   Dividend and Growth Fund 1.25%..................       120,079    1.650056         198,136
                                                                               --------------
   Sub-total Individual Sub-Accounts...............                                 6,639,391
                                                                               --------------
 GROUP SUB-ACCOUNTS:
   Bond Fund Qualified 1.00% QP....................        68,667    4.339730         297,996
   Bond Fund 1.25% DCII............................       290,717    4.186875       1,217,195
   Bond Fund 1.00% DCII............................        11,681    4.322597          50,493
   Bond Fund .15% DCII.............................         4,544    3.988350          18,122
   Stock Fund Qualified 1.00% QP...................       228,666   11.419696       2,611,302
   Stock Fund Qualified .825% QP...................        50,529    9.187655         464,243
   Stock Fund Non-Qualified 1.00% NQ...............           569    8.960086           5,099
   Stock Fund Non-Qualified .825% NQ...............        50,740    9.203794         467,004


   The accompanying notes are an integral part of these financial statements.

HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                        UNITS
                                                       OWNED BY       UNIT        CONTRACT
                                                     PARTICIPANTS     PRICE      LIABILITY
                                                     ------------   ---------  --------------
 GROUP SUB-ACCOUNTS -- (CONTINUED)
   Stock Fund 1.25% DCII...........................       997,034   $11.016763 $   10,984,089
   Stock Fund 1.00% DCII...........................         3,994   11.383947          45,472
   Stock Fund .15% DCII............................        12,196    8.647926         105,471
   Money Market Fund 1.25% DCII....................       158,559    2.724852         432,049
   Advisers Fund 1.25% DCII........................     1,889,915    4.201072       7,939,668
   Advisers Fund .15% DCII.........................        24,441    4.875465         119,161
   U.S. Government Money Market Fund 1.25% DCII....       126,892    1.898594         240,916
   Capital Appreciation Fund 1.25% DCII............       537,157    6.532522       3,508,989
   Capital Appreciation Fund .15% DCII.............         9,403    7.500897          70,528
   Mortgage Securities Fund 1.25% DCII.............       160,959    2.421049         389,689
   Index Fund 1.25% DCII...........................       440,396    2.848016       1,254,255
   Index Fund .15% DCII............................         4,097    3.118020          12,773
   International Opportunities Fund 1.25% DCII.....       227,628    1.482607         337,483
   International Opportunities Fund .15% DCII......        19,146    1.592168          30,484
   Dividend and Growth Fund........................       185,039    1.484086         274,614
   Calvert Responsibly Invested Balanced Portfolio
    1.25% DCII.....................................       124,309    2.020652         251,186
   TCI Advantage Fund..............................         8,005    1.134354           9,080
   TCI Growth Fund.................................         7,438    1.021217           7,596
                                                                               --------------
   Sub-total Group Sub-Accounts....................                                31,144,957
                                                                               --------------
 TOTAL ANNUITY PERIOD..............................                                37,784,348
                                                                               --------------
 GRAND TOTAL.......................................                            $7,441,802,603
                                                                               --------------
                                                                               --------------

HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

 Separate Account Two


STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 1996



                                                           MONEY
                            BOND FUND      STOCK FUND   MARKET FUND
                           SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT
                           ------------   ------------  -----------
INVESTMENT INCOME:
  Dividends..............  $ 12,893,843   $ 18,086,005  $12,430,899
EXPENSES:
  Mortality and expense
   undertakings..........    (2,481,229)   (13,978,363)  (2,990,459)
                           ------------   ------------  -----------
    Net investment income
     (loss)..............    10,412,614      4,107,642    9,440,440
                           ------------   ------------  -----------
CAPITAL GAINS INCOME.....       --          41,100,004      --
                           ------------   ------------  -----------
NET REALIZED AND
  UNREALIZED GAIN (LOSS)
  ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........      (262,277)     3,161,056      --
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................    (5,517,884)   189,613,138      --
                           ------------   ------------  -----------
    Net realized and
     unrealized gain
     (loss) on
     investments.........    (5,780,161)   192,774,194      --
                           ------------   ------------  -----------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....  $  4,632,453   $237,981,840  $ 9,440,440
                           ------------   ------------  -----------
                           ------------   ------------  -----------


   The accompanying notes are an integral part of these financial statements.

HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                                             U.S. GOVERNMENT           CAPITAL           MORTGAGE
                           ADVISERS FUND    MONEY MARKET FUND     APPRECIATION FUND   SECURITIES FUND
                            SUB-ACCOUNT        SUB-ACCOUNT           SUB-ACCOUNT        SUB-ACCOUNT
                           -------------   --------------------   -----------------   ---------------
INVESTMENT INCOME:
  Dividends..............  $  75,797,664         $ 73,159           $  8,578,529        $13,309,238
EXPENSES:
  Mortality and expense
   undertakings..........    (32,375,755)         (17,750)           (15,329,687)        (2,542,139)
                           -------------         --------         -----------------   ---------------
    Net investment income
     (loss)..............     43,421,909           55,409             (6,751,158)        10,767,099
                           -------------         --------         -----------------   ---------------
CAPITAL GAINS INCOME.....     53,115,059         --                   70,324,118           --
                           -------------         --------         -----------------   ---------------
NET REALIZED AND
  UNREALIZED GAIN (LOSS)
  ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........      1,874,522         --                    2,065,427           (435,741)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................    276,364,776         --                  154,074,827         (2,844,443)
                           -------------         --------         -----------------   ---------------
    Net realized and
     unrealized gain
     (loss) on
     investments.........    278,239,298         --                  156,140,254         (3,280,184)
                           -------------         --------         -----------------   ---------------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....  $ 374,776,266         $ 55,409           $219,713,214        $ 7,486,915
                           -------------         --------         -----------------   ---------------
                           -------------         --------         -----------------   ---------------

                                           INTERNATIONAL      DIVIDEND AND
                            INDEX FUND   OPPORTUNITIES FUND   GROWTH FUND
                           SUB-ACCOUNT      SUB-ACCOUNT       SUB-ACCOUNT
                           ------------  ------------------   ------------
INVESTMENT INCOME:
  Dividends..............  $  4,491,244     $ 7,252,292       $  5,391,238
EXPENSES:
  Mortality and expense
   undertakings..........    (2,695,725)     (4,681,021)        (2,723,447)
                           ------------  ------------------   ------------
    Net investment income
     (loss)..............     1,795,519       2,571,271          2,667,791
                           ------------  ------------------   ------------
CAPITAL GAINS INCOME.....     3,292,866       9,589,596          2,810,352
                           ------------  ------------------   ------------
NET REALIZED AND
  UNREALIZED GAIN (LOSS)
  ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........       140,503          91,466             (3,931)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................    36,167,970      28,439,913         38,471,770
                           ------------  ------------------   ------------
    Net realized and
     unrealized gain
     (loss) on
     investments.........    36,308,473      28,531,379         38,467,839
                           ------------  ------------------   ------------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....  $ 41,396,858     $40,692,246       $ 43,945,982
                           ------------  ------------------   ------------
                           ------------  ------------------   ------------

HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

 SEPARATE ACCOUNT TWO


STATEMENT OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 1996



                                 CALVERT                                                  SMITH BARNEY
                           RESPONSIBLY INVESTED   INTERNATIONAL         SMALL            CASH PORTFOLIO
                            BALANCED PORTFOLIO    ADVISERS FUND      COMPANY FUND            CLASS A
                               SUB-ACCOUNT         SUB-ACCOUNT       SUB-ACCOUNT*          SUB-ACCOUNT
                           --------------------   -------------   ------------------   -------------------
INVESTMENT INCOME:
  Dividends..............        $ 57,279          $  879,182          $ 9,954               $27,809
EXPENSES:
  Mortality and expense
   undertakings..........         (27,872)           (234,636)         (27,632)               (5,756)
                                 --------         -------------        -------               -------
    Net investment income
     (loss)..............          29,407             644,546          (17,678)               22,053
                                 --------         -------------        -------               -------
CAPITAL GAINS INCOME.....         140,994             595,787          --                   --
                                 --------         -------------        -------               -------
NET REALIZED AND
  UNREALIZED GAIN (LOSS)
  ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........           6,518              (3,562)             922              --
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................          78,661             708,119           74,459              --
                                 --------         -------------        -------               -------
    Net realized and
     unrealized gain
     (loss) on
     investments.........          85,179             704,557           75,381              --
                                 --------         -------------        -------               -------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....        $255,580          $1,944,890          $57,703               $22,053
                                 --------         -------------        -------               -------
                                 --------         -------------        -------               -------



* From inception, August 9, 1996, to December 31, 1996.


   The accompanying notes are an integral part of these financial statements.

HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                                               SMITH BARNEY
                                                GOVERNMENT                                  FIDELITY VIP    FIDELITY VIP II
                            SMITH BARNEY        PORTFOLIO           TCI            TCI        OVERSEAS       ASSET MANAGER
                          APPRECIATION FUND      CLASS A       ADVANTAGE FUND  GROWTH FUND    PORTFOLIO        PORTFOLIO
                             SUB-ACCOUNT       SUB-ACCOUNT      SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT      SUB-ACCOUNT
                          -----------------   --------------   --------------  -----------  -------------  ------------------
INVESTMENT INCOME:
  Dividends..............      $16,634            $2,077           $6,903       $ 100,570      $ 3,709          $ 27,849
EXPENSES:
  Mortality and expense
   undertakings..........       (1,599)             (431)          (1,529)        (13,692)      (8,486)          (13,608)
                               -------            ------           ------      -----------  -------------       --------
    Net investment income
     (loss)..............       15,035             1,646            5,374          86,878       (4,777)           14,241
                               -------            ------           ------      -----------  -------------       --------
CAPITAL GAINS INCOME.....      --                 --               --              --            4,080          --
                               -------            ------           ------      -----------  -------------       --------
NET REALIZED AND
  UNREALIZED GAIN (LOSS)
  ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........          174            --                 (110)            527          985               (71)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................       11,776            --                4,528        (155,560)      77,918           126,112
                               -------            ------           ------      -----------  -------------       --------
    Net realized and
     unrealized gain
     (loss) on
     investments.........       11,950            --                4,418        (155,033)      78,903           126,041
                               -------            ------           ------      -----------  -------------       --------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....      $26,985            $1,646           $9,792       $ (68,155)     $78,206          $140,282
                               -------            ------           ------      -----------  -------------       --------
                               -------            ------           ------      -----------  -------------       --------

                                             FIDELITY
                           FIDELITY VIP II      VIP
                             CONTRAFUND       GROWTH
                              PORTFOLIO      PORTFOLIO
                             SUB-ACCOUNT    SUB-ACCOUNT
                           ---------------  -----------
INVESTMENT INCOME:
  Dividends..............     $ 21,249       $ 73,883
EXPENSES:
  Mortality and expense
   undertakings..........      (56,903)       (63,705)
                           ---------------  -----------
    Net investment income
     (loss)..............      (35,654)        10,178
                           ---------------  -----------
CAPITAL GAINS INCOME.....      --             115,329
                           ---------------  -----------
NET REALIZED AND
  UNREALIZED GAIN (LOSS)
  ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........         (377)        (6,795)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      910,896        420,263
                           ---------------  -----------
    Net realized and
     unrealized gain
     (loss) on
     investments.........      910,519        413,468
                           ---------------  -----------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....     $874,865       $538,975
                           ---------------  -----------
                           ---------------  -----------

HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

 Separate Account Two


STATEMENT OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1996



                                                             MONEY
                            BOND FUND      STOCK FUND     MARKET FUND
                           SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT
                           ------------  --------------  -------------
OPERATIONS:
  Net investment income
   (loss)................  $ 10,412,614  $    4,107,642  $   9,440,440
  Capital gains income...       --           41,100,004       --
  Net realized gain
   (loss) on security
   transactions..........      (262,277)      3,161,056       --
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................    (5,517,884)    189,613,138       --
                           ------------  --------------  -------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............     4,632,453     237,981,840      9,440,440
                           ------------  --------------  -------------
UNIT TRANSACTIONS:
  Purchases..............    27,446,873     174,128,189     70,557,174
  Net transfers..........   (16,819,459)     27,816,288     67,229,895
  Surrenders.............   (16,860,465)    (57,921,128)   (52,794,253)
  Net annuity
   transactions..........       (32,192)       (176,096)      (239,109)
                           ------------  --------------  -------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........    (6,265,243)    143,847,253     84,753,707
                           ------------  --------------  -------------
  Total increase
   (decrease) in net
   assets................    (1,632,790)    381,829,093     94,194,147
NET ASSETS:
  Beginning of period....   211,362,822     964,881,770    188,639,422
                           ------------  --------------  -------------
  End of period..........  $209,730,032  $1,346,710,863  $ 282,833,569
                           ------------  --------------  -------------
                           ------------  --------------  -------------

STATEMENT OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1995

                                                             MONEY
                            BOND FUND      STOCK FUND     MARKET FUND
                           SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT
                           ------------  --------------  -------------
OPERATIONS:
  Net investment income
   (loss)................  $  9,356,706  $    8,102,133  $   9,540,693
  Capital gains income...       --           26,305,598       --
  Net realized gain
   (loss) on security
   transactions..........       117,877       2,168,121       --
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................    18,122,724     184,154,644       --
                           ------------  --------------  -------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............    27,597,307     220,730,496      9,540,693
                           ------------  --------------  -------------
UNIT TRANSACTIONS:
  Purchases..............    18,860,293     101,236,958     48,515,026
  Net transfers..........    17,461,966      34,337,542    (83,703,644)
  Surrenders.............   (12,010,919)    (38,089,217)   (27,263,647)
  Net annuity
   transactions..........       (33,972)        563,526       (138,249)
                           ------------  --------------  -------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........    24,277,368      98,048,809    (62,590,514)
                           ------------  --------------  -------------
  Total increase
   (decrease) in net
   assets................    51,874,675     318,779,305    (53,049,821)
NET ASSETS:
  Beginning of period....   159,488,147     646,102,465    241,689,243
                           ------------  --------------  -------------
  End of period..........  $211,362,822  $  964,881,770  $ 188,639,422
                           ------------  --------------  -------------
                           ------------  --------------  -------------


   The accompanying notes are an integral part of these financial statements.

HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                                            U.S. GOVERNMENT         CAPITAL         MORTGAGE                     INTERNATIONAL
                           ADVISERS FUND   MONEY MARKET FUND   APPRECIATION FUND SECURITIES FUND  INDEX FUND   OPPORTUNITIES FUND
                            SUB-ACCOUNT       SUB-ACCOUNT         SUB-ACCOUNT      SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT
                          --------------- -------------------- ----------------- --------------- ------------- ------------------
OPERATIONS:
  Net investment income
   (loss)................ $    43,421,909      $   55,409       $   (6,751,158)   $ 10,767,099   $   1,795,519    $  2,571,271
  Capital gains income...      53,115,059       --                  70,324,118        --             3,292,866       9,589,596
  Net realized gain
   (loss) on security
   transactions..........       1,874,522       --                   2,065,427        (435,741)        140,503          91,466
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................     276,364,776       --                 154,074,827      (2,844,443)     36,167,970      28,439,913
                          ---------------     -----------      ----------------- --------------- ------------- ------------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............     374,776,266          55,409          219,713,214       7,486,915      41,396,858      40,692,246
                          ---------------     -----------      ----------------- --------------- ------------- ------------------
UNIT TRANSACTIONS:
  Purchases..............     322,583,889         216,658          200,411,434       9,051,920      47,675,352      43,044,896
  Net transfers..........      (3,947,049)        (124,960)            495,679     (19,016,015)     21,152,822      20,223,935
  Surrenders.............    (150,653,853)         (77,729)        (60,449,676)    (19,091,976)    (10,892,469)     (21,614,763)
  Net annuity
   transactions..........         730,038         (18,734)             658,118         (55,176)         75,085         141,714
                          ---------------     -----------      ----------------- --------------- ------------- ------------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........     168,713,025          (4,765)         141,115,555     (29,111,247)     58,010,790      41,795,782
                          ---------------     -----------      ----------------- --------------- ------------- ------------------
  Total increase
   (decrease) in net
   assets................     543,489,291          50,644          360,828,769     (21,624,332)     99,407,648      82,488,028
NET ASSETS:
  Beginning of period....   2,357,217,790       1,541,876        1,074,971,652     221,415,738     165,395,372     328,307,965
                          ---------------     -----------      ----------------- --------------- ------------- ------------------
  End of period.......... $ 2,900,707,081      $1,592,520       $1,435,800,421    $199,791,406   $ 264,803,020    $410,795,993
                          ---------------     -----------      ----------------- --------------- ------------- ------------------
                          ---------------     -----------      ----------------- --------------- ------------- ------------------

                                            U.S. GOVERNMENT         CAPITAL         MORTGAGE                     INTERNATIONAL
                           ADVISERS FUND   MONEY MARKET FUND   APPRECIATION FUND SECURITIES FUND  INDEX FUND   OPPORTUNITIES FUND
                            SUB-ACCOUNT       SUB-ACCOUNT         SUB-ACCOUNT      SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT
                          --------------- -------------------- ----------------- --------------- ------------- ------------------
OPERATIONS:
  Net investment income
   (loss)................ $    47,996,996      $   56,945       $   (2,372,963)   $ 11,548,045   $   1,542,554    $  1,106,594
  Capital gains income...      21,614,744       --                  34,687,769        --                38,706       2,695,768
  Net realized gain
   (loss) on security
   transactions..........       1,643,658       --                   2,276,572        (490,628)        969,630        (488,089)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................     410,209,012       --                 168,562,628      18,815,991      34,721,169      32,521,726
                          ---------------     -----------      ----------------- --------------- ------------- ------------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............     481,464,410          56,945          203,154,006      29,873,408      37,272,059      35,835,999
                          ---------------     -----------      ----------------- --------------- ------------- ------------------
UNIT TRANSACTIONS:
  Purchases..............     189,985,618         247,760          164,142,420       9,787,879      22,856,837      27,669,493
  Net transfers..........      (5,608,414)          17,612         104,275,366     (15,085,789)     14,885,934     (24,115,834)
  Surrenders.............    (110,192,361)         (76,250)        (29,551,158)    (16,689,694)     (4,088,509)     (12,086,298)
  Net annuity
   transactions..........         487,625          84,208              482,089          13,331          84,999         124,982
                          ---------------     -----------      ----------------- --------------- ------------- ------------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........      74,672,468         273,330          239,348,717     (21,974,273)     33,739,261      (8,407,657)
                          ---------------     -----------      ----------------- --------------- ------------- ------------------
  Total increase
   (decrease) in net
   assets................     556,136,878         330,275          442,502,723       7,899,135      71,011,320      27,428,342
NET ASSETS:
  Beginning of period....   1,801,080,912       1,211,601          632,468,929     213,516,603      94,384,052     300,879,623
                          ---------------     -----------      ----------------- --------------- ------------- ------------------
  End of period.......... $ 2,357,217,790      $1,541,876       $1,074,971,652    $221,415,738   $ 165,395,372    $328,307,965
                          ---------------     -----------      ----------------- --------------- ------------- ------------------
                          ---------------     -----------      ----------------- --------------- ------------- ------------------

                           DIVIDEND AND
                            GROWTH FUND
                            SUB-ACCOUNT
                           -------------
OPERATIONS:
  Net investment income
   (loss)................  $  2,667,791
  Capital gains income...     2,810,352
  Net realized gain
   (loss) on security
   transactions..........        (3,931)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................    38,471,770
                           -------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............    43,945,982
                           -------------
UNIT TRANSACTIONS:
  Purchases..............    99,649,393
  Net transfers..........    73,409,821
  Surrenders.............    (8,580,693)
  Net annuity
   transactions..........       330,214
                           -------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........   164,808,735
                           -------------
  Total increase
   (decrease) in net
   assets................   208,754,717
NET ASSETS:
  Beginning of period....   115,579,204
                           -------------
  End of period..........  $324,333,921
                           -------------
                           -------------
                           DIVIDEND AND
                            GROWTH FUND
                            SUB-ACCOUNT
                           -------------
OPERATIONS:
  Net investment income
   (loss)................  $  1,044,698
  Capital gains income...       --
  Net realized gain
   (loss) on security
   transactions..........         4,933
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................    18,047,295
                           -------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............    19,096,926
                           -------------
UNIT TRANSACTIONS:
  Purchases..............    37,005,986
  Net transfers..........    31,702,670
  Surrenders.............    (2,159,189)
  Net annuity
   transactions..........        77,507
                           -------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........    66,626,974
                           -------------
  Total increase
   (decrease) in net
   assets................    85,723,900
NET ASSETS:
  Beginning of period....    29,855,304
                           -------------
  End of period..........  $115,579,204
                           -------------
                           -------------

HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

 SEPARATE ACCOUNT TWO


STATEMENT OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 1996



                               CALVERT
                             RESPONSIBLY
                              INVESTED
                              BALANCED       INTERNATIONAL         SMALL             SMITH BARNEY
                              PORTFOLIO      ADVISERS FUND      COMPANY FUND      DAILY DIVIDEND FUND
                             SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT***         SUB-ACCOUNT
                           ---------------   -------------   ------------------   -------------------
OPERATIONS:
  Net investment income
   (loss)................    $     29,407    $    644,546       $   (17,678)           $ 22,053
  Capital gains income...         140,994         595,787          --                  --
  Net realized gain
   (loss) on security
   transactions..........           6,518          (3,562)              922            --
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................          78,661         708,119            74,459            --
                           ---------------   -------------   ------------------        --------
  Net increase (decrease)
   in net assets
   resulting from
   operations............         255,580       1,944,890            57,703              22,053
                           ---------------   -------------   ------------------        --------
UNIT TRANSACTIONS:
  Purchases..............         501,957      10,618,419         4,333,960                  25
  Net transfers..........          86,346      10,257,798         9,203,248            --
  Surrenders.............         (81,242)       (609,471)          (48,819)            (10,494)
  Net annuity
   transactions..........         135,085         --               --                  --
                           ---------------   -------------   ------------------        --------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........         642,146      20,266,746        13,488,389             (10,469)
                           ---------------   -------------   ------------------        --------
  Total increase
   (decrease) in net
   assets................         897,726      22,211,636        13,546,092              11,584
NET ASSETS:
  Beginning of period....       1,763,503       7,597,538          --                   569,347
                           ---------------   -------------   ------------------        --------
  End of period..........    $  2,661,229    $ 29,809,174       $13,546,092            $580,931
                           ---------------   -------------   ------------------        --------
                           ---------------   -------------   ------------------        --------

STATEMENT OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 1995

                               CALVERT
                             RESPONSIBLY
                              INVESTED                          SMITH BARNEY
                              BALANCED       INTERNATIONAL     CASH PORTFOLIO        SMITH BARNEY
                              PORTFOLIO      ADVISERS FUND        CLASS A          APPRECIATION FUND
                             SUB-ACCOUNT     SUB-ACCOUNT*       SUB-ACCOUNT           SUB-ACCOUNT
                           ---------------   -------------   ------------------   -------------------
OPERATIONS:
  Net investment income
   (loss)................    $     87,446    $    164,074       $    26,340            $  1,041
  Capital gains income...          50,438         --               --                    11,468
  Net realized gain
   (loss) on security
   transactions..........           1,044           6,279          --                       148
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................         184,034         177,844          --                    20,104
                           ---------------   -------------   ------------------        --------
  Net increase (decrease)
   in net assets
   resulting from
   operations............         322,962         348,197            26,340              32,761
                           ---------------   -------------   ------------------        --------
UNIT TRANSACTIONS:
  Purchases..............         394,157       2,632,312          --                        50
  Net transfers..........          19,199       4,663,681           (10,709)           --
  Surrenders.............         (28,010)        (46,652)          (92,200)             (1,598)
  Net annuity
   transactions..........          30,857         --               --                  --
                           ---------------   -------------   ------------------        --------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........         416,203       7,249,341          (102,909)             (1,548)
                           ---------------   -------------   ------------------        --------
  Total increase
   (decrease) in net
   assets................         739,165       7,597,538           (76,569)             31,213
NET ASSETS:
  Beginning of period....       1,024,338         --                645,916             117,221
                           ---------------   -------------   ------------------        --------
  End of period..........    $  1,763,503    $  7,597,538       $   569,347            $148,434
                           ---------------   -------------   ------------------        --------
                           ---------------   -------------   ------------------        --------



  * From inception, March 31, 1995, to December 31, 1995.


 ** From inception, July 1, 1995, to December 31, 1995.


*** From inception, August 9, 1996, to December 31, 1996.


   The accompanying notes are an integral part of these financial statements.

HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                                               SMITH BARNEY
                                                GOVERNMENT          TCI                        FIDELITY VIP      FIDELITY VIP II
                            SMITH BARNEY        PORTFOLIO        ADVANTAGE         TCI           OVERSEAS         ASSET MANAGER
                          APPRECIATION FUND      CLASS A            FUND       GROWTH FUND      PORTFOLIO           PORTFOLIO
                             SUB-ACCOUNT       SUB-ACCOUNT      SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT         SUB-ACCOUNT
                          -----------------   --------------   --------------  -----------  ------------------  ------------------
OPERATIONS:
  Net investment income
   (loss)................     $ 15,035           $ 1,646          $  5,374     $   86,878       $   (4,777)         $   14,241
  Capital gains income...      --                 --               --              --                4,080            --
  Net realized gain
   (loss) on security
   transactions..........          174            --                  (110)           527              985                 (71)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................       11,776            --                 4,528       (155,560)          77,918             126,112
                              --------           -------       --------------  -----------  ------------------  ------------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............       26,985             1,646             9,792        (68,155)          78,206             140,282
                              --------           -------       --------------  -----------  ------------------  ------------------
UNIT TRANSACTIONS:
  Purchases..............      --                 --                52,991        278,606          196,292             268,755
  Net transfers..........      --                 --                63,519        248,714          626,400           1,181,511
  Surrenders.............       (2,558)           (4,273)             (218)       (13,223)         (27,202)            (95,811)
  Net annuity
   transactions..........      --                 --                  (410)          (374)        --                  --
                              --------           -------       --------------  -----------  ------------------  ------------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........       (2,558)           (4,273)          115,882        513,723          795,490           1,354,455
                              --------           -------       --------------  -----------  ------------------  ------------------
  Total increase
   (decrease) in net
   assets................       24,427            (2,627)          125,674        445,568          873,696           1,494,737
NET ASSETS:
  Beginning of period....      148,434            42,469            46,921        693,422          186,893             339,278
                              --------           -------       --------------  -----------  ------------------  ------------------
  End of period..........     $172,861           $39,842          $172,595     $1,138,990       $1,060,589          $1,834,015
                              --------           -------       --------------  -----------  ------------------  ------------------
                              --------           -------       --------------  -----------  ------------------  ------------------

                            SMITH BARNEY                                        FIDELITY
                             GOVERNMENT                                            VIP       FIDELITY VIP II     FIDELITY VIP II
                              PORTFOLIO            TCI              TCI         OVERSEAS      ASSET MANAGER         CONTRAFUND
                               CLASS A        ADVANTAGE FUND    GROWTH FUND     PORTFOLIO       PORTFOLIO           PORTFOLIO
                             SUB-ACCOUNT       SUB-ACCOUNT     SUB-ACCOUNT**   SUB-ACCOUNT**   SUB- ACCOUNT**     SUB- ACCOUNT**
                          -----------------   --------------   --------------  -----------  ------------------  ------------------
OPERATIONS:
  Net investment income
   (loss)................     $  1,938           $   549          $ (2,133)    $     (491)      $   (1,491)         $   19,233
  Capital gains income...      --                 --               --              --             --                  --
  Net realized gain
   (loss) on security
   transactions..........      --                    (90)              938           (240)             456                (577)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      --                  1,195             6,645          3,459           18,860              17,225
                              --------           -------       --------------  -----------  ------------------  ------------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............        1,938             1,654             5,450          2,728           17,825              35,881
                              --------           -------       --------------  -----------  ------------------  ------------------
UNIT TRANSACTIONS:
  Purchases..............      --                 15,135            30,024         21,829           32,160              89,641
  Net transfers..........      --                 40,646           669,352        172,761          300,031           1,871,915
  Surrenders.............       (7,562)          (19,236)          (20,127)       (10,425)         (10,738)            (11,744)
  Net annuity
   transactions..........      --                  8,722             8,723         --             --                  --
                              --------           -------       --------------  -----------  ------------------  ------------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........       (7,562)           45,267           687,972        184,165          321,453           1,949,812
                              --------           -------       --------------  -----------  ------------------  ------------------
  Total increase
   (decrease) in net
   assets................       (5,624)           46,921           693,422        186,893          339,278           1,985,693
NET ASSETS:
  Beginning of period....       48,093            --               --              --             --                  --
                              --------           -------       --------------  -----------  ------------------  ------------------
  End of period..........     $ 42,469           $46,921          $693,422     $  186,893       $  339,278          $1,985,693
                              --------           -------       --------------  -----------  ------------------  ------------------
                              --------           -------       --------------  -----------  ------------------  ------------------

                                             FIDELITY
                           FIDELITY VIP II      VIP
                             CONTRAFUND       GROWTH
                              PORTFOLIO      PORTFOLIO
                             SUB-ACCOUNT    SUB-ACCOUNT
                           ---------------  -----------
OPERATIONS:
  Net investment income
   (loss)................    $  (35,654)    $   10,178
  Capital gains income...       --             115,329
  Net realized gain
   (loss) on security
   transactions..........          (377)        (6,795)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................       910,896        420,263
                           ---------------  -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............       874,865        538,975
                           ---------------  -----------
UNIT TRANSACTIONS:
  Purchases..............       928,554      1,249,738
  Net transfers..........     3,162,455      3,357,091
  Surrenders.............      (279,972)      (334,425)
  Net annuity
   transactions..........       --              --
                           ---------------  -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........     3,811,037      4,272,404
                           ---------------  -----------
  Total increase
   (decrease) in net
   assets................     4,685,902      4,811,379
NET ASSETS:
  Beginning of period....     1,985,693      2,204,486
                           ---------------  -----------
  End of period..........    $6,671,595     $7,015,865
                           ---------------  -----------
                           ---------------  -----------

                            FIDELITY VIP
                               GROWTH
                              PORTFOLIO
                            SUB-ACCOUNT**
                           ---------------
OPERATIONS:
  Net investment income
   (loss)................    $   (6,603)
  Capital gains income...       --
  Net realized gain
   (loss) on security
   transactions..........        (2,056)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................       (34,445)
                           ---------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............       (43,104)
                           ---------------
UNIT TRANSACTIONS:
  Purchases..............       120,267
  Net transfers..........     2,148,417
  Surrenders.............       (21,094)
  Net annuity
   transactions..........       --
                           ---------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........     2,247,590
                           ---------------
  Total increase
   (decrease) in net
   assets................     2,204,486
NET ASSETS:
  Beginning of period....       --
                           ---------------
  End of period..........    $2,204,486
                           ---------------
                           ---------------

                                                 HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

                              SEPARATE ACCOUNT TWO
                         NOTES TO FINANCIAL STATEMENTS
                               DECEMBER 31, 1996


---------------------------------------------------

 1. ORGANIZATION:


Separate Account Two (the Account) is a separate investment account within Hartford Life Insurance Company (the Company) and is registered with the Securities and Exchange Commission (SEC) as a unit investment trust under the Investment Company Act of 1940, as amended. Both the Company and the Account are subject to supervision and regulation by the Department of Insurance of the State of Connecticut and the SEC. The Account invests deposits by variable annuity contractholders of the Company in various mutual funds (the Funds) as directed by the contractholders.



---------------------------------------------------

 2. SIGNIFICANT ACCOUNTING POLICIES:


    The following is a summary of significant accounting policies of the Account, which are in accordance with generally accepted accounting principles in the investment company industry:



    a) SECURITY TRANSACTIONS--Security transactions are recorded on the trade date (date the order to buy or sell is executed). Cost of investments sold is determined on the basis of identified cost. Dividends and capital gains income are accrued as of the ex-dividend date. Capital gains income represents dividends from the Funds which are characterized as capital gains under tax regulations.



    b) SECURITY VALUATION--The investment in shares of the Hartford, Smith Barney, TCI, Fidelity and Calvert Responsibily Invested Series mutual funds are valued at the closing net asset value per share as determined by the appropriate Fund as of December 31, 1996.



    c) FEDERAL INCOME TAXES--The operations of the Account form a part of, and are taxed with, the total operations of the Company, which is taxed as an insurance company under the Internal Revenue Code. Under current law, no federal income taxes are payable with respect to the operations of the Account.



    d) USE OF ESTIMATES--The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the period. Operating results in the future could vary from the amounts derived from management's estimates.



---------------------------------------------------

 3.ADMINISTRATION OF THE ACCOUNT AND
   RELATED CHARGES:


    a) MORTALITY AND EXPENSE UNDERTAKINGS--The Company, as issuer of variable annuity contracts, provides the mortality and expense undertakings and, with respect to the Account, receives a maximum annual fee of up to 1.25% of the Account's average daily net assets.



    b) DEDUCTION OF ANNUAL MAINTENANCE FEE--Annual maintenance fees are deducted through termination of units of interest from applicable contract owners' accounts, in accordance with the terms of the contracts.

                                     PART C

                                OTHER INFORMATION

Item 24.   Financial Statements and Exhibits

   (a) All financial statements are included in Part A and Part B of the Registration Statement.

   (b)      (1)   Resolution of the Board of Directors of Hartford Life
                  Insurance Company ("Company") authorizing the establishment of the Separate Account. (1)

       (2)     Not applicable.  Hartford Life maintains custody of all assets.

       (3)     (a)  Principal Underwriting Agreement. (1)

               (b)  Form of Dealer Agreement. (2)


       (4)     Form of the variable annuity contract. (2)

       (5)     The form of the application. (2)

      (6)      (a)  Articles of Incorporation of Hartford.

               (b)  Bylaws of Hartford. (1)

       (7)     Not applicable.

       (8)     Participation Agreement. (1)

       (9)     Opinion and Consent of Lynda Godkin, General Counsel.

      (10)     Consent of Arthur Andersen LLP, Independent Public Accountants.


      (11)     No financial statements are omitted.

      (12)     Not applicable.

--------------------

(1) Incorporated herein by reference to the Post Effective Amendment No. 9, to the Registration Statement File No. 33-19947, dated May 1, 1995.

(2) Incorporated herein by reference to the Post Effective Amendment No. 10, to the Registration Statement File No. 33-19947, dated May 1, 1996.

      (13)     Not applicable.

      (14)     Not applicable.

      (15)     Copy of Power of Attorney.

      (16)     Organizational Chart.

Item 25.  Directors and Officers of the Depositor

--------------------------------------------------------------------------------
NAME                            POSITION WITH HARTFORD
--------------------------------------------------------------------------------
Wendell J. Bossen               Vice President

Gregory A. Boyko                Vice President and Controller

Peter W. Cummins                Vice President

Ann M. deRaismes                Vice President

Timothy M. Fitch                Vice President and Actuary

Bruce D. Gardner                Vice President, Director*

Joseph H. Gareau                Executive Vice President and Chief Investment
                                Officer, Director*

J. Richard Garrett              Vice President and Treasurer

John P. Ginnetti                Executive Vice President and Director, Asset
                                Management Services, Director*

Lynda Godkin                    General Counsel, and Corporate Secretary

Lois W. Grady                   Vice President

David A. Hall                   Senior Vice President and Actuary,

Robert A. Kerzner               Vice President

Andrew W. Kohnke                Vice President

Steven M. Maher                 Vice President and Actuary

William B. Malchodi, Jr.        Vice President and Director of Taxes

Thomas M. Marra                 Executive Vice President and Director
                                Individual Life and Annuity Division, Director*

Robert F. Nolan                 Vice President

Joseph J. Noto                  Vice President

Leonard E. Odell, Jr.           Senior Vice President, Director*

--------------------------------------------------------------------------------
NAME                            POSITION WITH HARTFORD
--------------------------------------------------------------------------------

Craig D. Raymond                Vice President and Chief Actuary

Lowndes A. Smith                President and Chief Operating Officer,
                                Director*

Edward J. Sweeney               Vice President

Raymond P. Welnicki             Senior Vice President and Director, Employee
                                Benefit Division, Director*

Walter C. Welsh                 Vice President

James J. Westervelt             Senior Vice President and Group Controller

Lizabeth H. Zlatkus             Vice President, Director*

Unless otherwise indicated, the principal business address of each the above individuals is P.O. Box 2999, Hartford, CT 06104-2999.

*Denotes Board of Directors.

Item 26. Persons Controlled By or Under Common Control with the Depositor or Registrant

                Filed herewith as Exhibit 16.

Item 27.        Number of Contract Owners

                As of April 7, 1997 there were 2,651 Contract Owners.

Item 28.       Indemnification

                Under Section 33-320a of the Connecticut General Statutes, the Registrant must indemnify a director or officer against judgments, fines, penalties, amounts paid in settlement and reasonable expenses, including attorneys' fees, for actions brought or threatened to be brought against him in his capacity as a director or officer when it is determined by certain disinterested parties that he acted in good faith and in a manner he reasonably believed to be in the best interests of the Registrant. In any criminal action or proceeding, it also must be determined that the director or officer had no reason to believe his conduct was unlawful. The director or officer must also be indemnified when he is successful on the merits in the defense of a proceeding or in circumstances where a court determines that he is fairly and reasonably entitled to be indemnified, and the court approves the amount. In shareholder derivative suits, the director or officer must be finally adjudged not to have breached his duty to the Registrant or a court must determine that he is fairly and reasonably entitled to be indemnified and must approve the amount. In a claim based upon the director's or officer's purchase or sale of the Registrant's securities, the director or officer may obtain indemnification only if a court determines that, in view of all the circumstances, he is fairly and reasonably entitled to be indemnified, and then for such amount as the court shall determine.

                The foregoing statements are specifically made subject to the detailed provisions of Section 33-320a.

                The directors and officers of Hartford and Hartford Securities Distribution Company, Inc. ("HSD") are covered under a directors and officers liability insurance policy issued to ITT Hartford Group, Inc. and its subsidiaries. Such policy will reimburse the Registrant for any payments that it shall make to directors and officers pursuant to law and will, subject to certain exclusions contained in the policy, further pay any other costs, charges and expenses and settlements and judgments arising from any proceeding involving any director or officer of the Registrant in his past or present capacity as such, and for which he may be liable, except as to any liabilities arising from acts that are deemed to be uninsurable.

                Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable.


Item 29.       Principal Underwriters

               (a) HSD acts as principal underwriter for the following investment companies:

                Hartford Life Insurance Company - Separate Account One Hartford Life Insurance Company - Separate Account Two Hartford Life Insurance Company - Separate Account Two (DC
                    Variable Account I)
                Hartford Life Insurance Company - Separate Account Two (DC
                    Variable Account II)
                Hartford Life Insurance Company - Separate Account Two (QP
                    Variable Account)
                Hartford Life Insurance Company - Separate Account Two
                    (Variable Account "A")
                Hartford Life Insurance Company - Separate Account Two (NQ
                    Variable Account)
                Hartford Life Insurance Company - Putnam Capital Manager Trust
                    Separate Account
                Hartford Life Insurance Company - Separate Account Three Hartford Life Insurance Company - Separate Account Five
                ITT Hartford Life and Annuity Insurance Company - Separate
                    Account One
                ITT Hartford Life and Annuity Insurance Company - Putnam
                    Capital Manager Trust Separate Account Two
                ITT Hartford Life and Annuity Insurance Company - Separate
                    Account Three
                ITT Hartford Life and Annuity Insurance Company - Separate
                    Account Five
                ITT Hartford Life and Annuity Insurance Company - Separate
                    Account Six

                American Maturity Life Insurance Company - Separate Account
                    AMLVA

(b)            Directors and Officers of HSD

                Name and Principal        Positions and Offices
                 Business Address            With Underwriter
                ------------------       -------------------------
                Lowndes A. Smith         President, Director
                John P. Ginnetti         Executive Vice President, Director
                Thomas M. Marra          Executive Vice President, Director
                George R. Jay            Controller
                Peter W. Cummins         Vice President
                Donald E. Waggaman, Jr.  Treasurer
                Lynda Godkin             General Counsel & Corporate Secretary
                Michael Wilder           Director

                Unless otherwise indicated, the principal business address of each the above individuals is P.O. Box 2999, Hartford, CT 06104-2999.

Item 30.  Location of Accounts and Records

       All of the accounts, books, records or other documents required to be kept by Section 31(a) of the Investment Company Act of 1940 and rules thereunder, are maintained by Hartford at 200 Hopmeadow Street, Simsbury, Connecticut 06089.

Item 31.  Management Services

       All management contracts are discussed in Part A and Part B of this Registration Statement.

Item 32.  Undertakings

     (a) The Registrant hereby undertakes to file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old so long as payments under the variable annuity contracts may be accepted.

     (b) The Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

     (c) The Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

     (d) Hartford hereby represents that the aggregate fees and charges under the Contract are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Hartford.

The Registrant is relying on the no-action letter issued by the Division of Investment Management to American Council of Life Insurance, Ref. No. IP-6-88, November 28, 1988. The Registrant has complied with conditions one through four of the no-action letter.

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Registration Statement to be signed on its behalf, in the City of Hartford, and State of Connecticut on this 10 day of April , 1997.

HARTFORD LIFE INSURANCE COMPANY
SEPARATE ACCOUNT TWO - (DC VARIABLE ACCOUNT II)
              (Registrant)

*By: /s/ John P. Ginnnetti                      *By:   /s/ Lynda Godkin
     ------------------------------------------      --------------------------
     John P. Ginnetti, Executive Vice President            Lynda Godkin
                                                           Attorney-in-Fact
HARTFORD LIFE INSURANCE COMPANY
               (Depositor)

*By: /s/ John P. Ginnnetti
     ------------------------------------------
     John P. Ginnetti, Executive Vice President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons and in the capacity and on the date indicated.

Bruce D. Gardner, Vice President,
    Director *
Joseph H. Gareau, Executive Vice
    President and Chief Investment
    Officer, Director *
John P. Ginnetti, Executive Vice
   President, Director *
Thomas M. Marra, Executive Vice                        *By:  /s/ Lynda Godkin
   President, Director *                                     -----------------
Leonard E. Odell, Jr., Senior                                Lynda Godkin
   Vice President, Director *                                Attorney-In-Fact
Lowndes A. Smith, President,
   Chief Operating Officer,                  Dated:   April 10, 1997
   Director *                                       ------------------------
Raymond P. Welnicki, Senior Vice
   President, Director *
Lizabeth H. Zlatkus, Vice President
   Director *

(33-19949)

                                  EXHIBIT INDEX


6. (a)    Articles of Incorporation of Hartford

9.        Opinion and Consent of Lynda Godkin, General Counsel

10.       Consent of Arthur Andersen LLP, Independent Public Accountants

15.       Copy of Power of Attorney

16.       Organizational Chart